Registration Nos. 33-15464
                                                                      811-4965
==============================================================================

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                       POST-EFFECTIVE AMENDMENT NO.    16

                                       TO

                                    FORM S-6

              FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933
                     OF SECURITIES OF UNIT INVESTMENT TRUST
                            REGISTERED ON FORM N-8B-2

ALLIANZ LIFE VARIABLE ACCOUNT A
-------------------------------
(Exact Name of Trust)

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
-----------------------------------------------
(Name of Depositor)




1750 Hennepin Avenue, Minneapolis, MN                          55403-2195
-------------------------------------                          ----------
(Address of Depositor's Principal Executive Offices)           (Zip Code)

     Name and Address of Agent for Service
          Michael T. Westermeyer
          Allianz Life Insurance Company of North America
          1750 Hennepin Avenue
          Minneapolis, MN  55403-2195

     Copies to:
          Judith A. Hasenauer
          Blazzard, Grodd & Hasenauer, P.C.
          P.O. Box 5108
          Westport, CT 06881
          (203) 226-7866

Title and amount of securities being registered:
     Individual Single Premium Variable Life Insurance Policies.

It is proposed that this filing will become effective:

     _____ immediately  upon filing  pursuant to paragraph  (b) of Rule 485
     __X__ on November 8, 1996 pursuant to paragraph (b) of Rule 485
     _____ 60 days after filing  pursuant to paragraph  (a)(1) of Rule 485
     _____ on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

      [ ] This Post-Effective Amendment designates a new effective date for a previously filed post-effective amendment.

Registrant has declared that it has registered an indefinite number or amount of securities in accordance with Rule 24f-2 under the Investment Company Act of 1940. Registrant filed a Rule 24f-2 Notice for the most recent fiscal year on or about February 28, 1996.



                        CROSS REFERENCE TO ITEMS REQUIRED
                                 BY FORM N-8B-2



N-8B-2 Item  Caption in Prospectus

1            The Company, The Variable Account

2            The Company

3            Not Applicable

4            Distribution of the Policy

5            The Variable Account

6(a)         Not Applicable
(b)          Not Applicable

9            Not Applicable

10           Premium Payments

11           Franklin Valuemark Funds

12           Franklin Valuemark Funds

13           Deductions and Charges

14           Premium Payments

15           The Variable Account

16           Franklin Valuemark Funds

17           Account Value, Cash Surrender
             Value and Transfer Rights

18           Premium payments

19           Not Applicable

20           Not Applicable

21           Not Applicable

22           Not Applicable

23           Not Applicable

24           Not Applicable

25           The Company

                  CROSS REFERENCE TO ITEMS REQUIRED (cont'd)
                                 BY FORM N-8B-2



N-8B-2 Item  Caption in Prospectus

26           The Company

27           The Company

28           The Company

29           The Company

30           The Company

31           Not Applicable

32           Not Applicable

33           Not Applicable

34           Not Applicable

35           The Company

37           Not Applicable

38           Distribution of the Policy

39           Distribution of the Policy

40           Not Applicable

41(a)        Distribution of the Policy

42           Not Applicable

43           Not Applicable

44           Premium Payments

45           Not Applicable


46           Account Value, Cash Surrender
             Value and Transfer Rights

47           Not Applicable

48           Not Applicable


                  CROSS REFERENCE TO ITEMS REQUIRED (cont'd)
                                 BY FORM N-8B-2



N-8B-2 Item  Caption in Prospectus

49           Not Applicable

50           Not Applicable

51           The Company

52           Franklin Valuemark Funds

53           Tax Status

54           Financial Statements

55           Not Applicable




              SINGLE PREMIUM VARIABLE LIFE INSURANCE POLICY

Issued By:                              Administered By:
Allianz Life Insurance Company          Valuemark Service Center
 of North America                       300 Berwyn Park, P.O. Box 3031
1750 Hennepin Avenue                    Berwyn, PA 19312
Minneapolis, MN 55403                   (800) 624-0197
(800) 542-5427



This Prospectus describes a single premium variable life insurance policy ("Policy" or "Valuemark Life") offered by Allianz Life Insurance Company of North America ("Company"). The Policy has been designed to be used in connection with estate planning and other insurance needs of individuals.

Upon acceptance, premiums will be allocated to Allianz Life Variable Account A ("Variable Account"), a separate account of the Company. The Variable Account invests in shares of Franklin Valuemark Funds (the "Trust"). The Trust is a series fund with twenty-three Funds: the Money Market Fund, the High Income Fund, the Templeton Global Income Securities Fund, The U. S. Government Securities Fund, the Zero Coupon Funds-2000, 2005, and 2010, the Growth and Income Fund, the Income Securities Fund, the Mutual Shares Securities Fund, the Real Estate Securities Fund, the Rising Dividends Fund, the Templeton Global Asset Allocation Fund, the Utility Equity Fund, the Capital Growth Fund, the Mutual Discovery Securities Fund, the Precious Metals Fund, the Small Cap Fund, the Templeton Developing Markets Equity Fund, the Templeton Global Growth Fund, the Templeton International Equity Fund, the Templeton International Smaller Companies Fund and the Templeton Pacific Growth Fund. Prior to May 1, 1996, the Templeton Global Income Securities Fund was known as the Global Income Fund. See "Highlights" and "Tax Status" for a discussion of owner control of the underlying investments in a variable life policy. IN CALIFORNIA, THE MUTUAL SHARES SECURITIES FUND AND THE MUTUAL DISCOVERY SECURITIES FUND ARE NOT AVAILABLE UNTIL APPROVED BY THE CALIFORNIA INSURANCE DEPARTMENT. (CHECK WITH YOUR AGENT REGARDING AVAILABILITY.)


It may not be advantageous to purchase the Policy as a replacement for another type of life insurance.

The Policy's single premium requirement is such that Policies issued on or after June 21, 1988 are modified endowment contracts. Loan proceeds and/or surrenders from modified endowment contracts are fully taxable to the extent of income in the Policy and may be subject to an additional 10% federal income tax penalty. (See "Tax Status.")


The Company intends to utilize a jet/simplified underwriting method for the majority of the Policies which are applied for. The Company has determined that using the jet/simplified underwriting method presents additional mortality risks. This additional mortality risk arises because, when using jet/simplified underwriting, the Company obtains only limited underwriting information. Therefore, the Company intends to charge all Policies issued pursuant to jet/simplified underwriting higher cost of insurance rates than those Policies issued standard/fully underwritten.

Jet/simplified underwriting will be used for all applicants who fall within the jet/simplified underwriting limits unless the application discloses information which would require additional investigation and additional underwriting. (For information on the jet/simplified underwriting limits, see "Cost of Insurance".)


The Company assesses a sales load through the Deferred Issue Charge. (See "Deductions and Charges".)

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

PLEASE READ THIS PROSPECTUS CAREFULLY AND RETAIN IT FOR FUTURE REFERENCE. THIS PROSPECTUS MUST BE ACCOMPANIED BY OR PRECEDED BY A CURRENT PROSPECTUS FOR FRANKLIN VALUEMARK FUNDS.

In the State of Oregon, all references to "Franklin Valuemark Life" refer to "Valuemark Life."


Dated: November 8, 1996


Table of Contents                                  Page


DEFINITIONS......................................     2
SUMMARY..........................................     3
THE COMPANY......................................     5
THE VARIABLE ACCOUNT.............................     6
FRANKLIN VALUEMARK FUNDS.........................     6
 General.........................................     7
 Substitution of Securities......................     7
PREMIUM PAYMENTS.................................     7
 Single Premium..................................     7
 Grace Period....................................     7
 Reinstatement...................................     7
 Allocation of Premium...........................     8
DEDUCTIONS AND CHARGES...........................     8
 Mortality and Expense Risk Charge...............     8
 Administrative Charge...........................     8
 Cost of Insurance...............................     8
 Deferred Issue Charge...........................     9
 Income Tax Charge...............................    10
 Transfer Fee....................................    10
DEATH BENEFIT....................................    10
 Death Benefit...................................    10
 Variable Insurance Amount.......................    10
 Guaranteed Death Benefit........................    10
ACCOUNT VALUE, CASH SURRENDER
 VALUE AND TRANSFER RIGHTS.......................    10
 Account Value...................................    10
 Method of Determining
  Sub-Account Values.............................    10
 Cash Surrender Value............................    10
 Transfer Rights.................................    11
LOAN PROVISIONS..................................    11
 Policy Loan.....................................    11
 Effect of a Loan................................    12
 Payment of Interest, Loan Repayment
  and Policy Lapsation...........................    12
OWNERSHIP........................................    12
 Owner...........................................    12
 Transfer of Ownership...........................    12
 Assignment......................................    12
BENEFICIARY PROVISIONS...........................    12
 Beneficiary.....................................    12
 Change of Beneficiary...........................    12
 Death of Beneficiary............................    13
DELAY OF PAYMENTS................................    13
MANAGEMENT OF THE COMPANY .......................    13
ADMINISTRATION OF THE POLICIES...................    13
TAX STATUS.......................................    14
 Introduction....................................    14
 Diversification.................................    14
 Tax Treatment of the Policy.....................    15
 Policy Proceeds.................................    15
 Tax Treatment of Loans and Surrenders...........    15
 Multiple Policies...............................    16
 Tax Treatment of Assignments....................    16
 Qualified Plans.................................    16
VARIABLE ACCOUNT VOTING RIGHTS...................    16
 Disregard of Voting Instructions................    16
DISTRIBUTION OF THE POLICY.......................    17
REPORTS TO OWNERS................................    17
LEGAL PROCEEDINGS................................    17
EXPERTS..........................................    17
LEGAL OPINIONS...................................    17
FINANCIAL STATEMENTS.............................    17
APPENDIX A
 Illustration of Policy Values...................    91
APPENDIX B
 Table of Net Single Premium Factors.............   104


Definitions
--------------------------------------------------------------------------------

ACCOUNT VALUE - The sum of the Sub-Account values and the Loan Account value attributable to the Policy.

ATTAINED AGE - Age last birthday as of the most recent Policy Anniversary.

BENEFICIARY, CONTINGENT BENEFICIARY - The person or persons who will receive any death benefit. The Contingent Beneficiary, if any, will become the Beneficiary should the Beneficiary die prior to the date of death of the Insured.

CASH  SURRENDER  VALUE - The  Account  Value of the  Policy  less the sum of the
uncollected   portion  of  any   Deductions  or  accrued   Deductions   and  any
Indebtedness.

DEDUCTIONS - Charges levied by the Company in connection with the Policy.

ELIGIBLE FUNDS - Those investments available under the Policy.

GENERAL ACCOUNT - The general investment account of the Company which contains all of the Company's assets, except for the Variable Account and other separate accounts.

GUARANTEED DEATH BENEFIT - The Company guarantees that the Policy will remain in force regardless of investment experience, unless the Indebtedness exceeds the Account Value less uncollected Deductions. If there is no Indebtedness, the Policy cannot lapse even if the Account Value is $0.

INDEBTEDNESS - The amount of any existing Policy loans plus the pro-rata portion of any accrued interest.

INSURED - The person whose life is covered by the Policy.

ISSUE AGE - Attained Age on the Policy Date.

ISSUE DATE - The month, day and year that underwriting is completed and the Company issues the Policy.

LOAN ACCOUNT - That portion of the Company's General Account that contains Account Values attributable to Policy loans.

OWNER, JOINT OWNER, CONTINGENT OWNER - The Owner is the person having all rights under the Policy. Joint Owners are two or more natural persons who own the Policy equally with a right of survivorship. The Contingent Owner is the person or persons who will own the Policy following the Owner's death or upon the death of all the Joint Owners.

POLICY DATE - The date when the Insured's life is covered under the Policy.

POLICY PROCESSING DATE - The Policy Date and the same day of the month as the Policy Date at the end of each successive 3-month period, (or, if that day should fall on a day beyond the end of any month, then the first day of the next month). The Policy Processing Date is when the Company deducts charges and recalculates the death benefit.

POLICY PROCESSING PERIOD - A period of time commencing on any Policy Processing Date and ending on the day preceding the next Policy Processing Date.

POLICY  YEAR,  POLICY  ANNIVERSARY  - The first Policy Year starts on the Policy
Date. Future Policy Years start on the same month and day in each subsequent year, known as a Policy Anniversary.

SERVICE OFFICE - The Company's Valuemark Service Center shown on the cover page.

SUB-ACCOUNT - A segment of the Variable Account. Each Sub-Account is invested in shares of a Fund of an Eligible Investment.

VALUATION DATE - The Variable Account will be valued each day that the New York Stock Exchange is open for trading which is Monday through Friday, except for normal business holidays.

VALUATION PERIOD - The period commencing at the close of business of the New York Stock Exchange on each Valuation Date and ending at the close of business for the next succeeding Valuation Date.


VARIABLE ACCOUNT - A separate account maintained by the Company into which premiums for the Policy and certain other policies are allocated. The Variable Account has been designated "Allianz Life Variable Account A" .


Summary
--------------------------------------------------------------------------------

The Policy

The Policy is a single premium variable life insurance policy. Upon acceptance, the premium is allocated to the Variable Account. During the Free-Look Period, the premium will be allocated to the Money Market Sub-Account (see "Free-Look Period").

The Policy provides life insurance coverage on the Insured. The Company guarantees that the Policy will remain in force regardless of investment experience, unless Indebtedness exceeds the Account Value less the uncollected Deductions. If there is no Indebtedness, the Policy cannot lapse even if the Account Value is $0.

While the Policy is in force, the Account Value and, under certain circumstances, the death benefit, will vary with the investment experience of the Variable Account. However, as long as the Policy is in force without loan, the death benefit will never be less than the face amount of insurance at issue.

During the life of the Insured, the Owner can surrender the Policy for the Cash Surrender Value. The Company does not guarantee any minimum Cash Surrender Value.

The Policy has been designed to comply with the definition of life insurance contained in Section 7702 of the Internal Revenue Code of 1986, as amended (the "Code"). However, the law in this regard is very complex and unclear. While every attempt has been made to comply, there is the risk that the Internal Revenue Service will not concur with the Company's interpretations of Section 7702 that were made in determining such compliance. For a further discussion, see "Tax Status - Tax Treatment of the Policy."

Limitations on Surrenders and Loans

The Code alters the tax treatment accorded to loans and certain distributions from life insurance policies which are deemed to be "modified endowment contracts."

The Policy's single premium requirement is such that Policies issued on or after June 21, 1988 are modified endowment contracts.

For modified endowment contracts, partial or full surrenders and/or loan proceeds are taxable to the extent of income in the Policy. Such distributions are deemed to be on a last-in, first-out basis, which means the taxable income is distributed first. Loan proceeds and/or surrender payments will also be subject to an additional 10% federal income tax penalty applied to the income. The penalty shall not, however, apply to any distribution: (1) made on or after the date on which the taxpayer reaches age 591/2; (2) which is attributable to the taxpayer becoming disabled (within the meaning of Section 72(m)(7) of the Code); or (3) which is part of a series of substantially equal periodic payments made (not less frequently than annually) for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of such taxpayer and his beneficiary. Policy Owners should consult a tax adviser regarding the possible tax consequences of loans and/or surrenders from the Policy. (See "Tax Status - Tax Treatment of Loans and Surrenders.")

The Code further provides that multiple modified endowment contracts which are issued within a calendar year period to the same policy owner by one company or its affiliates are treated as one modified endowment contract for purposes of determining the taxable portion of any loans or distributions. Such treatment may result in adverse tax consequences including more rapid taxation of the loans or distributed amounts from such combination of contracts.

For Policies issued prior to June 21, 1988, material modification of the Policy may result in the Policy being deemed to be a modified endowment contract.

Policy Owners should seek competent tax advice on the tax consequences of purchasing additional Policies, taking loans, surrendering any Policy issued, or making any material modification to their Policies. (See "Tax Status".)


The Company intends to utilize a jet/simplified underwriting method for the majority of the Policies which are applied for. The Company has determined that using the jet/simplified underwriting method presents additional mortality risks. BECAUSE OF THE ADDITIONAL RISKS TO THE COMPANY ASSOCIATED WITH JET/SIMPLIFIED UNDERWRITING, THE COMPANY TREATS APPLICANTS IN THIS CLASS AS SUBSTANDARD AND THIS MAY RESULT IN AN APPLICANT PAYING A HIGHER COST OF INSURANCE CHARGE. THE COST OF INSURANCE CHARGE FOR BOTH THE JET/SIMPLIFIED UNDERWRITING AND THE STANDARD ISSUE CLASS IS BASED UPON THE COMMISSIONERS 1980 STANDARD ORDINARY MALE AND FEMALE, SMOKER AND NON-SMOKER MORTALITY TABLES ("1980 CSO TABLE"). FOR THE JET/SIMPLIFIED UNDERWRITING CLASS THE GUARANTEED RATES CONTAINED IN THE POLICY ARE APPROXIMATELY EQUAL TO 150% (135% IN PENNSYLVANIA) THEREOF. HOWEVER, THE COMPANY CURRENTLY USES LOWER, NON-GUARANTEED RATES WHICH ARE ALSO BASED UPON THE 1980 CSO TABLE AND WHICH VARY ACCORDING TO THE AGE OF THE INSURED. THE CURRENT RATE IS EQUAL TO APPROXIMATELY 85% OF THE 1980 CSO TABLE. FOR THE STANDARD ISSUE CLASS THE MAXIMUM RATE IS 100% OF THE 1980 CSO TABLE AND THE CURRENT RATE IS APPROXIMATELY 75% OF THE 1980 CSO TABLE. HEALTHY PERSONS SUBMITTING TO JET/SIMPLIFIED UNDERWRITING MAY BE ABLE TO OBTAIN A LOWER COST OF INSURANCE IN A DIFFERENT POLICY. WHEN A POLICY IS ISSUED STANDARD/FULLY UNDERWRITTEN, AN INSURED MUST SUPPLY MORE INFORMATION AND POSSIBLY SUBMIT TO A MEDICAL EXAM. THIS PROCESS NECESSARILY TAKES LONGER THAN JET/SIMPLIFIED UNDERWRITING. HOWEVER, SINCE THE COMPANY HAS MORE UNDERWRITING INFORMATION AVAILABLE TO IT, A POLICY CAN BE ISSUED WHICH MORE CLOSELY APPROACHES THE RISK CLASS OF THE INSURED. THUS, AS A RESULT OF A STANDARD FULL UNDERWRITING, A HEALTHY PERSON CAN EXPECT TO PAY A LOWER COST OF INSURANCE AND A PERSON WHO IS RATED AS A SUBSTANDARD RISK CAN EXPECT TO PAY A HIGHER COST OF INSURANCE AND, DEPENDING UPON THE RATING CLASS, MAY PAY A HIGHER COST OF INSURANCE THAN THAT PURSUANT TO JET/SIMPLIFIED UNDERWRITING.


The Variable Account

The Variable Account is a separate account of the Company which was established to hold the investments which underlie the Policy. The Variable Account is divided into Sub-Accounts. Each of the Sub-Accounts is invested solely in the shares of one of the twenty-three Funds of the Trust. (See "Franklin Valuemark Funds.")

The Treasury Department has indicated that guidelines may be forthcoming under which a variable life insurance policy will not be treated as life insurance for tax purposes if the owner of the policy has excessive control over the investment underlying the policy. The issuance of such guidelines may require the Company to impose limitations on the Owner's right to control the investment. It is not known whether any such guidelines would have a retroactive effect. (See "Tax Status - Diversification.")

Deductions and Charges

The Company makes certain Deductions from the assets of the Variable Account and the Account Value of the Policy. These Deductions are made for mortality and expense risks, for premium taxes, for Policy issue costs, for administrative expenses, for sales charges and for providing life insurance protection.

Mortality and Expense Risk Charge - This risk charge is equal, on an annual basis, to 0.60% of the average daily net assets of each Sub-Account and is deducted on each Valuation Date from the Sub-Account.

Administrative Charge - This charge is equal, on an annual basis, to 0.15% of the average daily net assets of each Sub-Account and is deducted on each Valuation Date from the Sub-Account.

Deferred Issue Charge - When the single premium is received by the Company, a Deferred Issue Charge is accrued. It is for premium taxes (2.5% of the single premium), sales charge (4.0% of the single premium) and Policy issue charge (0.5% of the single premium). For Policies issued in the state of California only, the Deferred Issue Charge is for premium taxes (2.35% of the single premium); sales charge (4.15% of the single premium); and Policy issue charge (0.5% of the single premium). This charge is deducted in ten equal annual deductions on succeeding Policy Anniversaries for the first ten Policy Years. If the Policy is surrendered before the full amount is deducted, the uncollected portion of this charge will be deducted from the proceeds.

Cost of Insurance - On each Policy Processing Date, the Company deducts from the Policy's Account Value the cost of insurance for the past Policy Processing Period. This charge provides death benefit protection for the period.

Transfer Fee - Under certain circumstances, there may be assessed a transfer fee when an Owner transfers values from one Sub-Account to another (see "Transfer Fee").

Other Expenses - The Managers and Business Managers for the Trust are paid fees for their services based upon each Fund's net assets. (See "Franklin Valuemark Funds" in this Prospectus and the Prospectus for the Trust.)

Surrenders

The Owner may surrender the Policy for its Cash Surrender Value at any time. (See "Account Value, Cash Surrender Value and Transfer Rights.")

Free-Look Period

The Policy may be returned within 10 days after it is received (or for a longer period in states where required) ("Free-Look Period"). In states where required, the Policy may be returned on the later of 45 days from the date on the application or 10 days from the date of receipt of the Policy. It can be mailed or delivered to either the Company or the agent who sold it. Return of the Policy by mail is effective on being postmarked, properly addressed and postage prepaid. The returned Policy will be treated as if the Company had never issued it. The Company will promptly pay the greater of the Policy's Account Value as of the date the Company received the Policy or the premium paid. Any amounts refunded by the Company will include all Policy fees and charges, including charges assessed against the Variable Account assets. The Company will allocate monies to the Money Market Sub-Account until the expiration of the Free-Look Period. Upon the expiration of the Free-Look Period, the Sub-Account value of the Money Market Sub-Account will be allocated to the Variable Account(s) in accordance with the selection made by the Owner.

Exchange Provisions

The Policy may be exchanged for a policy with benefits that do not vary with the investment results of a separate account. The exchange must be elected within 24 months from the Issue Date. No evidence of insurability will be required as long as the benefits under the new policy are equal to or less than the benefits under the Policy at the time of exchange.


The Company
--------------------------------------------------------------------------------


Allianz Life Insurance Company of North America (the "Company") is a stock life insurance company organized under the laws of the state of Minnesota in 1896. The Company is a wholly-owned subsidiary of Allianz Versicherungs-AG Holding ("Allianz"). Allianz is headquartered in Munich, Germany, and has sales outlets throughout the world. The Company offers fixed and variable life insurance and annuities, and group life, accident and health insurance.


NALAC Financial Plans, Inc. is a wholly-owned subsidiary of the Company. It provides marketing services for the Company and is the principal underwriter of the Policy. NALAC Financial Plans, Inc. is reimbursed for expenses incurred in the distribution of the Policies.

Administration  for the Policy is  provided  at the  Company's  Service  Office:
Valuemark Service Center, 300 Berwyn Park, P.O. Box 3031, Berwyn, Pennsylvania 19312, (800) 624-0197.


The Variable Account
--------------------------------------------------------------------------------

The Board of Directors of the Company established the Variable Account on May 31, 1985. The Variable Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act").

The assets of the Variable Account are the property of the Company. However, the assets of the Variable Account equal to the reserves and other policy liabilities with respect to the Variable Account are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains and losses, whether or not realized, are, in accordance with the Policies, credited to or charged against the Variable Account without regard to other income, gains or losses of the Company. The Company's obligations arising under the Policies are general corporate obligations.

The Variable Account meets the definition of a "separate account" under the federal securities laws.

The Variable Account is divided into Sub-Accounts with the assets of each Sub-Account invested in one Fund of Franklin Valuemark Funds. Franklin Valuemark Funds is comprised of twenty-three Funds.


Franklin Valuemark Funds
--------------------------------------------------------------------------------


Each of the twenty-three Sub-Accounts of the Variable Account is invested solely in the shares of one of the Funds of Franklin Valuemark Funds ("Trust"). The Trust is an open-end management investment company registered under the 1940 Act. The investment objectives of each Fund and a discussion of potential risks are found in the accompanying prospectus for the Trust, which is included with this Prospectus and incorporated herein by reference.


PURCHASERS SHOULD READ THIS PROSPECTUS AND THE ACCOMPANYING PROSPECTUS FOR THE TRUST CAREFULLY BEFORE INVESTING.


Franklin Advisers, Inc. ("Advisers") serves as each Fund's (except the Rising Dividends Fund, the Templeton Global Growth Fund, the Templeton Developing Markets Equity Fund, the Templeton Global Asset Allocation Fund, the Templeton International Smaller Companies Fund, the Mutual Shares Securities Fund and the Mutual Discovery Securities Fund) investment manager. The investment manager for the Templeton Global Growth Fund and the Templeton Global Asset Allocation Fund is Templeton Global Advisors Limited. The investment manager for the Templeton Developing Markets Equity Fund is Templeton Asset Management Ltd. The investment manager for the Templeton International Smaller Companies Fund is Templeton Investment Counsel, Inc. The investment manager for the Mutual Shares Securities Fund and the Mutual Discovery Securities Fund is Franklin Mutual Advisers, Inc. Franklin Advisory Services, Inc. replaced Advisers as the manager for the Rising Dividends Fund on July 1, 1996. All investment managers or subadvisers are referred to collectively as "Managers."


The Managers are direct or indirect wholly-owned subsidiaries of Franklin Resources, Inc., a publicly-owned holding company. The Managers, subject to the overall policies, control, direction, and review of the Board of Trustees of the Trust, are responsible for recommending and providing advice with respect to each Fund's investments, and for determining which securities will be purchased, retained or sold as well as for execution of portfolio transactions. Certain Managers have retained one or more subadvisers.


Franklin Templeton Services, Inc. ("Fund Administrator") provides certain administrative facilities and services for the Funds.

Franklin Templeton Investor Services, Inc., also a wholly-owned subsidiary of Franklin Resources, Inc., maintains the records of the Trust's shareholder accounts, processes purchases and redemptions of shares, and serves as each Fund's dividend paying agent.

The following Funds are available:

FUND SEEKING STABILITY
OF PRINCIPAL AND INCOME
 Money Market Fund

FUNDS SEEKING CURRENT INCOME
 High Income Fund
 Templeton Global Income Securities Fund
 The U.S. Government Securities Fund
 Zero Coupon Funds - 2000, 2005, 2010

FUNDS SEEKING  GROWTH AND INCOME
 Growth and Income Fund
 Income  Securities  Fund
 Mutual Shares Securities Fund
 Real Estate Securities Fund
 Rising Dividends Fund
 Templeton Global Asset Allocation Fund
 Utility Equity Fund

FUNDS SEEKING CAPITAL GROWTH
 Capital Growth Fund
 Mutual Discovery Securities Fund
 Precious Metals Fund
 Small Cap Fund
 Templeton Developing Markets Equity Fund
 Templeton Global Growth Fund
 Templeton International Equity Fund
 Templeton International Smaller Companies Fund
 Templeton Pacific Growth Fund


General

There is no assurance that the investment objectives of any of the Funds will be met. Owners bear the complete investment risk for Account Values allocated to a Sub-Account.

Additional Funds and/or additional Eligible Funds may, from time to time, be made available as investments to underlie the Policy. However, the right to make such selections will be limited by the terms and conditions imposed on such transactions by the Company (See "Premium Payments - Allocation of Premium").

Trust shares are issued and redeemed only in connection with variable annuity contracts and variable life insurance policies issued through separate accounts of the Company and its affiliates. The Trust does not foresee any disadvantage to Owners arising out of the fact that the Trust may be made available to separate accounts which are used in connection with both variable annuity and variable life insurance products. Nevertheless, the Trust's Board of Trustees intends to monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response thereto. If such a conflict were to occur, one of the separate accounts might withdraw its investment in the Trust. This might force the Trust to sell portfolio securities at disadvantageous prices.

Substitution of Securities


If the shares of any Fund of the Trust should no longer be available for investment by the Variable Account or, if in the judgment of the Company, the substitution of shares of any Fund for another would be in the best interests of Owners in view of the purpose of the Policy, the Company may substitute shares of another Eligible Fund (or Fund within the Trust). No substitution of securities in any Sub-Account may take place without prior approval of the Securities and Exchange Commission and under such requirements as it may impose.



Premium Payments
--------------------------------------------------------------------------------

Single Premium

The single premium is due on the Policy Date. Before the Policy will take effect, the application and the premium must be in good order as determined by the Company's administrative rules. The minimum single premium which the Company will accept is $10,000.

Grace Period

The Policy will lapse if the total Indebtedness exceeds the Account Value less the uncollected Deductions. If there is no Indebtedness, the Policy cannot lapse even if the Account Value equals $0. If the Policy lapses, a grace period of 31 days shall be allowed for the Owner to repay the loan by at least an amount which provides sufficient Cash Surrender Value to keep the Policy in force for three Policy Processing Periods. If such loan repayment is not made by the end of the grace period, the Policy will lapse and all coverage under the Policy will terminate without value. The Company will mail the notice that the grace period is in effect to the Owner and any assignee of record to the last known addresses. The Policy will continue in force during the grace period. If the Insured dies during the grace period, the death benefit will be the death benefit in effect immediately prior to the start of the grace period less any accrued Deductions and less any Indebtedness.

Reinstatement

Subject to the following conditions, the Policy may be reinstated during the lifetime of the Insured, unless it was surrendered for cash. The requirements for reinstatement are:

1. the  Service  Office  must  receive  a  properly  executed   application  for
   reinstatement;

2. evidence of insurability satisfactory to the Company must be submitted;

3. a minimum premium sufficient to keep the Policy in force for three Policy Processing Periods must be paid; and

4. any Indebtedness must be paid.

The Policy Date of a reinstated Policy will be the Policy Processing Date on or next following the date the Company approves the reinstatement application.

For those states that allow it, the suicide and incontestability provisions will apply from the Policy Date of reinstatement. Otherwise, the suicide and incontestability provisions will only apply from the initial Policy Date. If the Policy has been in force for two years during the lifetime of the Insured, it will be contestable only as to statements made in the reinstatement application.

Allocation of Premium


The premium is allocated to one or more of the Sub-Accounts of the Variable Account. During the Free-Look Period, the single premium is allocated to the Money Market Sub-Account. IN CALIFORNIA, THE MUTUAL SHARES SECURITIES FUND AND THE MUTUAL DISCOVERY SECURITIES FUND ARE NOT AVAILABLE UNTIL APPROVED BY THE CALIFORNIA INSURANCE DEPARTMENT (CHECK WITH YOUR AGENT REGARDING AVAILABILITY).

At the end of the Free-Look Period, the Account Value will be allocated to one or more of the Sub-Accounts in accordance with the premium allocation on record. This allocation is not deemed to be a transfer subject to the transfer fee provision (see "Transfer Fee"). The Company reserves the right to limit the number of allocations that an Owner can have at any one time. Currently, the Owner may initially select up to nine Sub-Accounts and may only be invested in a maximum of ten Sub-Accounts at any one time throughout the life of the policy.



Deductions and Charges
--------------------------------------------------------------------------------

The Deductions under the Policy will be made as follows:

Mortality and Expense Risk Charge

The Company deducts a Mortality and Expense Risk Charge from each Sub-Account on each Valuation Date. This risk charge is equal, on an annual basis, to 0.60% of the average daily net assets of the Sub-Account. This risk charge compensates the Company for assuming the mortality and expense risks under the Policy. The mortality risk assumed by the Company is that the Insureds, as a group, may not live as long as expected. The expense risk assumed by the Company is that actual expenses may be greater than those assumed. The Company is responsible for all administration of the Policies and the Variable Account. The Company expects to profit from this charge.

Administrative Charge

The Company deducts an Administrative Charge from each Sub-Account on each Valuation Date. This risk charge is equal, on an annual basis, to 0.15% of the average daily net assets of the Sub-Account. This charge reimburses the Company for expenses incurred in the administration of the Policies and the Variable Account. Such expenses include but are not limited to: confirmations, annual reports and account statements, maintenance of Policy records, maintenance of Variable Account records, administrative personnel costs, mailing costs, data processing costs, legal fees, accounting fees, filing fees, the costs of other services necessary for Policy Owner servicing and all accounting, valuation, regulatory and updating requirements. The Company will not profit from this charge. This charge will be reduced to the extent that the amount of this charge is in excess of that necessary to reimburse the Company for its administrative expenses. Should this charge prove to be insufficient, the Company will not increase this charge and will incur the loss.

Cost of Insurance

On each Policy Processing Date, the Company deducts a charge for the Cost of Insurance for the past Policy Processing Period. This charge is deducted from the Account Value and provides death benefit protection for the Policy Processing Period.

This charge is deducted from each Sub-Account in the same proportion that the Policy's Account Value in the Sub-Account bears to the Policy's non-loaned Account Value.

The current cost of insurance for a Policy Processing Period is:

1.  the current cost of insurance rate, multiplied by

2.  the net amount at risk for the Policy Processing Period.

The Company intends to use for standard (fully underwritten) risks a current cost of insurance rate which may vary from time to time. However, the cost of insurance rate will never be more than the guaranteed maximum cost of insurance rates. The guaranteed maximum cost of insurance rates vary by sex (in states where permitted), Attained Age and underwriting class. The guaranteed maximum cost of insurance rates are shown in the Policy Schedule and are equal to 100% of the Commissioners Standard 1980 Ordinary Male and Female, Smoker and Non-smoker Mortality Tables.

The net amount at risk is approximately equal to the death benefit minus the sum of the Cash Surrender Value and the Loan Account Value attributable to the Policy.

Insurance underwriting is designed to group applicants of the same age and sex (in states where permitted) into classifications which can be expected to produce mortality experience consistent with the actuarial structure for that class. The Company intends to utilize a jet/simplified underwriting method for the majority of the Policies which are applied for. The following table shows the Policies eligible for jet/simplified underwriting.


            Jet/Simplified Underwriting Limits
              Issue Age   Single Premium
              ---------   --------------
                30-39      $  50,000
                40-49        100,000
                50-75        150,000



The Company has determined that using the jet/simplified underwriting method presents additional mortality risks. Because of the additional risks to the Company associated with jet/simplified underwriting, the Company treats applicants in this class as substandard. Therefore, the Company intends to charge all Policies issued pursuant to jet/simplified underwriting a higher cost of insurance rate than those Policies issued standard/fully underwritten. The cost of insurance charge for both the jet/simplified underwriting class and the standard issue class is based upon the Commissioners 1980 Standard Ordinary Male and Female, Smoker and Non-smoker Mortality Tables ("1980 CSO Table"). For the jet/simplified underwriting class, the guaranteed rates contained in the Policy are approximately equal to 150% (135% in Pennsylvania) thereof. However, the Company currently uses lower, non-guaranteed rates which are also based upon the 1980 CSO Table and which vary according to the age of the Insured. The current rate is approximately 85% of the 1980 CSO Table. Owners will be notified of any change, prior to implementation, in the current rates to be charged.

For Policies that are not issued pursuant to jet/simplified underwriting, the Company will require more comprehensive information. The Company will then determine the underwriting class to which the Policy belongs. For all Policies fully underwritten and determined to be standard risk, the current cost of insurance rates described above will be used. The current rate for standard risk policies is approximately 75% of the 1980 CSO Table. The current rate varies according to the age of the Insured.


Deferred Issue Charge

When the single premium is received at the Company, a Deferred Issue Charge is accrued. The Company deducts this charge in ten equal annual deductions on succeeding Policy Anniversaries for the first ten Policy Years. If the Owner surrenders the Policy before the full amount is deducted, the uncollected portion of this charge is deducted from the Account Value. The Deferred Issue Charge is for premium taxes (2.5% of the single premium); sales charge (4.0% of the single premium); and Policy issue charge (0.5% of the single premium). For policies issued in the state of California only, the Deferred Issue Charge is for premium taxes (2.35% of the single premium); sales charge (4.15% of the single premium); and Policy issue charge (0.5% of the single premium).

Premium Taxes - All states and certain jurisdictions, such as cities and counties, tax premium payments. Premium taxes vary from state to state and are generally in the range of 2% to 3%.

Sales Charge - This sales charge reimburses the Company for expenses incurred in connection with the promotion, sale and distribution of the Policy. This charge from the single premium is not expected to cover the distribution costs. To the extent that this charge is insufficient to cover the distribution costs, the Company may make up the difference from the general assets of the Company including the profit it expects from the Mortality and Expense Risk Charge.

Policy Issue Charge - This charge is designed to cover the administrative expenses incurred in connection with issuing a Policy. Such expenses include initial underwriting review, medical examinations, inspection reports, attending physicians' statements, insurance underwriting costs, Policy issuance costs, establishing permanent Policy records, preparation of illustrations, preparation of riders and the initial confirmation of the transaction.

Income Tax Charge

The Company does not currently assess any charge for income taxes incurred by the Company as a result of the operations of the Sub-Accounts of the Variable Account. The Company reserves the right to assess a charge for such taxes against the Sub- Accounts if the Company determines that such taxes will be incurred.

Transfer Fee

Currently, the Company permits twelve transfers per Policy Year without the imposition of any charge. For transfers in excess of that number the Company currently charges $25 per transfer (or 2% of the amount transferred, if less). The transfer fee at any given time will not be set at a level greater than its cost and will contain no element of profit.


Death Benefit
--------------------------------------------------------------------------------

Death Benefit

The death benefit is the greater of the face amount at the Policy Date or the variable insurance amount as of the date the Service Office receives proof of death of the Insured. The death benefit will be paid to the Beneficiary upon receipt of due proof of the Insured's death. The amount payable will be the death benefit reduced by any Indebtedness and any accrued Deductions, and increased by amounts due from riders.

Variable Insurance Amount

The variable insurance amount on the Policy Date equals the face amount. Thereafter, the variable insurance amount will be the Account Value of the Policy less the uncollected Deductions multiplied by the net single premium factor for the Insured's Attained Age and sex (in states where permitted) as of such date. Appendix B is a Table of Net Single Premium Factors as is also contained in the Policy.

The amount of insurance purchased by $1.00 decreases with the age of an Insured. Therefore, the death benefit under such a Policy will decrease unless the Account Value has increased during the period. Therefore, when divided into the Account Value of a Policy, it will reduce the death benefit under such a Policy unless the Account Value has increased at a greater rate than the increase in the applicable net single premium factor.

Guaranteed Death Benefit

If there is no Indebtedness under the Policy, it will not lapse even if the Account Value is $0. This Policy will terminate without value, as described in the Grace Period provision, if Indebtedness on the Policy is greater than the Account Value less the uncollected Deductions.


Account Value, Cash Surrender Value
and Transfer Rights
--------------------------------------------------------------------------------

Account Value

On any Valuation Date, the Account Value of the Policy is equal to the sum of the Sub-Account values and the Loan Account attributable to the Policy.

Method of Determining Sub-Account Values

Sub-Account values will fluctuate in accordance with the investment experience of the applicable underlying Fund held within the Sub-Account. In order to determine these Sub-Account values, the Company utilizes Sub-Account valuation units. The value of a unit applicable during any Valuation Period is determined at the end of that Period. When the first shares of the Funds were purchased for the Sub-Accounts, each Sub-Account valuation unit was valued at $10. The value of a unit within each Sub-Account on any Valuation Date thereafter is determined by dividing (a) by (b), where:

(a) is equal to:

1.  total value of the net assets in the Sub-Account; minus

2.  the daily charge for assuming the mortality and expense risks; minus

3.  the daily charge for administrative expenses; plus or minus

4.  a charge or credit for any tax provision established for the Sub-Account.

and (b) is the total number of units applicable to that Sub-Account at the end of the Valuation Period.

A valuation unit may increase or decrease in value from Valuation Date to Valuation Date.

Cash Surrender Value

The Policy may be surrendered for its Cash Surrender Value by submitting a written request to the Service Office. The Cash Surrender Value is equal to the Account Value of the Policy less the sum of:

1.  the uncollected portion of any Deductions or accrued Deductions; and

2.  any Indebtedness.

Surrendering the Policy will cancel it. There are no partial surrenders allowed under the Policy.

This Policy is considered to be a modified endowment contract under TAMRA. Surrender payments are fully taxable to the extent of income in the Policy and may further be subject to an additional 10% tax penalty. The penalty shall not apply, however, to any distribution: (a) made on or after the date on which the taxpayer reaches age 591/2;(b) which is attributable to the taxpayer becoming disabled (within the meaning of Section 72(m)(7) of the Code); or (c) which is part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of such taxpayer and his or her beneficiary.

Transfer Rights

The Owner may transfer by telephone or written request non-loaned Account Values among the Sub-Accounts subject to the following:

1. the minimum value that may be transferred from any Sub-Account is $500 (or the total value if it is less than $500);

2. the deduction from the Account Value of any transfer fee charge that the Company may assess. The Company currently allows twelve (12) free transfers per Policy Year. For additional transfers there is a $25 transfer fee (or 2% of the amount transferred, if less);

3. any limit on the number of transfers per Policy Year that the Company may impose. Currently the only limits are as set out in 2 above.


Neither the Variable Account nor the Trust is designed for professional market timing organizations, other entities, or individuals using programmed, large or frequent transfers. A pattern of exchanges that coincides with a "market timing" strategy may be disruptive to the Fund and may be refused. Accounts under common ownership or control may be aggregated for purposes of transfer limits. In coordination with the Trust, the Company reserves the right to restrict the transfer privilege or reject any specific premium allocation request for any person whose transactions seem to follow a timing pattern.

An Owner may elect to make transfers by telephone. To elect this option the Owner must do so in writing to the Company. If there are Joint Owners, unless the Company is informed to the contrary, instructions will be accepted from either one of the Joint Owners. The Company will use reasonable procedures to confirm that instructions communicated by telephone are genuine. If it does not, the Company may be liable for any losses due to unauthorized or fraudulent instructions. The Company tape records all telephone transactions.


Loan Provisions
--------------------------------------------------------------------------------

Policy Loan

The Owner may borrow money from the Company while the Policy is in effect. The Policy will be the only security the Company will require for the Policy loan. The minimum loan amount is $1,000 where permitted by state law. The maximum loan value is 90% of the Cash Surrender Value. The Company calculates the Cash Surrender Value as of the end of the Valuation Period during which the loan request is received in good order at the Service Office. Any existing loan will be added to the new loan to determine the total loan.

This Policy is considered to be a modified endowment contract under the Code. Loan payments are fully taxable to the extent of income in the Policy and may further be subject to an additional 10% tax penalty. The penalty shall not apply, however, to any distribution: (a) made on or after the date on which the taxpayer reaches age 591/2; (b) which is attributable to the taxpayer becoming disabled (within the meaning of Section 72(m)(7) of the Code); or (c) which is part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of such taxpayer and his or her beneficiary.

The Code also provides that multiple modified endowment contracts that are issued within a calendar year period to the same owner by one company or its affiliates are treated as one modified endowment contract for purposes of determining the tax consequences of any loans or distributions. Such treatment may result in adverse tax consequences including more rapid taxation of the loans or distributed amounts from such combination of policies. Owners should consult a tax adviser prior to purchasing more than one modified endowment contract in any calendar year period.

Effect of a Loan

A Policy loan will result in valuation units being redeemed from the Sub-Accounts and the proceeds being transferred to the Loan Account. The Company will pay interest on the Loan Account at an annual rate of 4.0%. If the Owner does not specify from which Sub-Account(s) the loan is to be made, the loan will be made from the Sub-Accounts in the same proportion as the value in each Sub-Account bears to the non-loaned Account Value.

A Policy loan, whether or not repaid, will have a permanent effect on the death benefits and Policy values, because the amount of the Policy loan will not share in the investment results of the Sub-Accounts in which it had been invested. If not repaid, the Policy loan will reduce the amount of death benefit and Cash Surrender Value.

Payment of Interest, Loan Repayment
and Policy Lapsation

The interest rate for a Policy loan is 4.75% annually. The interest is payable in arrears on each Policy Anniversary for the past Policy Year. If interest is not paid when it is due, it will be added to the Policy loan and charged the same interest rate as the Policy loan. The additional interest will be deducted from the Sub-Accounts in the proportion that the value of each Sub-Account bears to the non-loaned Account Value.

An Owner may repay all or part of the Policy loan at any time while the Insured is living. The minimum permissible amount of repayment is $1,000. The repayment will be transferred from the Loan Account to the Sub-Accounts in accordance with the Policy Owner's instructions. If no such instructions are on record, the repayment will be allocated in the proportion that the value of each Sub-Account bears to the non-loaned Account Value as of the date of repayment.

If the Indebtedness exceeds the Account Value less the uncollected Deductions, the Company will terminate the Policy. The Company will not do this, however, until 31 days after it mails notice of intent to terminate. The Company will notify, at the last known address, the Owner and anyone who holds the Policy as collateral.


Ownership
--------------------------------------------------------------------------------

Owner

The Owner, any Joint Owner and any Contingent Owner are named in the application. If more than one person is named as Owner or Contingent Owner and the designation does not state otherwise, the Company will treat such persons as Joint Owners with rights of survivorship. Any designations may be changed by the Owner.

While the Insured is alive, the Owner may exercise all the rights of the Policy subject to the rights of:

1.  any assignee under an assignment filed with the Service Office; and

2.  any irrevocably named Beneficiary.

If the Owner dies, the Owner's rights will pass to any surviving Joint Owner(s); otherwise to any Contingent Owner(s) then alive; otherwise to the Owner's estate.

Transfer of Ownership

While the Insured is living, the Owner may transfer ownership of the Policy. A written request, dated and signed by the Owner, must be sent to the Service Office. The Company may require that the Policy be returned for an endorsement. The transfer will take effect as of the date the request was signed.

Any transfer of ownership terminates the interest of any existing Contingent Owner. It does not change the Beneficiary, nor transfer the Beneficiary's interest. Any change or transfer of ownership is subject to any benefit payment made by the Company before endorsement.

Assignment

The Owner may assign the Policy. A copy of any assignment must be filed with the Service Office. The Company is not responsible for the validity of any assignment. If the Owner assigns the Policy, the Owner's rights and those of any revocably-named person will be subject to the assignment. An assignment will not affect any payments the Company may make or actions it may take before such assignment has been recorded at the Service Office.


Beneficiary Provisions
--------------------------------------------------------------------------------

Beneficiary

The Beneficiary and any Contingent Beneficiary are named in the application. They may be changed by the Owner.

Change of Beneficiary

While the Insured is living, the Owner may change the Beneficiary. A written request, dated and signed by the Owner, must be filed at the Service Office. After the change is recorded, it will take effect as of the date the request was signed. If the request reaches the Service Office after the Insured dies but before any benefit payment is made, the change will be valid.

Death of Beneficiary

If all of the named Beneficiaries die prior to the Insured's death, the Company will pay the death benefit in one sum to the Owner's estate.

Delay of Payments
--------------------------------------------------------------------------------

The Company will generally pay Policy proceeds within seven business days of receipt of a completed request for such payment. The Company reserves the right to suspend or postpone any type of payment from the Variable Account for any period when:

a. the New York Stock Exchange is closed (other than customary weekend and holiday closings);

b.  trading on the New York Stock Exchange is restricted;

c. an emergency exists as a result of which disposal of securities held in the Variable Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Variable Account's net assets; or

d. the Securities and Exchange Commission, by order, so permits delay for the protection of Owners.

The applicable rules of the Securities and Exchange Commission will govern as to whether the conditions described in (b) and (c) exist.


Management of the Company
--------------------------------------------------------------------------------

The directors and officers of the Company and their principal occupations for the past 5 years are as follows:

Name                     Principal Occupations During the Past Five Years
--------------------------------------------------------------------------------
Lowell C.  Anderson      Chairman, President and Chief Executive Officer  of the
                         Company since  October, 1988.  From  1985  to 1988, Mr.
                         Anderson was President  and Chief Operating  Officer of
                         the Company.

Herbert F. Hansmeyer     Chairman, AZOAC. Member  of  the Board of Management of
                         Allianz Versicherungs-AG,  Munich, Germany, since 1986;
                         formerly Chief Executive  Officer  of Allianz Insurance
                         Company, Los Angeles,  California.  Formerly  President
                         and CEO of FFIC.

Dr. Jerry E. Robertson   Former  Executive  Vice  President,   3M/Life  Sciences
                         Sector since November 1988.

Dr. Gerhard Rupprecht    Chairman of the Board of Management - Allianz
                         Lebensversicherungs since 1979.

Michael  P.  Sullivan    President,  Chief Executive  Officer  and  Director  of
                         International Dairy Queen, Inc. since 1987.

Alan A. Grove            Vice President - Corporate Legal Officer and  Secretary
                         of the Company since June 1974.

Robert S. James          President  -  Individual   Marketing  Division  of  the
                         Company since March 31, 1995.  Previously  President of
                         Financial Markets Division.

Edward J. Bonach         Senior Vice President  -  Chief  Financial  Officer and
                         Treasurer  of  the  Company  since  1993.  Senior  Vice
                         President and Chief Actuary previously.

Ronald L.  Wobbeking     President  -  Mass  Marketing  Division  of the Company
                         since September 1991.  Previously Senior Vice President
                         Mass Marketing.

Rev. Dennis J. Dease     President,  University  of  St. Thomas,  St. Paul since
                         July 1991.

James R. Campbell        Executive  Vice  President of Norwest Corporation since
                         February 1988.

Administration of the Policies
--------------------------------------------------------------------------------

While the Company has primary responsibility for all administration of the Policies and the Variable Account, it has retained the services of Delaware Valley Financial Services, Inc. ("DVFS" or "Valuemark Service Center") pursuant to an Administrative Agreement. Such administrative services include issuance of the Policies and maintenance of Policy Owners' records. The Company pays all charges and fees assessed by DVFS. DVFS serves as the administrator to various insurance companies offering variable and fixed annuity and variable life insurance contracts. The Company's ability to administer the Policies could be adversely affected should DVFS elect to terminate the Agreement.


Tax Status
--------------------------------------------------------------------------------

NOTE: The following description is based upon the Company's understanding of current federal income tax law applicable to life insurance in general. The Company cannot predict the probability that any changes in such laws will be made. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. Section 7702 of the Internal Revenue Code of 1986, as amended ("Code"), defines the term "life insurance contract" for purposes of the Code. The Company believes that the Policies to be issued will qualify as "life insurance contracts" under Section 7702. The Company does not guarantee the tax status of the Policies. Purchasers bear the complete risk that the Policies may not be treated as "life insurance" under federal income tax laws. Purchasers should consult their own tax advisers. It should be further understood that the following discussion is not exhaustive and that special rules not described in this Prospectus may be applicable in certain situations.

Introduction

The discussion contained herein is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. No attempt is made to consider any applicable state or other tax laws. Moreover, the discussion herein is based upon the Company's understanding of current federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of those current federal income tax laws or of the current interpretations by the Internal Revenue Service.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Variable Account is not a separate entity from the Company and its operations form a part of the Company.

Diversification

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable life insurance policies. The Code provides that a variable life insurance policy will not be treated as life insurance for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"), adequately diversified. Disqualification of the Policy as a life insurance contract would result in imposition of federal income tax to the Owner with respect to earnings allocable to the Policy prior to the receipt of payments under the Policy. The Code contains a safe harbor provision which provides that life insurance policies such as the Policies meet the diversification requirements if, as of the close of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five (55%) percent of the total assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies. There is an exception for securities issued by the U.S. Treasury in connection with variable life insurance policies.

On March 2, 1989,  the  Treasury  Department  issued  Regulations  (Treas.  Reg.
Section 1.817-5), which established diversification requirements for the investment portfolios underlying variable contracts such as the Policies. The Regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the Regulations, an investment portfolio will be deemed adequately diversified if: (i) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (ii) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (iii) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (iv) no more than 90% of the value of the total assets of the portfolio is represented by any four investments. For purposes of these Regulations, all securities of the same issuer are treated as a single investment.

The Code provides that, for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

The Company intends that each Fund of the Trust underlying the Policies will be managed by the Managers for the Trust in such a manner as to comply with these diversification requirements.

The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which Owner control of the investments of the Variable Account will cause the Owner to be treated as the owner of the assets of the Variable Account, thereby resulting in the loss of favorable tax treatment for the Policy. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

The amount of Owner control which may be exercised under the Policy is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the Owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the Owner to be considered as the owner of the assets of the Variable Account.

In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the Owner being retroactively determined to be the owner of the assets of the Variable Account.

Due to the uncertainty in this area, the Company reserves the right to modify the Policy in an attempt to maintain favorable tax treatment.

Tax Treatment of the Policy

The Policy has been designed to comply with the definition of life insurance contained in Section 7702 of the Code. Although some interim guidance has been provided and proposed regulations have been issued, final regulations have not been adopted. Section 7702 of the Code requires the use of reasonable mortality and other expense charges. In establishing these charges, the Company has relied on the interim guidance provided in IRS Notice 88-128 and proposed regulations issued on July 5, 1991. Currently, there is even less guidance as to a Policy issued on a substandard risk basis and thus it is even less clear whether a Policy issued on such basis would meet the requirements of Section 7702 of the Code.

While the Company has attempted to comply with Section 7702, the law in this area is very complex and unclear. There is a risk, therefore, that the Internal Revenue Service will not concur with the Company's interpretations of Section 7702 that were made in determining such compliance. In the event the Policy is determined not to so comply, it would not qualify for the favorable tax treatment usually accorded life insurance policies. Owners should consult their tax advisers with respect to the tax consequences of purchasing the Policy.

Policy Proceeds

Loan proceeds and/or surrender payments from the Policies are fully taxable to the extent of income in the Policy and may further be subject to an additional 10% federal income tax penalty. (See "Tax Treatment of Loans and Surrenders.") Otherwise, the Policy should receive the same federal income tax treatment as any other type of life insurance. As such, the death benefit thereunder is excludable from the gross income of the Beneficiary under Section 101(a) of the Code. Also, the Owner is not deemed to be in constructive receipt of the Account Value or Cash Surrender Value, including increments thereon, under a Policy until surrender thereof.

Federal, state and local estate, inheritance and other tax consequences of ownership, or receipt of Policy proceeds, depend on the circumstances of each Owner or Beneficiary.

Tax Treatment of Loans and Surrenders

The Code alters the tax treatment accorded to loans and certain distributions from life insurance policies which are deemed to be "modified endowment contracts." The Policy's single premium requirement is such that Policies issued on or after June 21, 1988 are modified endowment contracts. A Policy received in exchange for a modified endowment contract is also a modified endowment contract regardless of whether it meets the 7-pay test.

The status of an exchange of a contract issued before June 21, 1988 is unclear. However, the Internal Revenue Service has taken the position in a Private Letter Ruling that a contract received in an exchange on or after June 21, 1988 will be considered as entered into as of the date of the exchange and therefore subject to Section 7702A.

A Policy that was entered into prior to June 21, 1988 may be deemed to be a modified endowment contract if it is materially changed and fails to meet the 7-pay test. A Policy fails to meet the 7-pay test when the cumulative amount paid under the Policy at any time during the first 7 Policy Years exceeds the sum of the net level premiums which would have been paid on or before such time if the Policy provided for paid-up future benefits after the payment of seven
(7) level annual premiums. A material change would include any increase in the future benefits provided under a policy unless the increase is attributable to:
(1) the payment of premiums necessary to fund the lowest death benefit and qualified additional benefits payable in the first seven policy years; or (2) the crediting of interest or other earnings (including policyholder dividends) with respect to such premiums.

In that the Policy is a modified endowment contract, surrenders and/or loan proceeds are taxable to the extent of income in the Policy. Such distributions are deemed to be on a last-in, first-out basis, which means the taxable income is distributed first. Loan proceeds and/or surrender payments may also be subject to an additional 10% federal income tax penalty applied to the income portion of such distribution. The penalty shall not apply, however, to any distribution: (1) made on or after the date on which the taxpayer reaches age
591/2;(2) which is attributable to the taxpayer becoming disabled (within the meaning of Section 72(m)(7) of the Code); or (3) which is part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of such taxpayer and his or her beneficiary.

Owners should seek competent tax advice on the tax consequences of taking loans, surrendering any Policy issued since June 21, 1988, or making any material modifications to their Policies.

Multiple Policies

The Code further provides that multiple modified endowment contracts that are issued within a calendar year period to the same owner by one company or its affiliates are treated as one modified endowment contract for purposes of determining the taxable portion of any loans or distributions. Such treatment may result in adverse tax consequences including more rapid taxation of the loans or distributed amounts from such combination of contracts. Owners should consult a tax adviser prior to purchasing more than one modified endowment contract in any calendar year period.

Tax Treatment of Assignments

An assignment of a Policy may be a taxable event. Owners should therefore consult competent tax advisers should they wish to assign their Policies.

Qualified Plans

The Policies may be used in conjunction with certain Qualified Plans. Because the rules governing such use are complex, a purchaser should not do so until he has consulted a competent Qualified Plans consultant.


Variable Account Voting Rights
--------------------------------------------------------------------------------

In accordance with its view of present applicable law, the Company will vote the shares of the Trust held in the Variable Account at special meetings of the shareholders of the Trust in accordance with instructions received from Owners (or Beneficiaries if applicable) having the voting interest in the Variable Account. The Company will vote shares for which it has not received instructions in the same proportion as it votes shares for which it has received instructions. The Company will vote shares it owns in the same proportion as it votes shares for which it has received instructions. The Trust does not hold regular meetings of shareholders.

If the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result the Company determines that it is permitted to vote the shares of the Trust in its own right, it may elect to do so.

The voting interests of the Owner (or the Beneficiary if applicable) in the Trust will be determined as follows: Owners may cast one vote for each $100 of Account Value of the Policy allocated to the Sub-Account on the record date for the shareholder meeting of the Trust. Fractional votes are counted.

The number of shares which a person has a right to vote will be determined as of the date to be chosen by the Company not more than sixty (60) days prior to the meeting of the Trust. Voting instructions will be solicited by written communication at least fourteen (14) days prior to such meeting.

Each Owner (or Beneficiary if applicable) having the voting interest in the Variable Account will receive periodic reports relating to the Trust in which he or she has an interest, proxy material and a form with which to give such voting instructions with respect to the proportion of the shares held in the Variable Account corresponding to his or her interest in the Variable Account.

Disregard of Voting Instructions

The Company may, when required to do so by state insurance authorities, vote shares of the Trust without regard to instructions from Owners if such instructions would require such shares to be voted to cause any Fund of the Trust to make (or refrain from making) investments which would result in changes in the sub-classification or investment objectives of the Trust or a Fund. The Company may also disapprove changes in the investment policy initiated by the Owners or trustees of the Trust, if such disapproval is reasonable and is based on a good faith determination by the Company that the change would violate state or federal law or the change would not be consistent with the investment objectives of the Trust or a Fund or which varies from the general quality and nature of investments and investment techniques used by other funds with similar investment objectives underlying other separate accounts of the Company or of an affiliated life insurance company. In the event the Company does disregard voting instructions, a summary of this action and the reasons for such action will be included in the next semi-annual report to Owners.


Distribution of the Policy
--------------------------------------------------------------------------------

The Policy is sold by licensed insurance agents, where the Policy may be lawfully sold, who are registered representatives of broker-dealers which are registered under the Securities Exchange Act of 1934 and are members of the National Association of Securities Dealers, Inc.

The Policy is distributed through the principal underwriter for the Variable Account, NALAC Financial Plans, Inc., 1750 Hennepin Avenue, Minneapolis, MN, a wholly-owned subsidiary of the Company.

Commissions will be paid to broker-dealers who sell the Policies. Broker-dealers will be paid commissions at the time of purchase up to 5.25% of the single premium. Broker-dealers are also paid a trail commission of up to 25 basis points of the Policy Account Value. In addition, under certain circumstances, the Company may pay certain sellers production bonuses which will take into account, among other things, the total premiums which have been paid under Policies associated with the broker-dealer. Additional payments may be made for other services not directly related to the sale of the Policies.


Reports to Owners
--------------------------------------------------------------------------------

The Company will send to each Owner semi-annual and annual reports of the Variable Account. Within 30 days after each Policy Anniversary, an annual statement will be sent to each Owner. The statement will show the current amount of death benefit payable under the Policy, the current Account Value, the current Cash Surrender Value, current Indebtedness and will show all transactions previously confirmed. The statement will also show premiums paid, investment returns and all charges deducted during the Policy Year.


Confirmations will be mailed to Policy Owners within seven days of the transaction of: (a) the receipt of premium; (b) any transfer between
Sub-Accounts; (c) any loan, interest repayment, or loan repayment; (d) any surrender; (e) exercise of the free-look privilege; (f) any exchange of the Policy; and (g) payment of the death benefit under the Policy. Upon request, a Policy Owner shall be entitled to a receipt of premium payment.


Legal Proceedings
--------------------------------------------------------------------------------

There are no legal proceedings to which the Variable Account or the Distributor is a party or to which the assets of the Variable Account are subject. The Company is not involved in any litigation that is of material importance in relation to its total assets or that relates to the Variable Account.


Experts
--------------------------------------------------------------------------------


The financial statements of Allianz Life Variable Account A and the consolidated financial statements of the Company as of and for the year ended December 31, 1995 included in this Prospectus have been audited by KPMG Peat Marwick LLP, independent auditors, as indicated in their reports included in this Prospectus, and are included herein, in reliance upon such reports and upon the authority of said firm as experts in accounting and auditing.


Legal Opinions
--------------------------------------------------------------------------------

Legal matters in connection  with the Policy  described  herein are being passed
upon  by  the  law  firm  of  Blazzard,  Grodd  &  Hasenauer,   P.C.,  Westport,
Connecticut.


Financial Statements
--------------------------------------------------------------------------------

The consolidated financial statements of the Company that are included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the Policy.




ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
===========================================================================================================================

Financial Statements

Statements of Assets and Liabilities
June 30, 1996 (unaudited)

                                                                                                                         U.S.
                                                             Money    Growth and  Precious      High     Real Estate  Government
                                                            Market      Income     Metals      Income    Securities   Securities
                                                             Fund        Fund       Fund        Fund        Fund         Fund
                                                            -------     -------    ------      -------     -------     --------
Investments at net asset value:
 Franklin Valuemark Funds:
  Money Market Fund, 585,291 shares,
   cost $585,291.......................................    $585,291           -          -           -           -            -
  Growth and Income Fund, 81,453 shares,
   cost $1,132,201.....................................           -   1,321,173          -           -           -            -
  Precious Metals Fund, 10,856 shares,
   cost $146,078.......................................           -           -    161,977           -           -            -
  High Income Fund, 151,154 shares,
   cost $1,868,905.....................................           -           -          -   1,949,883           -            -
  Real Estate Securities Fund, 10,776 shares,
   cost $158,082.......................................           -           -          -           -     192,884            -
  U.S. Government Securities Fund, 48,169 shares,
   cost $519,320.......................................           -           -          -           -           -      617,045
                                                           --------   ---------    -------   ---------     -------      -------
     Total assets......................................     585,291   1,321,173    161,977   1,949,883     192,884      617,045
                                                           --------   ---------    -------   ---------     -------      -------
Liabilities:
 Accrued mortality and expense risk charges............       7,838      10,502      3,803      13,534       1,806        6,530
 Accrued administrative charges........................       1,959       2,625        951       3,383         452        1,632
                                                           --------   ---------    -------   ---------     -------      -------
     Total liabilities.................................       9,797      13,127      4,754      16,917       2,258        8,162
                                                           --------   ---------    -------   ---------     -------      -------
     Net assets........................................    $575,494   1,308,046    157,223   1,932,966     190,626      608,883
                                                           ========   =========    =======   =========     =======      =======
Policy owners' equity (note 5).........................    $575,494   1,308,046    157,223   1,932,966     190,626      608,883
                                                           ========   =========    =======   =========     =======      =======
 Units outstanding.....................................      37,821      44,911      9,552      95,262       8,537       31,064
                                                           ========   =========    =======   =========     =======      =======
 Accumulation unit value per unit......................     $15.216      29.125     16.459      20.291      22.330       19.601
                                                           ========   =========    =======   =========     =======      =======

See accompanying notes to unaudited financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
===========================================================================================================================

Financial Statements (cont.)

Statements of Assets and Liabilities (cont.)
June 30, 1996 (unaudited)

                                                                                                         Templeton    Investment
                                                       Utility       Zero        Zero        Zero      Global Income     Grade
                                                       Equity       Coupon      Coupon      Coupon      Securities   Intermediate
                                                        Fund      Fund - 2000 Fund - 2005 Fund - 2010      Fund        Bond Fund
                                                      --------      -------     -------     -------      ---------     --------
Investments at net asset value:
 Franklin Valuemark Funds:
  Utility Equity Fund, 87,205 shares,
   cost $1,126,934................................   $1,546,145           -           -           -              -            -
  Zero Coupon Fund - 2000, 23,622 shares,
   cost $259,837..................................            -     342,993           -           -              -            -
  Zero Coupon Fund - 2005, 24,052 shares,
   cost $279,161..................................            -           -     368,954           -              -            -
  Zero Coupon Fund - 2010, 9,999 shares,
   cost $147,400..................................            -           -           -     149,592              -            -
  Templeton Global Income Securities Fund,
   8,104 shares, cost $102,391....................            -           -           -           -        101,945            -
  Investment Grade Intermediate Bond Fund,
   5,213 shares, cost $69,606.....................            -           -           -           -              -       69,861
                                                     ----------     -------     -------     -------        -------       ------
     Total assets.................................    1,546,145     342,993     368,954     149,592        101,945       69,861
                                                     ----------     -------     -------     -------        -------       ------
Liabilities:
 Accrued mortality and expense risk charges.......       16,217       3,765       3,662       1,522            975          975
 Accrued administrative charges...................        4,054         941         915         380            244          244
                                                     ----------     -------     -------     -------        -------       ------
     Total liabilities............................       20,271       4,706       4,577       1,902          1,219        1,219
                                                     ----------     -------     -------     -------        -------       ------
     Net assets...................................   $1,525,874     338,287     364,377     147,690        100,726       68,642
                                                     ==========     =======     =======     =======        =======       ======
Policy owners' equity (note 5)....................   $1,525,874     338,287     364,377     147,690        100,726       68,642
                                                     ==========     =======     =======     =======        =======       ======
 Units outstanding................................       62,808      14,763      14,389       5,353          6,505        4,481
                                                     ==========     =======     =======     =======        =======       ======
 Accumulation unit value per unit.................      $24.294      22.914      25.324      27.592         15.484       15.320
                                                     ==========     =======     =======     =======        =======       ======

See accompanying notes to unaudited financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
===========================================================================================================================

Financial Statements (cont.)

Statements of Assets and Liabilities (cont.)
June 30, 1996 (unaudited)

                                                                   Adjustable    Templeton              Templeton      Templeton
                                                         Income        U.S.       Pacific    Rising   International   Developing
                                                       Securities  Government     Growth    Dividends    Equity     Markets Equity
                                                          Fund        Fund         Fund       Fund        Fund           Fund
                                                         -------    --------      -------    ------     --------     ----------
Investments at net asset value:
 Franklin Valuemark Funds:
  Income Securities Fund, 42,538 shares,
   cost $657,631.....................................   $684,440           -           -          -            -              -
  Adjustable U.S. Government Fund, 23,318 shares,
   cost $252,996.....................................          -     238,309           -          -            -              -
  Templeton Pacific Growth Fund, 25,774 shares,
   cost $351,629.....................................          -           -     384,035          -            -              -
  Rising Dividends Fund, 16,462 shares,
   cost $195,835.....................................          -           -           -    218,946            -              -
  Templeton International Equity Fund,
   54,455 shares, cost $721,556......................          -           -           -          -      768,353              -
  Templeton Developing Markets Equity Fund,
   32,352 shares, cost $329,116......................          -           -           -          -            -        357,486
                                                        --------     -------     -------    -------      -------        -------
     Total assets....................................    684,440     238,309     384,035    218,946      768,353        357,486
                                                        --------     -------     -------    -------      -------        -------
Liabilities:
 Accrued mortality and expense risk charges..........      4,627         646       3,282      1,443        4,905          1,909
 Accrued administrative charges......................      1,157         161         820        361        1,226            477
                                                        --------     -------     -------    -------      -------        -------
     Total liabilities...............................      5,784         807       4,102      1,804        6,131          2,386
                                                        --------     -------     -------    -------      -------        -------
     Net assets......................................   $678,656     237,502     379,933    217,142      762,222        355,100
                                                        ========     =======     =======    =======      =======        =======
Policy owners' equity (note 5).......................   $678,656     237,502     379,933    217,142      762,222        355,100
                                                        ========     =======     =======    =======      =======        =======
 Units outstanding...................................     33,252      18,770      24,327     15,857       50,090         32,858
                                                        ========     =======     =======    =======      =======        =======
 Accumulation unit value per unit....................    $20.410      12.653      15.617     13.693       15.217         10.807
                                                        ========     =======     =======    =======      =======        =======

See accompanying notes to unaudited financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
===========================================================================================================================

Financial Statements (cont.)

Statements of Assets and Liabilities (cont.)
June 30, 1996 (unaudited)

                                                                                   Templeton    Templeton
                                                                                    Global    Global Asset   Small       Total
                                                                                    Growth     Allocation     Cap         All
                                                                                     Fund         Fund       Fund        Funds
                                                                                    -------     --------     -----     --------
Investments at net asset value:
 Franklin Valuemark Funds:
  Templeton Global Growth Fund, 46,273 shares, cost $533,989....................   $583,504            -         -
  Templeton Global Asset Allocation Fund, 45,671 shares, cost $512,881..........          -      519,284         -
  Small Cap Fund, 1,407 shares, cost $16,927....................................          -            -    17,096
                                                                                   --------      -------    ------
     Total assets...............................................................    583,504      519,284    17,096    11,179,196
                                                                                   --------      -------    ------    ----------
Liabilities:
 Accrued mortality and expense risk charges.....................................      2,776          424         3        91,144
 Accrued administrative charges.................................................        694          106         -        22,782
                                                                                   --------      -------    ------    ----------
     Total liabilities..........................................................      3,470          530         3       113,926
                                                                                   --------      -------    ------    ----------
     Net assets.................................................................   $580,034      518,754    17,093    11,065,270
                                                                                   ========      =======    ======    ==========
Policy owners' equity (note 5)..................................................   $580,034      518,754    17,093    11,065,270
                                                                                   ========      =======    ======    ==========
 Units outstanding..............................................................     47,459       45,232     1,422       604,713
                                                                                   ========      =======    ======    ==========
 Accumulation unit value per unit...............................................    $12.222       11.469    12.022
                                                                                   ========      =======    ======

See accompanying notes to unaudited financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
===========================================================================================================================

Financial Statements (cont.)

Statements of Operations
For the period ended June 30, 1996 (unaudited) and the years ended December 31, 1995 and 1994

                                          Money Market Fund            Growth and Income Fund          Precious Metals Fund
                                    -----------------------------    --------------------------     ---------------------------
                                      1996        1995       1994      1996      1995      1994      1996      1995       1994
                                    ---------    -------    ------   -------    ------    ------    ------    -------    ------
Investment income:
 Dividends reinvested in
  fund shares..................      $ 17,843     33,164    14,466     28,758    10,179     4,301     2,102      3,600      626
                                   ----------    -------   -------    -------   -------   -------    ------    -------   ------
Expenses:
 Mortality and expense
  risk charges.................         2,292      4,898     2,689      3,948     5,842     3,726       775      2,489      700
 Administrative charges........           573      1,225       672        987     1,460       932       194        622      175
                                   ----------    -------   -------    -------   -------   -------    ------    -------   ------
      Total expenses...........         2,865      6,123     3,361      4,935     7,302     4,658       969      3,111      875
                                   ----------    -------   -------    -------   -------   -------    ------    -------   ------
      Investment income
       (loss), net.............        14,978     27,041    11,105     23,823     2,877      (357)    1,133        489     (249)
Realized gains (losses) and
 unrealized appreciation
 (depreciation) on investments:
  Realized capital gain distri-
   butions on mutual funds.....             -          -         -    101,857    22,157     8,957     1,927      2,665        -
                                   ----------    -------   -------    -------   -------   -------    ------    -------   ------
  Realized gains (losses) on
   sales of investments:
    Proceeds from sales........     1,839,290    965,636   513,009     87,012    97,576   114,661    47,031    161,878   11,123
    Cost of investments sold...    (1,839,290)  (965,636) (513,009)   (65,362)  (77,218)  (94,631)  (37,645)  (146,847)  (9,528)
                                   ----------    -------   -------    -------   -------   -------    ------    -------   ------
     Total realized gains
      (losses) on sales of
      investments, net.........             -          -         -     21,650    20,358    20,030     9,386     15,031    1,595
                                   ----------    -------   -------    -------   -------   -------    ------    -------   ------
     Realized gains (losses)
      on investments, net......             -          -         -    123,507    42,515    28,987    11,313     17,696    1,595
  Net change in unrealized
   appreciation (depreciation)
   on investments..............             -          -         -    (87,411)  184,273   (45,642)    2,882    (10,144)  (2,094)
                                   ----------    -------   -------    -------   -------   -------    ------    -------   ------
     Total realized gains
      (losses) and unrealized
      appreciation
      (depreciation) on
      investments, net.........             -          -         -     36,096   226,788   (16,655)   14,195      7,552     (499)
                                   ----------    -------   -------    -------   -------   -------    ------    -------   ------
Net increase (decrease) in
 net assets from operations....      $ 14,978     27,041    11,105     59,919   229,665   (17,012)   15,328      8,041     (748)
                                   ==========    =======   =======    =======   =======   =======    ======    =======   ======

See accompanying notes to unaudited financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
===========================================================================================================================

Financial Statements (cont.)

Statements of Operations (cont.)
For the period ended June 30, 1996 (unaudited)
and the years ended December 31, 1995 and 1994
                                                                                   Real                         U.S.
                                               High Income Fund           Estate Securities Fund     Government Securities Fund
                                         ----------------------------    ------------------------    --------------------------
                                           1996       1995      1994      1996     1995     1994      1996      1995      1994
                                         --------    ------    ------    ------   ------   ------    ------    ------    ------
Investment income:
 Dividends reinvested in fund shares..   $167,136    78,044    44,601     7,595    3,875      613    45,170     41,763    29,171
                                         --------   -------    ------    ------   ------    -----    ------    -------   -------
Expenses:
 Mortality and expense risk charges...      4,831     7,709     6,671       618      833      672     1,837      3,974     3,380
 Administrative charges...............      1,208     1,927     1,668       154      208      168       459        994       845
                                         --------   -------    ------    ------   ------    -----    ------    -------   -------
      Total expenses..................      6,039     9,636     8,339       772    1,041      840     2,296      4,968     4,225
                                         --------   -------    ------    ------   ------    -----    ------    -------   -------
      Investment income (loss), net...    161,097    68,408    36,262     6,823    2,834     (227)   42,874     36,795    24,946
Realized gains (losses) and unrealized
 appreciation (depreciation)
 on investments:
  Realized capital gain distributions
   on mutual funds....................      8,872         -     6,061         -        -        -         -          -     2,285
                                         --------   -------    ------    ------   ------    -----    ------    -------   -------
  Realized gains (losses) on sales
   of investments:
    Proceeds from sales...............     64,922    47,176    51,287     5,499   22,803    5,838    37,213     33,799   131,317
    Cost of investments sold..........    (57,029)  (39,566)  (45,931)   (4,326) (19,244)  (4,033)  (30,654)   (26,326)  (99,718)
                                         --------   -------    ------    ------   ------    -----    ------    -------   -------
      Total realized gains (losses)
       on sales of investments, net...      7,893     7,610     5,356     1,173    3,559    1,805     6,559      7,473    31,599
                                         --------   -------    ------    ------   ------    -----    ------    -------   -------
      Realized gains (losses)
       on investments, net............     16,765     7,610    11,417     1,173    3,559    1,805     6,559      7,473    33,884
  Net change in unrealized appreciation
   (depreciation) on investments......   (128,310)  122,964   (81,774)    3,354   14,488      759   (61,549)    56,173   (91,983)
                                         --------   -------    ------    ------   ------    -----    ------    -------   -------
      Total realized gains (losses)
       and unrealized appreciation
       (depreciation) on
       investments, net...............   (111,545)  130,574   (70,357)    4,527   18,047    2,564   (54,990)    63,646   (58,099)
                                         --------   -------    ------    ------   ------    -----    ------    -------   -------
Net increase (decrease) in net assets
 from operations......................   $ 49,552   198,982   (34,095)   11,350   20,881    2,337   (12,116)   100,441   (33,153)
                                         ========   =======    ======    ======   ======    =====    ======    =======   =======

See accompanying notes to unaudited financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
===========================================================================================================================

Financial Statements (cont.)

Statements of Operations (cont.)
For the period ended June 30, 1996 (unaudited) and the years ended December 31, 1995 and 1994

                                              Utility Equity Fund         Zero Coupon Fund - 1995     Zero Coupon Fund - 2000
                                         -----------------------------   ------------------------    -------------------------
                                          1996       1995       1994     1996     1995      1994      1996     1995      1994
                                         -------    ------     -------   ----    -------   ------    ------   ------    ------
Investment income:
 Dividends reinvested in fund shares.   $ 75,714    70,912      44,904      -     17,379   15,282    19,213   13,993    14,292
                                        --------   -------     -------   ----    -------   ------    ------   ------    ------
Expenses:
 Mortality and expense risk charges..      6,251     8,983       6,698      -       (594)   1,529       961    2,179     1,769
 Administrative charges..............      1,563     2,246       1,674      -       (149)     383       240      545       442
                                        --------   -------     -------   ----    -------   ------    ------   ------    ------
      Total expenses.................      7,814    11,229       8,372      -       (743)   1,912     1,201    2,724     2,211
                                        --------   -------     -------   ----    -------   ------    ------   ------    ------
      Investment income (loss), net..     67,900    59,683      36,532      -     18,122   13,370    18,012   11,269    12,081
Realized gains (losses) and
 unrealized appreciation (depreciation)
 on investments:
  Realized capital gain distributions
   on mutual funds...................          -         -       7,958      -         86      625       190        -     2,038
                                        --------   -------     -------   ----    -------   ------    ------   ------    ------
  Realized gains (losses) on
   sales of investments:
    Proceeds from sales..............    134,932   112,297     183,473      -    273,701    4,692     2,451    3,895    14,723
    Cost of investments sold.........    (93,100)  (88,887)   (138,153)     -   (236,082)  (3,908)   (1,759)  (2,731)  (10,946)
                                        --------   -------     -------   ----    -------   ------    ------   ------    ------
     Total realized gains (losses)
      on sales of investments, net...     41,832    23,410      45,320      -     37,619      784       692    1,164     3,777
                                        --------   -------     -------   ----    -------   ------    ------   ------    ------
     Realized gains (losses) on
      investments, net...............     41,832    23,410      53,278      -     37,705    1,409       882    1,164     5,815
  Net change in unrealized
   appreciation (depreciation)
   on investments....................    (49,053)  259,686    (253,440)     -    (37,457) (14,916)  (27,487)  44,013   (41,764)
                                        --------   -------     -------   ----    -------   ------    ------   ------    ------
     Total realized gains (losses)
      and unrealized appreciation
      (depreciation) on
      investments, net...............     (7,221)  283,096    (200,162)     -        248  (13,507)  (26,605)  45,177   (35,949)
                                        --------   -------     -------   ----    -------   ------    ------   ------    ------
Net increase (decrease) in net assets
 from operations.....................   $ 60,679   342,779    (163,630)     -     18,370     (137)   (8,593)  56,446   (23,868)
                                        ========   =======     =======   ====    =======   ======    ======   ======    ======

See accompanying notes to unaudited financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
===========================================================================================================================

Financial Statements (cont.)

Statements of Operations (cont.)
For the period ended June 30, 1996 (unaudited) and the years ended December 31, 1995 and 1994

                                                                                                           Templeton Global
                                               Zero Coupon Fund - 2005      Zero Coupon Fund - 2010     Income Securities Fund
                                              -------------------------    -------------------------    -----------------------
                                               1996      1995     1994      1996     1995      1994     1996     1995     1994
                                              -------    -----   ------    ------    -----    ------    -----   ------   ------
Investment income:
 Dividends reinvested in fund shares......    $19,668   12,928    11,417    8,167    3,109     7,316    7,568     2,871     494
                                              -------   ------    ------   ------   ------    ------    -----    ------   -----
Expenses:
 Mortality and expense risk charges.......        845    2,227     1,741      106      916       926      292       470     129
 Administrative charges...................        211      557       435       26      229       231       73       118      32
                                              -------   ------    ------   ------   ------    ------    -----    ------   -----
      Total expenses......................      1,056    2,784     2,176      132    1,145     1,157      365       588     161
                                              -------   ------    ------   ------   ------    ------    -----    ------   -----
      Investment income (loss), net.......     18,612   10,144     9,241    8,035    1,964     6,159    7,203     2,283     333
Realized gains (losses) and unrealized
 appreciation (depreciation) on investments:
  Realized capital gain distributions
   on mutual funds........................          -        -     3,569    2,213        -     3,560        -         -     204
                                              -------   ------    ------   ------   ------    ------    -----    ------   -----
  Realized gains (losses) on sales
   of investments:
    Proceeds from sales...................      6,300    4,311    75,603    1,498    1,827    79,261    5,658    15,642   2,577
    Cost of investments sold..............     (4,250)  (2,816)  (52,536)  (1,403)  (1,569)  (81,331)  (5,332)  (15,250) (2,445)
                                              -------   ------    ------   ------   ------    ------    -----    ------   -----
     Total realized gains (losses)
      on sales of investments, net........      2,050    1,495    23,067       95      258    (2,070)     326       392     132
                                              -------   ------    ------   ------   ------    ------    -----    ------   -----
     Realized gains (losses)
      on investments, net.................      2,050    1,495    26,636    2,308      258     1,490      326       392     336
Net change in unrealized appreciation
 (depreciation) on investments............    (44,112)  68,320   (72,608) (27,978)  32,162   (29,320)  (6,552)    6,634  (2,030)
                                              -------   ------    ------   ------   ------    ------    -----    ------   -----
     Total realized gains (losses) and
      unrealized appreciation
      (depreciation) on investments, net..    (42,062)  69,815   (45,972) (25,670)  32,420   (27,830)  (6,226)    7,026  (1,694)
                                              -------   ------    ------   ------   ------    ------    -----    ------   -----
Net increase (decrease) in net assets
 from operations..........................   ($23,450)  79,959   (36,731) (17,635)  34,384   (21,671)     977     9,309  (1,361)
                                              =======   ======    ======   ======   ======    ======    =====    ======   =====

See accompanying notes to unaudited financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
===========================================================================================================================

Financial Statements (cont.)

Statements of Operations (cont.)
For the period ended June 30, 1996 (unaudited) and the years ended December 31, 1995 and 1994

                                                  Investment Grade                                          Adjustable U.S.
                                               Intermediate Bond Fund      Income Securities Fund           Government Fund
                                               -----------------------   -------------------------    --------------------------
                                                1996     1995     1994    1996      1995      1994     1996      1995      1994
                                               ------   ------    ----   ------    ------    ------   ------    ------     -----
Investment income:
 Dividends reinvested in fund shares........   $3,706    3,949    253    33,370    19,772     2,467   18,030     1,373      184
                                               ------   ------    ---    ------    ------    ------   ------    ------    -----
Expenses:
 Mortality and expense risk charges.........      205      529    169     1,917     2,265       963      265       139       27
 Administrative charges.....................       51      132     42       479       566       241       66        35        7
                                               ------   ------    ---    ------    ------    ------   ------    ------    -----
      Total expenses........................      256      661    211     2,396     2,831     1,204      331       174       34
                                               ------   ------    ---    ------    ------    ------   ------    ------    -----
      Investment income (loss), net.........    3,450    3,288     42    30,974    16,941     1,263   17,699     1,199      150
Realized gains (losses) and unrealized
 appreciation (depreciation) on investments:
  Realized capital gain distributions
   on mutual funds..........................        -        -     36     5,550     1,592       367        -         -        -
                                               ------   ------    ---    ------    ------    ------   ------    ------    -----
  Realized gains (losses) on sales
   of investments:
    Proceeds from sales.....................    2,848   44,251    577    16,603    55,949    29,910    2,347    11,606    8,733
    Cost of investments sold................   (2,696) (43,145)  (565)  (15,183)  (55,228)  (30,339)  (2,329)  (11,571)  (8,814)
                                               ------   ------    ---    ------    ------    ------   ------    ------    -----
     Total realized gains (losses) on
      sales of investments, net.............      152    1,106     12     1,420       721      (429)      18        35      (81)
                                               ------   ------    ---    ------    ------    ------   ------    ------    -----
     Realized gains (losses)
      on investments, net...................      152    1,106     48     6,970     2,313       (62)      18        35      (81)
Net change in unrealized appreciation
 (depreciation) on investments..............   (3,320)   2,630    150   (15,459)   47,314    (9,527) (14,887)      240      (98)
                                               ------   ------    ---    ------    ------    ------   ------    ------    -----
     Total realized gains (losses)
      and unrealized appreciation
      (depreciation) on investments, net....   (3,168)   3,736    198    (8,489)   49,627    (9,589) (14,869)      275     (179)
                                               ------   ------    ---    ------    ------    ------   ------    ------    -----
Net increase (decrease) in net assets
 from operations............................    $ 282    7,024    240    22,485    66,568    (8,326)   2,830     1,474      (29)
                                               ======   ======    ===    ======    ======    ======   ======    ======    =====

See accompanying notes to unaudited financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
===========================================================================================================================

Financial Statements (cont.)

Statements of Operations (cont.)
For the period ended June 30, 1996 (unaudited) and the years ended December 31, 1995 and 1994

                                                     Templeton                                                Templeton
                                                 Pacific Growth Fund         Rising Dividends Fund    International Equity Fund
                                            ----------------------------   ------------------------   -------------------------
                                             1996      1995       1994      1996      1995    1994     1996     1995      1994
                                            -------   ------     -------   ------    ------   -----   ------   ------     -----
Investment income:
 Dividends reinvested in fund shares.....   $10,710    4,502        347     3,981    1,695     601    19,177     6,289      71
                                            -------   ------    -------    ------   ------   -----    ------    ------   -----
Expenses:
 Mortality and expense risk charges......     1,323    1,485        689       563      587     227     2,394     2,178     323
 Administrative charges..................       331      371        172       141      147      57       598       545      81
                                            -------   ------    -------    ------   ------   -----    ------    ------   -----
      Total expenses.....................     1,654    1,856        861       704      734     284     2,992     2,723     404
                                            -------   ------    -------    ------   ------   -----    ------    ------   -----
      Investment income (loss), net......     9,056    2,646       (514)    3,277      961     317    16,185     3,566    (333)
Realized gains (losses) and unrealized
 appreciation (depreciation) on investments:
  Realized capital gain distributions
   on mutual funds.......................     6,208    1,872        672         -        -       -    23,468     7,792      95
                                            -------   ------    -------    ------   ------   -----    ------    ------   -----
  Realized gains (losses) on sales
   of investments:
    Proceeds from sales..................    44,827   60,917    116,746    13,787    6,910     752    29,567    37,517     895
    Cost of investments sold.............   (39,575) (59,672)  (108,205)  (12,131)  (6,447)   (796)  (26,803)  (36,911)   (878)
                                            -------   ------    -------    ------   ------   -----    ------    ------   -----
     Total realized gains (losses)
      on sales of investments, net.......     5,252    1,245      8,541     1,656      463     (44)    2,764       606      17
                                            -------   ------    -------    ------   ------   -----    ------    ------   -----
     Realized gains (losses)
      on investments, net................    11,460    3,117      9,213     1,656      463     (44)   26,232     8,398     112
Net change in unrealized appreciation
 (depreciation) on investments...........    15,942   13,125    (24,505)    6,234   19,701  (2,053)   29,913    19,054  (3,562)
                                            -------   ------    -------    ------   ------   -----    ------    ------   -----
     Total realized gains (losses)
      and unrealized appreciation
      (depreciation) on investments, net.    27,402   16,242    (15,292)    7,890   20,164  (2,097)   56,145    27,452  (3,450)
                                            -------   ------    -------    ------   ------   -----    ------    ------   -----
Net increase (decrease) in net assets
 from operations.........................   $36,458   18,888    (15,806)   11,167   21,125  (1,780)   72,330    31,018  (3,783)
                                            =======   ======    =======    ======   ======   =====    ======    ======   =====

See accompanying notes to unaudited financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
===========================================================================================================================

Financial Statements (cont.)

Statements of Operations (cont.)
For the period ended June 30, 1996 (unaudited) and the years ended December 31, 1995 and 1994

                                                            Templeton                    Templeton            Templeton Global
                                                 Developing Markets Equity Fund     Global Growth Fund      Asset Allocation Fund
                                                   --------------------------    -------------------------    ------------------
                                                    1996      1995      1994      1996      1995     1994     1996   1995   1994
                                                   ------    ------    ------    ------    ------    -----    -----  ----    ---
Investment income:
 Dividends reinvested in fund shares............  $ 2,914       562         -     8,202     1,137        -      228     4     -
                                                  -------    ------     -----    ------    ------    -----    -----   ---    --
Expenses:
 Mortality and expense risk charges.............    1,025     3,898     3,197     1,513     1,255       65      448    25     -
 Administrative charges.........................      256       975       799       378       314       16      112     6     -
                                                  -------    ------     -----    ------    ------    -----    -----   ---    --
      Total expenses............................    1,281     4,873     3,996     1,891     1,569       81      560    31     -
                                                  -------    ------     -----    ------    ------    -----    -----   ---    --
      Investment income (loss), net.............    1,633    (4,311)   (3,996)    6,311      (432)     (81)    (332)  (27)    -
Realized gains (losses) and unrealized
 appreciation (depreciation) on investments:
  Realized capital gain distributions
   on mutual funds..............................    5,391       132         -     8,202         -        -      456     -     -
                                                  -------    ------     -----    ------    ------    -----    -----   ---    --
  Realized gains (losses) on sales of investments:
   Proceeds from sales..........................   20,302    37,410     2,518    12,721    28,814    3,901      113   168     -
   Cost of investments sold.....................  (18,302)  (37,995)   (2,585)  (11,394)  (28,227)  (3,952)    (114) (151)    -
                                                  -------    ------     -----    ------    ------    -----    -----   ---    --
     Total realized gains (losses) on sales
      of investments, net.......................    2,000      (585)      (67)    1,327       587      (51)      (1)   17     -
                                                  -------    ------     -----    ------    ------    -----    -----   ---    --
     Realized gains (losses) on
      investments, net..........................    7,391      (453)      (67)    9,529       587      (51)     455    17     -
Net change in unrealized appreciation
 (depreciation) on investments..................   26,899     4,422    (2,951)   26,191    23,468     (144)   6,418   (15)    -
                                                  -------    ------     -----    ------    ------    -----    -----   ---    --
     Total realized gains (losses) and
      unrealized appreciation (depreciation)
      on investments, net.......................   34,290     3,969    (3,018)   35,720    24,055     (195)   6,873     2     -
                                                  -------    ------     -----    ------    ------    -----    -----   ---    --
Net increase (decrease) in net assets
 from operations................................  $35,923      (342)   (7,014)   42,031    23,623     (276)   6,541   (25)    -
                                                  =======    ======     =====    ======    ======    =====    =====   ===    ==

See accompanying notes to unaudited financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
===========================================================================================================================

Financial Statements (cont.)

Statements of Operations (cont.)
For the period ended June 30, 1996 (unaudited) and the years ended December 31, 1995 and 1994

                                                                       Small Cap Fund                 Total All Funds
                                                                     ------------------      --------------------------------
                                                                     1996    1995  1994       1996         1995         1994
                                                                     ----     ---   ---      ------       ------      --------
Investment income:
 Dividends reinvested in fund shares.............................       -      -     -       499,252       331,100     191,406
                                                                     ----     --    --     ---------     ---------   ---------
Expenses:
 Mortality and expense risk charges..............................     $ 2      -     -        32,411        52,287      36,290
 Administrative charges..........................................       -      -     -         8,100        13,073       9,072
                                                                     ----     --    --     ---------     ---------   ---------
      Total expenses.............................................       2      -     -        40,511        65,360      45,362
                                                                     ----     --    --     ---------     ---------   ---------
      Investment income (loss), net..............................      (2)     -     -       458,741       265,740     146,044
Realized gains (losses) and unrealized appreciation
 (depreciation) on investments:
  Realized capital gain distributions on mutual funds............       -      -     -       164,334        36,296      36,427
                                                                     ----     --    --     ---------     ---------   ---------
  Realized gains (losses) on sales of investments:
   Proceeds from sales...........................................       -      -     -     2,374,921     2,024,083   1,351,596
   Cost of investments sold......................................       -      -     -    (2,268,677)   (1,901,519) (1,212,303)
                                                                     ----     --    --     ---------     ---------   ---------
     Total realized gains (losses) on sales of investments, net..       -      -     -       106,244       122,564     139,293
                                                                     ----     --    --     ---------     ---------   ---------
     Realized gains (losses) on investments, net.................       -      -     -       270,578       158,860     175,720
Net change in unrealized appreciation (depreciation)
 on investments..................................................     169      -     -      (348,116)      871,051    (677,502)
                                                                     ----     --    --     ---------     ---------   ---------
     Total realized gains (losses) and unrealized
      appreciation (depreciation) on investments, net............     169      -     -       (77,538)    1,029,911    (501,782)
                                                                     ----     --    --     ---------     ---------   ---------
Net increase (decrease) in net assets from operations............    $167      -     -       381,203     1,295,651    (355,738)
                                                                     ====     ==    ==     =========     =========   =========

See accompanying notes to unaudited financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
===========================================================================================================================

Financial Statements (cont.)

Statements of Changes in Net Assets
For the period ended June 30, 1996 (unaudited) and the years ended December 31, 1995 and 1994

                                        Money Market Fund               Growth and Income Fund          Precious Metals Fund
                                 --------------------------------    ----------------------------    --------------------------
                                   1996        1995        1994       1996        1995      1994      1996      1995      1994
                                 ---------    -------     -------    -------     -------   ------    ------    ------    ------
Increase (decrease) in net assets:
  Operations:
   Investment income
    (loss), net..............     $ 14,978     27,041      11,105      23,823       2,877     (357)   1,133       489      (249)
  Realized gains (losses)
   on investments, net.......            -          -           -     123,507      42,515   28,987   11,313    17,696     1,595
  Net change in unrealized
   appreciation (depreciation)
   on investments............            -          -           -     (87,411)    184,273  (45,642)   2,882   (10,144)   (2,094)
                                 ---------  ---------     -------   ---------   ---------  -------  -------   -------   -------
    Net increase (decrease)
     in net assets from
     operations..............       14,978     27,041      11,105      59,919     229,665  (17,012)  15,328     8,041      (748)
                                 ---------  ---------     -------   ---------   ---------  -------  -------   -------   -------
  Policy transactions (note 5):
   Purchase payments.........    1,667,413  1,140,571     835,456     180,201     233,408   15,811    8,911    24,963       988
   Transfers between funds...   (1,763,540)  (843,539)   (442,767)    101,254     111,030   97,056  (19,482)   23,956    89,216
   Surrenders and
    terminations.............      (26,428)   (48,126)   (101,035)    (26,091)    (54,886) (49,775)  (6,871)  (81,139)   (8,168)
   Policy loan transactions..       (5,692)      (251)       (354)     12,088         842  (35,837)    (524)      282        13
   Other transactions
    (note 2).................        6,911   (124,409)    (80,760)    (72,491)    (92,875) (13,810)  (4,923)  (12,614)   (2,141)
                                 ---------  ---------     -------   ---------   ---------  -------  -------   -------   -------
    Net increase
     (decrease) in net
     assets resulting from
     policy transactions.....     (121,336)   124,246     210,540     194,961     197,519   13,445  (22,889)  (44,552)   79,908
                                 ---------  ---------     -------   ---------   ---------  -------  -------   -------   -------
Increase (decrease) in
 net assets..................     (106,358)   151,287     221,645     254,880     427,184   (3,567)  (7,561)  (36,511)   79,160
                                 ---------  ---------     -------   ---------   ---------  -------  -------   -------   -------
Net assets at beginning
 of period...................      681,852    530,565     308,920   1,053,166     625,982  629,549  164,784   201,295   122,135
                                 ---------  ---------     -------   ---------   ---------  -------  -------   -------   -------
Net assets at end of period..    $ 575,494    681,852     530,565   1,308,046   1,053,166  625,982  157,223   164,784   201,295
                                 =========  =========     =======   =========   =========  =======  =======   =======   =======

See accompanying notes to unaudited financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
===========================================================================================================================

Financial Statements (cont.)

Statements of Changes in Net Assets (cont.)
For the period ended June 30, 1996 (unaudited)
and the years ended December 31, 1995 and 1994
                                                                                  Real                          U.S.
                                            High Income Fund             Estate Securities Fund      Government Securities Fund
                                    --------------------------------    -------------------------    --------------------------
                                      1996        1995        1994       1996     1995      1994      1996      1995      1994
                                    --------     -------     -------    ------   ------     -----    ------    ------    ------
Increase (decrease) in net assets:
  Operations:
   Investment income (loss), net.   $ 161,097      68,408     36,262     6,823    2,834     (227)    42,874    36,795     24,946
   Realized gains (losses)
    on investments, net..........      16,765       7,610     11,417     1,173    3,559    1,805      6,559     7,473     33,884
   Net change in unrealized
    appreciation (depreciation)
    on investments...............    (128,310)    122,964    (81,774)    3,354   14,488      759    (61,549)   56,173    (91,983)
                                   ----------   ---------  --------- ---------  -------   ------    -------   -------    -------
    Net increase (decrease)
     in net assets from
     operations..................      49,552     198,982    (34,095)   11,350   20,881    2,337    (12,116)  100,441    (33,153)
                                   ----------   ---------  --------- ---------  -------   ------    -------   -------    -------
 Policy transactions (note 5):
  Purchase payments..............      28,601      44,935      4,791    26,082   53,203    7,592     11,779    25,128      1,041
  Transfers between funds........     586,891      37,055    (10,182)    7,936   38,779   14,088    (20,849)   24,109   (111,346)
  Surrenders and terminations....      (3,551)    (14,331)   (14,141)     (675)  (8,139)       -     (7,837)  (18,462)         -
  Policy loan transactions.......       8,073       1,359      9,224    (1,383)    (145)     222        148    (2,060)       (18)
  Other transactions (note 2)....     (18,942)    (32,177)   (16,496)  (12,209) (23,363)  (3,248)    (9,191)  (16,258)    (8,802)
                                   ----------   ---------  --------- ---------  -------   ------    -------   -------    -------
   Net increase (decrease)
    in net assets resulting
    from policy transactions.....     601,072      36,841    (26,804)   19,751   60,335   18,654    (25,950)   12,457   (119,125)
                                   ----------   ---------  --------- ---------  -------   ------    -------   -------    -------
Increase (decrease) in net assets     650,624     235,823    (60,899)   31,101   81,216   20,991    (38,066)  112,898   (152,278)
                                   ----------   ---------  --------- ---------  -------   ------    -------   -------    -------
Net assets at beginning of period   1,282,342   1,046,519  1,107,418   159,525   78,309   57,318    646,949   534,051    686,329
                                   ----------   ---------  --------- ---------  -------   ------    -------   -------    -------
Net assets at end of period......  $1,932,966   1,282,342  1,046,519   190,626  159,525   78,309    608,883   646,949    534,051
                                   ==========   =========  ========= =========  =======   ======    =======   =======    =======

See accompanying notes to unaudited financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
===========================================================================================================================

Financial Statements (cont.)

Statements of Changes in Net Assets (cont.)
For the period ended June 30, 1996 (unaudited) and the years ended December 31, 1995 and 1994

                                            Utility Equity Fund          Zero Coupon Fund - 1995     Zero Coupon Fund - 2000
                                      -------------------------------    -----------------------    -------------------------
                                        1996        1995        1994     1996    1995      1994       1996     1995     1994
                                      --------     ------      ------    ----  -------    ------    ------    ------   ------

Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net...     $ 67,900     59,683      36,532     -    18,122    13,370    18,012    11,269    12,081
  Realized gains (losses)
   on investments, net............       41,832     23,410      53,278     -    37,705     1,409       882     1,164     5,815
  Net change in unrealized
   appreciation (depreciation)
   on investments.................      (49,053)   259,686    (253,440)    -   (37,457)  (14,916)  (27,487)   44,013   (41,764)
                                     ----------  ---------   ---------   ---   -------   -------   -------   -------   -------
     Net increase (decrease) in
      net assets from operations..       60,679    342,779    (163,630)    -    18,370      (137)   (8,593)   56,446   (23,868)
                                     ----------  ---------   ---------   ---   -------   -------   -------   -------   -------
 Policy transactions (note 5):
  Purchase payments...............       64,900    116,016      11,599     -         -         -         -         -         -
  Transfers between funds.........      (32,833)   124,589     (62,456)    -  (270,886)        -         -    10,631         -
  Surrenders and terminations.....      (35,982)   (35,449)    (23,338)    -         -         -         -         -    (7,535)
  Policy loan transactions........      (40,859)   (13,309)    (18,349)    -         -         -       (64)      (64)   (1,409)
  Other transactions (note 2).....      (35,953)   (62,877)    (21,374)    -    (2,815)   (3,292)   (2,478)   (3,831)   (4,079)
                                     ----------  ---------   ---------   ---   -------   -------   -------   -------   -------
     Net increase (decrease)
      in net assets resulting
      from policy transactions.....     (80,727)   128,970    (113,918)    -  (273,701)   (3,292)   (2,542)    6,736   (13,023)
                                     ----------  ---------   ---------   ---   -------   -------   -------   -------   -------
Increase (decrease) in net assets.      (20,048)   471,749    (277,548)    -  (255,331)   (3,429)  (11,135)   63,182   (36,891)
                                     ----------  ---------   ---------   ---   -------   -------   -------   -------   -------
Net assets at beginning of period.    1,545,922  1,074,173   1,351,721     -   255,331   258,760   349,422   286,240   323,131
                                     ----------  ---------   ---------   ---   -------   -------   -------   -------   -------
Net assets at end of period.......   $1,525,874  1,545,922   1,074,173     -         -   255,331   338,287   349,422   286,240
                                     ==========  =========   =========   ===   =======   =======   =======   =======   =======

See accompanying notes to unaudited financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
===========================================================================================================================

Financial Statements (cont.)

Statements of Changes in Net Assets (cont.)
For the period ended June 30, 1996 (unaudited) and the years ended December 31, 1995 and 1994

                                                                                                           Templeton Global
                                           Zero Coupon Fund - 2005        Zero Coupon Fund - 2010       Income Securities Fund
                                         ----------------------------   ---------------------------   -------------------------
                                          1996      1995       1994      1996      1995      1994      1996      1995     1994
                                         -------   -------   -------    ------    ------    -------   ------    ------    -----
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net......   $ 18,612    10,144     9,241     8,035     1,964      6,159     7,203    2,283      333
  Realized gains (losses) on
   investments, net..................      2,050     1,495    26,636     2,308       258      1,490       326      392      336
  Net change in unrealized appreciation
   (depreciation) on investments.....    (44,112)   68,320   (72,608)  (27,978)   32,162    (29,320)   (6,552)   6,634   (2,030)
                                        --------   -------   -------   -------   -------    -------   -------   ------   ------
     Net increase (decrease) in
      net assets from operations.....    (23,450)   79,959   (36,731)  (17,635)   34,384    (21,671)      977    9,309   (1,361)
                                        --------   -------   -------   -------   -------    -------   -------   ------   ------
 Policy transactions (note 5):
  Purchase payments..................          -         -         -         -         -          -    19,841   42,908    1,813
  Transfers between funds............     57,144         -   (41,224)   51,099         -    (74,884)      633   18,457   21,778
  Surrenders and terminations........     (3,894)        -   (28,826)        -         -          -    (2,101)  (6,040)       -
  Policy loan transactions...........          -      (687)      (10)     (176)     (169)      (158)      198     (638)       -
  Other transactions (note 2)........     (2,583)   (3,625)   (3,843)   (1,334)   (1,657)    (3,419)   (7,850) (17,786)  (1,388)
                                        --------   -------   -------   -------   -------    -------   -------   ------   ------
     Net increase (decrease) in
      net assets resulting from
      policy transactions............     50,667    (4,312)  (73,903)   49,589    (1,826)   (78,461)   10,721   36,901   22,203
                                        --------   -------   -------   -------   -------    -------   -------   ------   ------
Increase (decrease) in net assets....     27,217    75,647  (110,634)   31,954    32,558   (100,132)   11,698   46,210   20,842
                                        --------   -------   -------   -------   -------    -------   -------   ------   ------
Net assets at beginning of period....    337,160   261,513   372,147   115,736    83,178    183,310    89,028   42,818   21,976
                                        --------   -------   -------   -------   -------    -------   -------   ------   ------
Net assets at end of period..........   $364,377   337,160   261,513   147,690   115,736     83,178   100,726   89,028   42,818
                                        ========   =======   =======   =======   =======    =======   =======   ======   ======

See accompanying notes to unaudited financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
===========================================================================================================================

Financial Statements (cont.)

Statements of Changes in Net Assets (cont.)
For the period ended June 30, 1996 (unaudited) and the years ended December 31, 1995 and 1994

                                                 Investment Grade                                           Adjustable U.S.
                                              Intermediate Bond Fund       Income Securities Fund           Government Fund
                                             -------------------------    -------------------------    ------------------------
                                              1996      1995     1994      1996     1995      1994      1996      1995    1994
                                             ------    ------    -----    ------   ------    ------    ------    ------   -----
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net...........   $ 3,450    3,288       42    30,974    16,941     1,263    17,699    1,199     150
  Realized gains (losses) on
   investments, net.......................       152    1,106       48     6,970     2,313       (62)       18       35     (81)
  Net change in unrealized appreciation
   (depreciation) on investments..........    (3,320)   2,630      150   (15,459)   47,314    (9,527)  (14,887)     240     (98)
                                             -------   ------   ------   -------   -------   -------   -------    ------  -----
     Net increase (decrease) in
      net assets from operations..........       282    7,024      240    22,485    66,568    (8,326)    2,830    1,474     (29)
                                             -------   ------   ------   -------   -------   -------   -------   ------   -----
 Policy transactions (note 5):
  Purchase payments.......................     6,957   14,163    1,391   141,743   223,737    22,483     4,453   12,633   5,636
  Transfers between funds.................       494    8,123   75,010    53,797   186,849   153,200   208,788   11,222  (2,444)
  Surrenders and terminations.............      (677) (40,771)       -   (11,477)  (14,487)        -    (1,178)       -       -
  Policy loan transactions................         -        -        -    (3,887)  (19,420)  (26,076)       45   (1,764)      -
  Other transactions (note 2).............    (3,404)  (7,440)    (908)  (48,071)  (89,585)   (7,532)   (2,301)  (6,127)   (358)
                                             -------   ------   ------   -------   -------   -------   -------   ------   -----
     Net increase (decrease) in net assets
      resulting from policy transactions..     3,370  (25,925)  75,493   132,105   287,094   142,075   209,807   15,964   2,834
                                             -------   ------   ------   -------   -------   -------   -------   ------   -----
Increase (decrease) in net assets.........     3,652  (18,901)  75,733   154,590   353,662   133,749   212,637   17,438   2,805
                                             -------   ------   ------   -------   -------   -------   -------   ------   -----
Net assets at beginning of period.........    64,990   83,891    8,158   524,066   170,404    36,655    24,865    7,427   4,622
                                             -------   ------   ------   -------   -------   -------   -------   ------   -----
Net assets at end of period...............   $68,642   64,990   83,891   678,656   524,066   170,404   237,502   24,865   7,427
                                             =======   ======   ======   =======   =======   =======   =======   ======   =====

See accompanying notes to unaudited financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
===========================================================================================================================

Financial Statements (cont.)

Statements of Changes in Net Assets (cont.)
For the period ended June 30, 1996 (unaudited) and the years ended December 31, 1995 and 1994

                                                  Templeton                                                  Templeton
                                             Pacific Growth Fund          Rising Dividends Fund      International Equity Fund
                                         --------------------------    --------------------------   ---------------------------
                                          1996       1995     1994      1996      1995      1994     1996      1995       1994
                                         -------    ------   ------    ------    ------     -----   ------    -------    ------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net.......   $ 9,056     2,646      (514)    3,277       961     317    16,185      3,566      (333)
  Realized gains (losses) on
   investments, net...................    11,460     3,117     9,213     1,656       463     (44)   26,232      8,398       112
  Net change in unrealized appreciation
   (depreciation) on investments......    15,942    13,125   (24,505)    6,234    19,701  (2,053)   29,913     19,054    (3,562)
                                        --------   -------   -------   -------   -------  ------   -------    -------   -------
     Net increase (decrease) in
      net assets from operations......    36,458    18,888   (15,806)   11,167    21,125  (1,780)   72,330     31,018    (3,783)
                                        --------   -------   -------   -------   -------  ------   -------    -------   -------
 Policy transactions (note 5):
  Purchase payments...................    99,087   141,914    13,634    31,831    52,764   4,169   194,883    297,409    32,269
  Transfers between funds.............     7,839    74,887    91,481    58,266    38,476   5,960    35,186    206,753   104,241
  Surrenders and terminations.........   (16,478)  (10,270)        -    (7,225)     (264)      -   (23,579)    (9,230)        -
  Policy loan transactions............    (2,792)  (27,456)  (58,475)        -         -       -    (5,311)    (1,799)      260
  Other transactions (note 2).........   (42,195)  (64,733)   (9,022)  (14,026)  (19,499) (1,199)  (66,563)  (110,168)   (8,625)
                                        --------   -------   -------   -------   -------  ------   -------    -------   -------
     Net increase (decrease) in
      net assets resulting from
      policy transactions.............    45,461   114,342    37,618    68,846    71,477   8,930   134,616    382,965   128,145
                                        --------   -------   -------   -------   -------  ------   -------    -------   -------
Increase (decrease) in net assets.....    81,919   133,230    21,812    80,013    92,602   7,150   206,946    413,983   124,362
                                        --------   -------   -------   -------   -------  ------   -------    -------   -------
Net assets at beginning of period.....   298,014   164,784   142,972   137,129    44,527  37,377   555,276    141,293    16,931
                                        --------   -------   -------   -------   -------  ------   -------    -------   -------
Net assets at end of period...........  $379,933   298,014   164,784   217,142   137,129  44,527   762,222    555,276   141,293
                                        ========   =======   =======   =======   =======  ======   =======    =======   =======

See accompanying notes to unaudited financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
===========================================================================================================================

Financial Statements (cont.)

Statements of Changes in Net Assets (cont.)
For the period ended June 30, 1996 (unaudited) and the years ended December 31, 1995 and 1994

                                                           Templeton                    Templeton             Templeton Global
                                                Developing Markets Equity Fund     Global Growth Fund       Asset Allocation Fund
                                                  ---------------------------   -------------------------    -------------------
                                                   1996       1995      1994     1996      1995     1994      1996    1995  1994
                                                  -------    ------     -----   ------    ------    -----    ------   ----   ---
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net................   $ 1,633    (4,311)  (3,996)    6,311      (432)     (81)     (332)  (27)     -
  Realized gains (losses) on investments, net..     7,391      (453)     (67)    9,529       587      (51)      455    17      -
  Net change in unrealized appreciation
   (depreciation) on investments...............    26,899     4,422   (2,951)   26,191    23,468     (144)    6,418   (15)     -
                                                 --------   -------   ------   -------   -------   ------   -------   ---    ---
     Net increase (decrease) in net assets
      from operations..........................    35,923      (342)  (7,014)   42,031    23,623     (276)    6,541   (25)     -
                                                 --------   -------   ------   -------   -------   ------   -------   ---    ---
 Policy transactions (note 5):
  Purchase payments............................   122,186   169,165   19,997   171,392   237,156   27,117        73     -      -
  Transfers between funds......................    38,903    63,297   44,206    85,565   114,188   45,458   512,106   311      -
  Surrenders and terminations..................    (8,337)  (18,763)       -    (9,153)   (6,710)       -         -     -      -
  Policy loan transactions.....................    (1,746)        -        -    (3,001)   (3,177)       -         -     -      -
  Other transactions (note 2)..................   (39,648)  (61,489)  (1,238)  (55,159)  (83,481)  (5,539)     (186)  (66)     -
                                                 --------   -------   ------   -------   -------   ------   -------   ---    ---
     Net increase (decrease) in net assets
      resulting from policy transactions.......   111,358   152,210   62,965   189,644   257,976   67,036   511,993   245      -
                                                 --------   -------   ------   -------   -------   ------   -------   ---    ---
Increase (decrease) in net assets..............   147,281   151,868   55,951   231,675   281,599   66,760   518,534   220      -
                                                 --------   -------   ------   -------   -------   ------   -------   ---    ---
Net assets at beginning of period..............   207,819    55,951        -   348,359    66,760        -       220     -      -
                                                 --------   -------   ------   -------   -------   ------   -------   ---    ---
Net assets at end of period....................  $355,100   207,819   55,951   580,034   348,359   66,760   518,754   220      -
                                                 ========   =======   ======   =======   =======   ======   =======   ===    ===

See accompanying notes to unaudited financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
===========================================================================================================================

Financial Statements (cont.)

Statements of Changes in Net Assets (cont.)
For the period ended June 30, 1996 (unaudited) and the years ended December 31, 1995 and 1994

                                                                         Small Cap Fund                Total All Funds
                                                                       -------------------    ---------------------------------
                                                                        1996    1995  1994      1996         1995        1994
                                                                       ------   ----  ----    --------     --------    --------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net.....................................     $ (2)    -     -      458,741     265,740     146,044
  Realized gains (losses) on investments, net.......................        -     -     -      270,578     158,860     175,720
  Net change in unrealized appreciation (depreciation)
   on investments...................................................      169     -     -     (348,116)    871,051    (677,502)
                                                                      -------    ---   ---  ----------   ---------   ---------
       Net increase (decrease) in net assets from operations........      167     -     -      381,203   1,295,651    (355,738)
                                                                      -------    ---   ---  ----------   ---------   ---------
 Policy transactions (note 5):
  Purchase payments.................................................        -     -     -    2,780,333   2,830,073   1,005,787
  Transfers between funds...........................................   16,926     -     -      (13,877)    (21,713)     (3,609)
  Surrenders and terminations.......................................        -     -     -     (191,534)   (367,067)   (232,818)
  Policy loan transactions..........................................        -     -     -      (44,883)    (68,456)   (130,967)
  Other transactions (note 2).......................................        -     -     -     (432,596)   (836,875)   (197,073)
                                                                      -------    ---   ---  ----------   ---------   ---------
     Net increase (decrease) in net assets resulting
      from policy transactions......................................   16,926     -     -    2,097,443   1,535,962     441,320
                                                                      -------    ---   ---  ----------   ---------   ---------
Increase (decrease) in net assets...................................   17,093     -     -    2,478,646   2,831,613      85,582
                                                                      -------    ---   ---  ----------   ---------   ---------
Net assets at beginning of period...................................        -     -     -    8,586,624   5,755,011   5,669,429
                                                                      -------    ---   ---  ----------   ---------   ---------
Net assets at end of period.........................................  $17,093     -     -   11,065,270   8,586,624   5,755,011
                                                                      =======    ===   ===  ==========   =========   =========

See accompanying notes to unaudited financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
================================================================================

Notes to Financial Statements
June 30, 1996 (unaudited)

1. Organization

Allianz Life Variable Account A (Variable Account) is a segregated investment account of Allianz Life Insurance Company of North America (Allianz Life) registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940 (as amended). The Variable Account was established on May 31, 1985 and commenced operations September 8, 1987. Accordingly, it is an accounting entity wherein all segregated account transactions are reflected.

The Variable Account's assets are the property of Allianz Life and are held for the benefit of the owners and other persons entitled to payments under variable life policies issued through the Variable Account and underwritten by Allianz Life. The assets of the Variable Account, equal to the reserves and other liabilities of the Variable Account, are not chargeable with liabilities that arise from any other business which Allianz Life may conduct.

The Variable Account's sub-accounts may invest, at net asset values, in one or more of the funds of the Franklin Valuemark Funds (FVF), managed by Franklin Advisers, Inc., in accordance with the selection made by the policy owner. Not all funds are available as investment options for the products which comprise the Variable Account.

Certain officers and trustees of the FVF are also officers and/or directors of Franklin Advisers, Inc. and/or Allianz Life.

2. Significant Accounting Policies

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments

Investments of the Variable Account are valued daily at market value using net asset values provided by Franklin Advisers, Inc.

Realized investment gains include realized gain distributions received from the respective funds and gains on the sale of fund shares as determined by the average cost method.

Realized gain distributions are reinvested in the respective funds. Dividend distributions received from the FVF are reinvested in additional shares of the FVF and are recorded as income to the Variable Account on the ex-dividend date.

A Fixed Account investment option is available to variable universal life policy owners. This account is comprised of equity and fixed income investments which are part of the general assets of Allianz Life. The liabilities of the Fixed Account are part of the general obligations of Allianz Life and are not included in the Variable Account. The guaranteed minimum rate of return on the Fixed Account is 3.5%.

The Templeton Developing Markets Equity Fund, Templeton Global Growth Fund and Fixed Account were added as available investment options on July 1, 1994. The Templeton Global Asset Allocation Fund and Small Cap Fund were added as available investment options on May 1, 1995 and November 1, 1995, respectively. The Small Cap Fund had no investment activity during 1995. The Zero Coupon - 1995 Fund matured and was closed on December 15, 1995.

The Capital Growth Fund and Templeton International Smaller Companies Fund were added as available investment options on May 1, 1996. These funds had no investment activity during the period ended June 30, 1996 (unaudited).

On May 1, 1995, the Equity Growth Fund name was changed to Growth and Income Fund. The Global Income Fund name was changed to Templeton Global Income Securities Fund on May 1, 1996.

Expenses

Asset Based Expenses

A mortality and expense risk charge is deducted from the Variable Account on a daily basis equal, on an annual basis, to .60% of the daily net assets of the Variable Account.

An administrative charge is deducted from the Variable Account on a daily basis equal, on an annual basis, to .15% of the daily net assets of the Variable Account.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
================================================================================

Notes to Financial Statements (cont.)
June 30, 1996 (unaudited)

2. Significant Accounting Policies (cont.)

Expenses (cont.)

Contract Based Expenses

A cost of insurance charge is deducted against each policy by liquidating units. The amount of the charge is based upon age, sex, rate class and net amount at risk (death benefit less total cash surrender value). Total cost of insurance charges paid by the policy owners for the period ended June 30, 1996 (unaudited) and the years ended December 31, 1995 and 1994 were $343,065, $581,193 and $123,231, respectively.

A deferred issue charge is deducted annually, at the end of the policy year, from each single premium variable life policy for the first ten policy years by liquidating units. The amount of the charge is 7% of the single premium consisting of 2.5% for premium taxes, 4% for sales charge and .5% for policy issue charge (in the State of California, 2.35%, 4.15% and .5%, respectively). If the policy is surrendered before the full amount is collected, the uncollected portion of this charge is deducted from the account value. Total deferred issue charges paid by the policy owners for the period ended June 30, 1996 (unaudited) and the years ended December 31, 1995 and 1994 were $24,480, $28,613 and $32,516, respectively.

A policy charge is deducted on each monthly anniversary date from each variable universal life policy by liquidating units. The amount of the charge is equal to 2.5% of each premium payment for premium taxes plus $20 per month for the first policy year and $9 per month guaranteed thereafter. Currently, Allianz Life has agreed to voluntarily limit the charge to $5 per month after the first policy year. Total policy charges paid by the policy owners for the period ended June 30, 1996 (unaudited) and the years ended December 31, 1995 and 1994 were $100,993, $292,695 and $64,030, respectively.

Twelve free transfers are permitted each contract year. Thereafter, the fee is the lesser of $25 or 2% of the amount transferred. No transfer charges were paid by the policy owners during the period ended June 30, 1996 (unaudited) and the years ended December 31, 1995 and 1994, respectively. Transfers to the Fixed Account during the period ended June 30, 1996 (unaudited) and the years ended December 31, 1995 and 1994 were $13,877, $21,713 and $3,609, respectively.

The cost of insurance, deferred issue, policy and transfer charges paid are reflected in the Statements of Changes in Net Assets as other transactions.

3. Investment Transactions

The  sub-account  purchases of fund shares,  including  reinvestment of dividend
distributions,   were  as  follows   during  the  period  ended  June  30,  1996
(unaudited):

Money Market Fund ................................  $1,735,798
Growth and Income Fund............................     412,588
Precious Metals Fund..............................      28,170
High Income Fund..................................     842,003
Real Estate Securities Fund.......................      32,845
U.S. Government Securities Fund...................      56,433
Utility Equity Fund...............................     129,918
Zero Coupon Fund - 2000...........................      19,311
Zero Coupon Fund - 2005...........................      76,636
Zero Coupon Fund - 2010...........................      61,467
Templeton Global Income Securities Fund...........      23,946
Investment Grade Intermediate Bond Fund...........       9,924
Income Securities Fund............................     187,629
Adjustable U.S. Government Fund...................     230,185
Templeton Pacific Growth Fund.....................     107,207
Rising Dividends Fund.............................      86,612
Templeton International Equity Fund...............     206,828
Templeton Developing Markets Equity Fund..........     139,966
Templeton Global Growth Fund......................     218,770
Templeton Global Asset Allocation Fund............     512,759
Small Cap Fund....................................      16,927

4. Federal Income Taxes

Operations of the Variable Account form a part of, and are taxed with, operations of Allianz Life, which is taxed as a life insurance company under the Internal Revenue Code.

Allianz Life does not expect to incur any federal income taxes in the operation of the Variable Account. If, in the future, Allianz Life determines that the Variable Account may incur federal income taxes, it may then assess a charge against the Variable Account for such taxes.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
================================================================================

Notes to Financial Statements (cont.)
June 30, 1996 (unaudited)

5. Policy Transactions - Unit Activity

Transactions in units for each fund for the period ended June 30, 1996 (unaudited) and the years ended December 31, 1995 and 1994, were as follows:

                                                         Growth                         Real        U.S.                  Zero
                                                Money      and    Precious    High     Estate    Government    Utility   Coupon
                                               Market    Income    Metals    Income  Securities  Securities    Equity    Fund -
                                                Fund      Fund      Fund      Fund      Fund        Fund        Fund      1995
                                               -------    -----     -----     -----    ------      -------     ------    ------
Units outstanding at December 31, 1993....     22,430    29,140     7,933    65,065     3,265       38,612     66,241    14,511
Policy transactions:
 Purchase payments........................     59,285       751        67       265       419           62        654         -
 Transfers between funds..................    (31,325)    4,606     6,162      (637)      861       (6,440)    (3,468)        -
 Surrenders and terminations..............     (7,250)   (2,364)     (578)     (869)        -            -     (1,253)        -
 Policy loan transactions.................        (25)   (1,687)       (1)      558        14           (1)    (1,010)        -
 Other transactions.......................     (5,734)     (651)     (142)   (1,002)     (191)        (519)    (1,195)     (186)
                                              -------    ------    ------    ------     -----       ------     ------    ------
     Net increase (decrease) in units
      resulting from policy transactions..     14,951       655     5,508    (1,685)    1,103       (6,898)    (6,272)     (186)
                                              -------    ------    ------    ------     -----       ------     ------    ------
Units outstanding at December 31, 1994....     37,381    29,795    13,441    63,380     4,368       31,714     59,969    14,325
                                              =======    ======    ======    ======     =====       ======     ======    ======
Policy transactions:
 Purchase payments........................     77,441     9,561     1,662     2,463     2,884        1,355      5,744         -
 Transfers between funds..................    (57,166)    4,664     1,698     1,925     2,056        1,281      6,185   (14,174)
 Surrenders and terminations..............     (3,275)   (2,237)   (5,150)     (772)     (427)        (965)    (1,893)        -
 Policy loan transactions.................        (17)       38        20        75        (7)        (111)      (695)        -
 Other transactions.......................     (8,596)   (3,800)     (840)   (1,738)   (1,246)        (872)    (3,112)     (151)
                                              -------    ------    ------    ------     -----       ------     ------    ------
     Net increase (decrease) in units
      resulting from policy transactions..      8,387     8,226    (2,610)    1,953     3,260          688      6,229   (14,325)
                                              -------    ------    ------    ------     -----       ------     ------    ------
Units outstanding at December 31, 1995....     45,768    38,021    10,831    65,333     7,628       32,402     66,198         -
                                              =======    ======    ======    ======     =====       ======     ======    ======
Policy transactions (unaudited):
 Purchase payments........................    108,969     6,462       506     1,425     1,206          600      2,789         -
 Transfers between funds..................   (115,307)    3,512    (1,092)   29,217       364       (1,077)    (1,376)        -
 Surrenders and terminations..............     (1,770)     (926)     (382)     (177)      (32)        (400)    (1,537)        -
 Policy loan transactions.................       (376)      442       (29)      405       (64)           7     (1,721)        -
 Other transactions.......................        537    (2,600)     (282)     (941)     (565)        (468)    (1,545)        -
                                              -------    ------    ------    ------     -----       ------     ------    ------
     Net increase (decrease) in units
      resulting from policy transactions..     (7,947)    6,890    (1,279)   29,929       909       (1,338)    (3,390)        -
                                              -------    ------    ------    ------     -----       ------     ------    ------
Units outstanding at
 June 30, 1996 (unaudited)................     37,821    44,911     9,552    95,262     8,537       31,064     62,808         -
                                              =======    ======    ======    ======     =====       ======     ======    ======

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
================================================================================

Notes to Financial Statements (cont.)
June 30, 1996 (unaudited)

5. Policy Transactions - Unit Activity (cont.)

                                         Zero      Zero     Zero      Templeton   Investment              Adjustable    Templeton
                                        Coupon    Coupon   Coupon   Global Income    Grade      Income       U.S.        Pacific
                                        Fund -    Fund -   Fund -    Securities  Intermediate Securities  Government     Growth
                                         2000      2005     2010        Fund       Bond Fund     Fund        Fund         Fund
                                         -----     -----    -----     ---------    --------     -------    --------      -------
Units outstanding at
 December 31, 1993...................  15,249    16,042     7,408         1,537         582      2,104          403      9,924
Policy transactions:
 Purchase payments...................       -         -         -           133         100      1,334          495        998
 Transfers between funds.............       -    (1,953)   (3,442)        1,607       5,385      9,100         (213)     6,850
 Surrenders and terminations.........    (379)   (1,348)        -             -           -          -            -          -
 Policy loan transactions............     (72)        -        (7)            -           -     (1,567)           -     (4,457)
 Other transactions..................    (204)     (182)     (155)         (102)        (65)      (457)         (31)      (680)
                                       ------    ------     -----         -----       -----     -------      ------     ------
     Net increase (decrease)
      in units resulting from
      policy transactions............    (655)   (3,483)   (3,604)        1,638       5,420      8,410          251      2,711
                                       ------    ------     -----         -----       -----     -------      ------     ------
Units outstanding at
 December 31, 1994...................  14,594    12,559     3,804         3,175       6,002     10,514          654     12,635
                                       ======    ======     =====         =====       =====     =======      ======     ======
Policy transactions:
 Purchase payments...................       -         -         -         2,992         963     12,397        1,060     10,718
 Transfers between funds.............     458         -         -         1,333         562     10,593          966      5,757
 Surrenders and terminations.........       -         -         -          (416)     (2,761)      (783)           -       (779)
 Policy loan transactions............      (3)      (30)       (6)          (44)          -     (1,137)        (151)    (2,141)
 Other transactions..................    (175)     (147)      (63)       (1,239)       (507)    (4,970)        (516)    (4,868)
                                       ------    ------     -----         -----       -----     -------      ------     ------
     Net increase (decrease)
      in units resulting from
      policy transactions............     280      (177)      (69)        2,626      (1,743)    16,100        1,359      8,687
                                       ------    ------     -----         -----       -----     -------      ------     ------
Units outstanding at
 December 31, 1995...................  14,874    12,382     3,735         5,801       4,259     26,614        2,013     21,322
                                       ======    ======     =====         =====       =====     =======      ======     ======
Policy transactions (unaudited):
 Purchase payments...................       -         -         -         1,303         457      7,098          356      6,700
 Transfers between funds.............       -     2,259     1,673            42          33      2,721       16,676        396
 Surrenders and terminations.........       -      (149)        -          (138)        (44)      (574)         (94)    (1,072)
 Policy loan transactions............      (3)        -        (7)           13           -       (195)           4       (183)
 Other transactions..................    (108)     (103)      (48)         (516)       (224)    (2,412)        (185)    (2,836)
                                       ------    ------     -----         -----       -----     -------      ------     ------
     Net increase (decrease)
      in units resulting from
      policy transactions............    (111)    2,007     1,618           704         222      6,638       16,757      3,005
                                       ------    ------     -----         -----       -----     -------      ------     ------
Units outstanding at
 June 30, 1996 (unaudited)...........  14,763    14,389     5,353         6,505       4,481     33,252       18,770     24,327
                                       ======    ======     =====         =====       =====     =======      ======     ======

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
================================================================================

Notes to Financial Statements (cont.)
June 30, 1996 (unaudited)

5. Policy Transactions - Unit Activity (cont.)

                                                                             Templeton              Templeton
                                                                Templeton   Developing   Templeton   Global
                                                     Rising   International   Markets     Global      Asset     Small     Total
                                                    Dividends    Equity        Equity     Growth   Allocation    Cap       All
                                                      Fund        Fund         Fund        Fund       Fund      Fund      Funds
                                                     ------     --------      -------     -------    -------    ----     ------
Units outstanding at December 31, 1993...........     3,576        1,368           -           -          -        -     305,390
Policy transactions:
 Purchase payments...............................       418        2,526       2,054       2,721          -        -      72,282
 Transfers between funds.........................       601        8,168       4,590       4,585          -        -       5,037
 Surrenders and terminations.....................         -            -           -           -          -        -     (14,041)
 Policy loan transactions........................         -           20           -           -          -        -      (8,235)
 Other transactions..............................      (121)        (679)       (545)       (558)         -        -     (13,399)
                                                     ------       ------      ------      ------     ------    -----     -------
     Net increase (decrease) in units
      resulting from policy transactions.........       898       10,035       6,099       6,748          -        -      41,644
                                                     ------       ------      ------      ------     ------    -----     -------
Units outstanding at December 31, 1994...........     4,474       11,403       6,099       6,748          -        -     347,034
                                                     ======       ======      ======      ======     ======    =====     =======
Policy transactions:
 Purchase payments...............................     4,625       22,647      18,183      22,517          -        -     197,212
 Transfers between funds.........................     3,323       15,984       6,624      11,063         27        -       3,159
 Surrenders and terminations.....................       (23)        (691)     (2,067)       (627)         -        -     (22,866)
 Policy loan transactions........................         -         (130)       (211)       (307)         -        -      (4,857)
 Other transactions..............................    (1,699)      (8,383)     (6,418)     (7,923)        (6)       -     (57,269)
                                                     ------       ------      ------      ------     ------    -----     -------
     Net increase (decrease) in units
      resulting from policy transactions.........     6,226       29,427      16,111      24,723         21        -     115,379
                                                     ------       ------      ------      ------     ------    -----     -------
Units outstanding at December 31, 1995...........    10,700       40,830      22,210      31,471         21        -     462,413
                                                     ======       ======      ======      ======     ======    =====     =======
Policy transactions (unaudited):
 Purchase payments...............................     2,391       13,483      11,995      14,716          7        -     180,463
 Transfers between funds.........................     4,369        2,360       3,488       7,068     45,221    1,422       1,969
 Surrenders and terminations.....................      (548)      (1,605)       (785)       (791)         -        -     (11,024)
 Policy loan transactions........................         -         (364)       (169)       (260)         -        -      (2,500)
 Other transactions..............................    (1,055)      (4,614)     (3,881)     (4,745)       (17)       -     (26,608)
                                                     ------       ------      ------      ------     ------    -----     -------
     Net increase (decrease) in units
      resulting from policy transactions.........     5,157        9,260      10,648      15,988     45,211    1,422     142,300
                                                     ------       ------      ------      ------     ------    -----     -------
Units outstanding at June 30, 1996 (unaudited)...    15,857       50,090      32,858      47,459     45,232    1,422     604,713
                                                     ======       ======      ======      ======     ======    =====     =======




                       ALLIANZ LIFE VARIABLE ACCOUNT A

                                      of

               ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA


                             Financial Statements


                              December 31, 1995

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

INDEPENDENT AUDITORS' REPORT

The Board of Directors of Allianz Life Insurance Company of North America and Policyholders of Allianz Life Variable Account A:


We have audited the accompanying statements of assets and liabilities of the sub-accounts of Allianz Life Variable Account A as of December 31, 1995, and the related statements of operations and changes in net assets for each of the years in the three-year period then ended. These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.
Investment securities held in custody for the benefit of the Variable Account were confirmed to us by the Franklin Valuemark Funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the assets and liabilities of the sub-accounts of Allianz Life Variable Account A at December 31, 1995, and the results of their operations and the changes in their net assets for each of the years in the three-year period then ended, in conformity with generally accepted accounting principles.



                                             KPMG Peat Marwick LLP


Minneapolis, Minnesota
January 22, 1996


                                        ALLIANZ LIFE VARIABLE ACCOUNT A
                                                       of
                                ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

                                      Statements of Assets and Liabilities

                                               December 31, 1995

                                                                                                         U.S.
                                               Money    Growth and  Precious    High     Real Estate  Government
                                               Market     Income     Metals    Income    Securities   Securities
                                                Fund       Fund       Fund      Fund        Fund         Fund
                                              --------  ----------  --------  ---------  -----------  ----------
Investments at net asset value:

 Franklin Valuemark Funds:
  Money Market Fund, 688,783
   shares, cost $688,783                      $688,783           -         -          -            -           -
  Growth and Income Fund,
   61,923 shares, cost $784,975                      -   1,061,358         -          -            -           -
  Precious Metals Fund,
   11,972 shares, cost $155,552                      -           -   168,569          -            -           -
  High Income Fund, 94,672
   shares, cost $1,083,932                           -           -         -  1,293,220            -           -
  Real Estate Securities Fund,
   9,253 shares, cost $129,563                       -           -         -          -      161,011           -
  U.S. Government Securities Fund,
   46,630 shares, cost $493,541                      -           -         -          -            -     652,815
                                              --------  ----------  --------  ---------  -----------  ----------

     Total assets                              688,783   1,061,358   168,569  1,293,220      161,011     652,815
                                              --------  ----------  --------  ---------  -----------  ----------

Liabilities:

 Accrued mortality and expense risk charges      5,545       6,553     3,028      8,702        1,189       4,693
 Accrued administrative charges                  1,386       1,639       757      2,176          297       1,173
                                              --------  ----------  --------  ---------  -----------  ----------

     Total liabilities                           6,931       8,192     3,785     10,878        1,486       5,866
                                              --------  ----------  --------  ---------  -----------  ----------

     Net assets                               $681,852   1,053,166   164,784  1,282,342      159,525     646,949
                                              ========  ==========  ========  =========  ===========  ==========

Policy owners' equity (note 5)                $681,852   1,053,166   164,784  1,282,342      159,525     646,949
                                              ========  ==========  ========  =========  ===========  ==========


See accompanying notes to financial statements.


                              ALLIANZ LIFE VARIABLE ACCOUNT A
                                            of
                      ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

                     Statements of Assets and Liabilities (Continued)

                                     December 31, 1995

                                                           Zero     Zero     Zero
                                               Utility    Coupon   Coupon   Coupon   Global
                                                Equity    Fund -   Fund -   Fund -   Income
                                                 Fund      2000     2005     2010     Fund
                                              ----------  -------  -------  -------  ------
Investments at net asset value:

 Franklin Valuemark Funds:
  Utility Equity Fund, 87,060
   shares, cost $1,090,116                    $1,558,380        -        -        -       -
  Zero Coupon Fund - 2000,
   22,437 shares, cost $242,285                        -  352,928        -        -       -
  Zero Coupon Fund - 2005,
   19,602 shares, cost $206,775                        -        -  340,680        -       -
  Zero Coupon Fund - 2010,
   6,514 shares, cost $87,335                          -        -        -  117,505       -
  Global Income Fund,
   6,678 shares, cost $83,776                          -        -        -        -  89,882
                                              ----------  -------  -------  -------  ------

     Total assets                              1,558,380  352,928  340,680  117,505  89,882
                                              ----------  -------  -------  -------  ------

Liabilities:

 Accrued mortality and expense risk charges        9,966    2,805    2,816    1,415     683
 Accrued administrative charges                    2,492      701      704      354     171
                                              ----------  -------  -------  -------  ------

     Total liabilities                            12,458    3,506    3,520    1,769     854
                                              ----------  -------  -------  -------  ------

     Net assets                               $1,545,922  349,422  337,160  115,736  89,028
                                              ==========  =======  =======  =======  ======

Policy owners' equity (note 5)                $1,545,922  349,422  337,160  115,736  89,028
                                              ==========  =======  =======  =======  ======


See accompanying notes to financial statements.


                                            ALLIANZ LIFE VARIABLE ACCOUNT A
                                                           of
                                    ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

                                    Statements of Assets and Liabilities (Continued)

                                                   December 31, 1995

                                               Investment                Adjustable  Templeton               Templeton
                                                  Grade        Income       U.S.      Pacific    Rising    International
                                              Intermediate   Securities  Government   Growth    Dividends     Equity
                                                Bond Fund       Fund        Fund       Fund       Fund         Fund
                                              -------------  ----------  ----------  ---------  ---------  -------------
Investments at net asset value:

 Franklin Valuemark Funds:
  Investment Grade Intermediate Bond
   Fund, 4,694 shares, cost $62,378           $      65,953           -           -          -          -              -
  Income Securities Fund,
   32,025 shares, cost $485,185                           -     527,453           -          -          -              -
  Adjustable U.S. Government Fund,
   2,355 shares, cost $25,140                             -           -      25,340          -          -              -
  Templeton Pacific Growth Fund,
   21,600 shares, cost $283,997                           -           -           -    300,461          -              -
  Rising Dividends Fund,
   10,919 shares, cost $121,353                           -           -           -          -    138,230              -
  Templeton International Equity Fund,
   41,923 shares, cost $541,531                           -           -           -          -          -        558,415
                                              -------------  ----------  ----------  ---------  ---------  -------------

     Total assets                                    65,953     527,453      25,340    300,461    138,230        558,415
                                              -------------  ----------  ----------  ---------  ---------  -------------

Liabilities:

 Accrued mortality and expense risk charges             771       2,710         380      1,958        881          2,511
 Accrued administrative charges                         192         677          95        489        220            628
                                              -------------  ----------  ----------  ---------  ---------  -------------

     Total liabilities                                  963       3,387         475      2,447      1,101          3,139
                                              -------------  ----------  ----------  ---------  ---------  -------------

     Net assets                               $      64,990     524,066      24,865    298,014    137,129        555,276
                                              =============  ==========  ==========  =========  =========  =============

Policy owners' equity (note 5)                $      64,990     524,066      24,865    298,014    137,129        555,276
                                              =============  ==========  ==========  =========  =========  =============


See accompanying notes to financial statements.


                              ALLIANZ LIFE VARIABLE ACCOUNT A
                                            of
                      ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

                     Statements of Assets and Liabilities (Continued)

                                     December 31, 1995

                                               Templeton              Templeton
                                              Developing   Templeton    Global
                                                Markets     Global      Asset       Total
                                                Equity      Growth    Allocation     All
                                                 Fund        Fund        Fund       Funds
                                              -----------  ---------  ----------  ---------
Investments at net asset value:

 Franklin Valuemark Funds:
  Templeton Developing Markets Equity
   Fund, 21,362 shares, cost $207,452         $   208,923          -           -
  Templeton Global Growth Fund,
   29,782 shares, cost $326,613                         -    349,937           -
  Templeton Global Asset Allocation
   Fund, 21 shares, cost $236                           -          -         221
                                              -----------  ---------  ----------

     Total assets                                 208,923    349,937         221  8,660,064
                                              -----------  ---------  ----------  ---------

Liabilities:

 Accrued mortality and expense risk charges           883      1,262           1     58,752
 Accrued administrative charges                       221        316           -     14,688
                                              -----------  ---------  ----------  ---------

     Total liabilities                              1,104      1,578           1     73,440
                                              -----------  ---------  ----------  ---------

     Net assets                               $   207,819    348,359         220  8,586,624
                                              ===========  =========  ==========  =========

Policy owners' equity (note 5)                $   207,819    348,359         220  8,586,624
                                              ===========  =========  ==========  =========


See accompanying notes to financial statements.


                                           ALLIANZ LIFE VARIABLE ACCOUNT A
                                                          of
                                   ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

                                               Statements of Operations

                                 For the years ended December 31, 1995, 1994 and 1993

                                                                                          Growth    Growth    Growth
                                                         Money       Money      Money      and       and        and
                                                         Market     Market     Market     Income    Income    Income
                                                          Fund       Fund       Fund       Fund      Fund      Fund
                                                       ----------  ---------  ---------  --------  --------  ---------
                                                          1995       1994       1993       1995      1994      1993
                                                       ----------  ---------  ---------  --------  --------  ---------
Investment income:
  Dividends reinvested in fund shares                  $  33,164     14,466      9,437    10,179     4,301      5,989
                                                       ----------  ---------  ---------  --------  --------  ---------

Expenses:
  Mortality and expense risk charges                       4,898      2,689      2,266     5,842     3,726      4,110
  Administrative charges                                   1,225        672        567     1,460       932      1,028
                                                       ----------  ---------  ---------  --------  --------  ---------

     Total expenses                                        6,123      3,361      2,833     7,302     4,658      5,138
                                                       ----------  ---------  ---------  --------  --------  ---------

     Investment income (loss), net                        27,041     11,105      6,604     2,877      (357)       851

Realized gains (losses) and unrealized
 appreciation (depreciation) on investments:
  Realized capital gain distributions on mutual funds          -          -          -    22,157     8,957          -
                                                       ----------  ---------  ---------  --------  --------  ---------

  Realized gains (losses) on sales of investments:
   Proceeds from sales                                   965,636    513,009    202,473    97,576   114,661    228,561
   Cost of investments sold                             (965,636)  (513,009)  (202,473)  (77,218)  (94,631)  (188,907)
                                                       ----------  ---------  ---------  --------  --------  ---------

     Total realized gains (losses) on
      sales of investments, net                                -          -          -    20,358    20,030     39,654
                                                       ----------  ---------  ---------  --------  --------  ---------

     Realized gains (losses) on investments, net               -          -          -    42,515    28,987     39,654

  Net change in unrealized appreciation
   (depreciation) on investments                               -          -          -   184,273   (45,642)    19,332
                                                       ----------  ---------  ---------  --------  --------  ---------

     Total realized gains (losses) and unrealized
      appreciation (depreciation) on investments, net          -          -          -   226,788   (16,655)    58,986
                                                       ----------  ---------  ---------  --------  --------  ---------

Net increase (decrease) in net assets from operations  $  27,041     11,105      6,604   229,665   (17,012)    59,837
                                                       ==========  =========  =========  ========  ========  =========


See accompanying notes to financial statements.


                                           ALLIANZ LIFE VARIABLE ACCOUNT A
                                                         of
                                   ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

                                        Statements of Operations (Continued)

                                For the years ended December 31, 1995, 1994 and 1993

                                                        Precious   Precious   Precious     High      High      High
                                                         Metals     Metals     Metals     Income    Income    Income
                                                          Fund       Fund       Fund       Fund      Fund      Fund
                                                       ----------  ---------  ---------  --------  --------  --------
                                                          1995       1994       1993       1995      1994      1993
                                                       ----------  ---------  ---------  --------  --------  --------
Investment income:
  Dividends reinvested in fund shares                  $   3,600        626      1,029    78,044    44,601    37,831
                                                       ----------  ---------  ---------  --------  --------  --------

Expenses:
  Mortality and expense risk charges                       2,489        700        999     7,709     6,671     6,406
  Administrative charges                                     622        175        250     1,927     1,668     1,602
                                                       ----------  ---------  ---------  --------  --------  --------

     Total expenses                                        3,111        875      1,249     9,636     8,339     8,008
                                                       ----------  ---------  ---------  --------  --------  --------

     Investment income (loss), net                           489       (249)      (220)   68,408    36,262    29,823

Realized gains (losses) and unrealized
 appreciation (depreciation) on investments:
  Realized capital gain distributions on mutual funds      2,665          -          -         -     6,061         -
                                                       ----------  ---------  ---------  --------  --------  --------

  Realized gains (losses) on sales of investments:
   Proceeds from sales                                   161,878     11,123    220,760    47,176    51,287    40,079
   Cost of investments sold                             (146,847)    (9,528)  (208,874)  (39,566)  (45,931)  (35,650)
                                                       ----------  ---------  ---------  --------  --------  --------

     Total realized gains (losses) on
      sales of investments, net                           15,031      1,595     11,886     7,610     5,356     4,429
                                                       ----------  ---------  ---------  --------  --------  --------

     Realized gains (losses) on investments, net          17,696      1,595     11,886     7,610    11,417     4,429

  Net change in unrealized appreciation
   (depreciation) on investments                         (10,144)    (2,094)    49,249   122,964   (81,774)  110,533
                                                       ----------  ---------  ---------  --------  --------  --------

     Total realized gains (losses) and unrealized
      appreciation (depreciation) on investments, net      7,552       (499)    61,135   130,574   (70,357)  114,962
                                                       ----------  ---------  ---------  --------  --------  --------

Net increase (decrease) in net assets from operations  $   8,041       (748)    60,915   198,982   (34,095)  144,785
                                                       ==========  =========  =========  ========  ========  ========


See accompanying notes to financial statements.


                                                ALLIANZ LIFE VARIABLE ACCOUNT A
                                                               of
                                        ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

                                              Statements of Operations (Continued)

                                      For the years ended December 31, 1995, 1994 and 1993

                                                       Real         Real         Real         U.S.         U.S.         U.S.
                                                      Estate       Estate       Estate     Government   Government   Government
                                                    Securities   Securities   Securities   Securities   Securities   Securities
                                                       Fund         Fund         Fund         Fund         Fund         Fund
                                                   ------------  -----------  -----------  -----------  -----------  -----------
                                                       1995         1994         1993         1995         1994         1993
                                                   ------------  -----------  -----------  -----------  -----------  -----------
Investment income:
  Dividends reinvested in fund shares              $     3,875          613          603       41,763       29,171       24,746
                                                   ------------  -----------  -----------  -----------  -----------  -----------

Expenses:
  Mortality and expense risk charges                       833          672          385        3,974        3,380        4,158
  Administrative charges                                   208          168           96          994          845        1,039
                                                   ------------  -----------  -----------  -----------  -----------  -----------

     Total expenses                                      1,041          840          481        4,968        4,225        5,197
                                                   ------------  -----------  -----------  -----------  -----------  -----------

     Investment income (loss), net                       2,834         (227)         122       36,795       24,946       19,549

Realized gains (losses) and unrealized
 appreciation (depreciation) on investments:
  Realized capital gain
   distributions on mutual funds                             -            -            -            -        2,285        3,795
                                                   ------------  -----------  -----------  -----------  -----------  -----------

  Realized gains (losses) on
   sales of investments:
   Proceeds from sales                                  22,803        5,838       10,124       33,799      131,317       22,770
   Cost of investments sold                            (19,244)      (4,033)      (7,269)     (26,326)     (99,718)     (16,285)
                                                   ------------  -----------  -----------  -----------  -----------  -----------

     Total realized gains (losses) on
      sales of investments, net                          3,559        1,805        2,855        7,473       31,599        6,485
                                                   ------------  -----------  -----------  -----------  -----------  -----------

     Realized gains (losses) on investments, net         3,559        1,805        2,855        7,473       33,884       10,280

  Net change in unrealized appreciation
   (depreciation) on investments                        14,488          759        5,891       56,173      (91,983)      27,413
                                                   ------------  -----------  -----------  -----------  -----------  -----------

     Total realized gains (losses) and
      unrealized appreciation (depreciation)
      on investments, net                               18,047        2,564        8,746       63,646      (58,099)      37,693
                                                   ------------  -----------  -----------  -----------  -----------  -----------

Net increase (decrease) in
 net assets from operations                        $    20,881        2,337        8,868      100,441      (33,153)      57,242
                                                   ============  ===========  ===========  ===========  ===========  ===========


See accompanying notes to financial statements.


                                           ALLIANZ LIFE VARIABLE ACCOUNT A
                                                         of
                                   ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

                                        Statements of Operations (Continued)

                                For the years ended December 31, 1995, 1994 and 1993

                                                                                           Zero       Zero     Zero
                                                         Utility    Utility    Utility    Coupon     Coupon   Coupon
                                                         Equity     Equity     Equity     Fund -     Fund -   Fund -
                                                          Fund       Fund       Fund       1995       1995     1995
                                                        ---------  ---------  ---------  ---------  --------  -------
                                                          1995       1994       1993       1995       1994     1993
                                                        ---------  ---------  ---------  ---------  --------  -------
Investment income:
  Dividends reinvested in fund shares                   $ 70,912     44,904     25,962     17,379    15,282   15,253
                                                        ---------  ---------  ---------  ---------  --------  -------

Expenses:
  Mortality and expense risk charges                       8,983      6,698      8,255       (594)    1,529    1,574
  Administrative charges                                   2,246      1,674      2,064       (149)      383      394
                                                        ---------  ---------  ---------  ---------  --------  -------

     Total expenses                                       11,229      8,372     10,319       (743)    1,912    1,968
                                                        ---------  ---------  ---------  ---------  --------  -------

     Investment income (loss), net                        59,683     36,532     15,643     18,122    13,370   13,285

Realized gains (losses) and unrealized
 appreciation (depreciation) on investments:
  Realized capital gain distributions on mutual funds          -      7,958        138         86       625    3,220
                                                        ---------  ---------  ---------  ---------  --------  -------

  Realized gains (losses) on sales of investments:
   Proceeds from sales                                   112,297    183,473    185,645    273,701     4,692    5,351
   Cost of investments sold                              (88,887)  (138,153)  (121,008)  (236,082)   (3,908)  (4,170)
                                                        ---------  ---------  ---------  ---------  --------  -------

     Total realized gains (losses) on
      sales of investments, net                           23,410     45,320     64,637     37,619       784    1,181
                                                        ---------  ---------  ---------  ---------  --------  -------

     Realized gains (losses) on investments, net          23,410     53,278     64,775     37,705     1,409    4,401

  Net change in unrealized appreciation
   (depreciation) on investments                         259,686   (253,440)    47,455    (37,457)  (14,916)  (1,412)
                                                        ---------  ---------  ---------  ---------  --------  -------

     Total realized gains (losses) and unrealized
      appreciation (depreciation) on investments, net    283,096   (200,162)   112,230        248   (13,507)   2,989
                                                        ---------  ---------  ---------  ---------  --------  -------

 Net increase (decrease) in net assets from operations  $342,779   (163,630)   127,873     18,370      (137)  16,274
                                                        =========  =========  =========  =========  ========  =======


See accompanying notes to financial statements.


                                        ALLIANZ LIFE VARIABLE ACCOUNT A
                                                      of
                                ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

                                     Statements of Operations (Continued)

                             For the years ended December 31, 1995, 1994 and 1993

                                                         Zero      Zero     Zero     Zero      Zero      Zero
                                                        Coupon    Coupon   Coupon   Coupon    Coupon    Coupon
                                                        Fund -    Fund -   Fund -   Fund -    Fund -    Fund -
                                                         2000      2000     2000     2005      2005      2005
                                                       --------  --------  -------  -------  --------  --------
                                                         1995      1994     1993     1995      1994      1993
                                                       --------  --------  -------  -------  --------  --------
Investment income:
  Dividends reinvested in fund shares                  $13,993    14,292   12,537   12,928    11,417    12,406
                                                       --------  --------  -------  -------  --------  --------

Expenses:
  Mortality and expense risk charges                     2,179     1,769    1,943    2,227     1,741     2,279
  Administrative charges                                   545       442      486      557       435       570
                                                       --------  --------  -------  -------  --------  --------

     Total expenses                                      2,724     2,211    2,429    2,784     2,176     2,849
                                                       --------  --------  -------  -------  --------  --------

     Investment income (loss), net                      11,269    12,081   10,108   10,144     9,241     9,557

Realized gains (losses) and unrealized
 appreciation (depreciation) on investments:
  Realized capital gain distributions on mutual funds        -     2,038      637        -     3,569       138
                                                       --------  --------  -------  -------  --------  --------

  Realized gains (losses) on sales of investments:
   Proceeds from sales                                   3,895    14,723    6,582    4,311    75,603    47,063
   Cost of investments sold                             (2,731)  (10,946)  (4,419)  (2,816)  (52,536)  (30,041)
                                                       --------  --------  -------  -------  --------  --------

     Total realized gains (losses) on
      sales of investments, net                          1,164     3,777    2,163    1,495    23,067    17,022
                                                       --------  --------  -------  -------  --------  --------

     Realized gains (losses) on investments, net         1,164     5,815    2,800    1,495    26,636    17,160

  Net change in unrealized appreciation
   (depreciation) on investments                        44,013   (41,764)  30,329   68,320   (72,608)   44,629
                                                       --------  --------  -------  -------  --------  --------

     Total realized gains (losses) and unrealized
      appreciation (depreciation) on investments, net   45,177   (35,949)  33,129   69,815   (45,972)   61,789
                                                       --------  --------  -------  -------  --------  --------

Net increase (decrease) in net assets from operations  $56,446   (23,868)  43,237   79,959   (36,731)   71,346
                                                       ========  ========  =======  =======  ========  ========


See accompanying notes to financial statements.


                                       ALLIANZ LIFE VARIABLE ACCOUNT A
                                                      of
                               ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

                                     Statements of Operations (Continued)

                             For the years ended December 31, 1995, 1994 and 1993

                                                         Zero      Zero     Zero
                                                        Coupon    Coupon   Coupon    Global   Global   Global
                                                        Fund -    Fund -   Fund -    Income   Income   Income
                                                         2010      2010     2010      Fund     Fund     Fund
                                                       --------  --------  -------  --------  -------  -------
                                                         1995      1994     1993      1995     1994     1993
                                                       --------  --------  -------  --------  -------  -------
Investment income:
  Dividends reinvested in fund shares                  $ 3,109     7,316    5,501     2,871      494      798
                                                       --------  --------  -------  --------  -------  -------

Expenses:
  Mortality and expense risk charges                       916       926      827       470      129      151
  Administrative charges                                   229       231      207       118       32       38
                                                       --------  --------  -------  --------  -------  -------

     Total expenses                                      1,145     1,157    1,034       588      161      189
                                                       --------  --------  -------  --------  -------  -------

     Investment income (loss), net                       1,964     6,159    4,467     2,283      333      609

Realized gains (losses) and unrealized
 appreciation (depreciation) on investments:
  Realized capital gain distributions on mutual funds        -     3,560      224         -      204      259
                                                       --------  --------  -------  --------  -------  -------

  Realized gains (losses) on sales of investments:
   Proceeds from sales                                   1,827    79,261    3,258    15,642    2,577      449
   Cost of investments sold                             (1,569)  (81,331)  (2,479)  (15,250)  (2,445)    (429)
                                                       --------  --------  -------  --------  -------  -------

     Total realized gains (losses) on
      sales of investments, net                            258    (2,070)     779       392      132       20
                                                       --------  --------  -------  --------  -------  -------

     Realized gains (losses) on investments, net           258     1,490    1,003       392      336      279

  Net change in unrealized appreciation
   (depreciation) on investments                        32,162   (29,320)  10,850     6,634   (2,030)   2,156
                                                       --------  --------  -------  --------  -------  -------

     Total realized gains (losses) and unrealized
      appreciation (depreciation) on investments, net   32,420   (27,830)  11,853     7,026   (1,694)   2,435
                                                       --------  --------  -------  --------  -------  -------

Net increase (decrease) in net assets from operations  $34,384   (21,671)  16,320     9,309   (1,361)   3,044
                                                       ========  ========  =======  ========  =======  =======


See accompanying notes to financial statements.


                                                 ALLIANZ LIFE VARIABLE ACCOUNT A
                                                               of
                                         ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

                                              Statements of Operations (Continued)

                                      For the years ended December 31, 1995, 1994 and 1993

                                                Investment     Investment     Investment
                                                  Grade           Grade          Grade        Income       Income       Income
                                               Intermediate   Intermediate   Intermediate   Securities   Securities   Securities
                                                Bond Fund       Bond Fund      Bond Fund       Fund         Fund         Fund
                                              --------------  -------------  -------------  -----------  -----------  -----------
                                                   1995           1994           1993          1995         1994         1993
                                              --------------  -------------  -------------  -----------  -----------  -----------
Investment income:
  Dividends reinvested in fund shares         $       3,949            253            195       19,772        2,467          813
                                              --------------  -------------  -------------  -----------  -----------  -----------

Expenses:
  Mortality and expense risk charges                    529            169             51        2,265          963          221
  Administrative charges                                132             42             13          566          241           55
                                              --------------  -------------  -------------  -----------  -----------  -----------

     Total expenses                                     661            211             64        2,831        1,204          276
                                              --------------  -------------  -------------  -----------  -----------  -----------

     Investment income (loss), net                    3,288             42            131       16,941        1,263          537

Realized gains (losses) and unrealized
 appreciation (depreciation) on investments
  Realized capital gain
   distributions on mutual funds                          -             36             32        1,592          367          118
                                              --------------  -------------  -------------  -----------  -----------  -----------

  Realized gains (losses)
   on sales of investments:
   Proceeds from sales                               44,251            577             85       55,949       29,910        5,434
   Cost of investments sold                         (43,145)          (565)           (77)     (55,228)     (30,339)      (4,871)
                                              --------------  -------------  -------------  -----------  -----------  -----------

     Total realized gains (losses) on
      sales of investments, net                       1,106             12              8          721         (429)         563
                                              --------------  -------------  -------------  -----------  -----------  -----------

     Realized gains (losses)
      on investments, net                             1,106             48             40        2,313          (62)         681

  Net change in unrealized appreciation
   (depreciation) on investments                      2,630            150            419       47,314       (9,527)       4,145
                                              --------------  -------------  -------------  -----------  -----------  -----------

     Total realized gains (losses)
      and unrealized appreciation
      (depreciation) on investments, net              3,736            198            459       49,627       (9,589)       4,826
                                              --------------  -------------  -------------  -----------  -----------  -----------

Net increase (decrease) in
 net assets from operations                   $       7,024            240            590       66,568       (8,326)       5,363
                                              ==============  =============  =============  ===========  ===========  ===========

See accompanying notes to financial statements.


                                               ALLIANZ LIFE VARIABLE ACCOUNT A
                                                             of
                                       ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

                                            Statements of Operations (Continued)

                                    For the years ended December 31, 1995, 1994 and 1993

                                                    Adjustable   Adjustable   Adjustable   Templeton   Templeton   Templeton
                                                       U.S.         U.S.         U.S.       Pacific     Pacific     Pacific
                                                    Government   Government   Government     Growth      Growth      Growth
                                                       Fund         Fund         Fund         Fund        Fund        Fund
                                                   ------------  -----------  -----------  ----------  ----------  ----------
                                                       1995         1994         1993         1995        1994        1993
                                                   ------------  -----------  -----------  ----------  ----------  ----------
Investment income:
  Dividends reinvested in fund shares              $     1,373          184          192       4,502         347           -
                                                   ------------  -----------  -----------  ----------  ----------  ----------

Expenses:
  Mortality and expense risk charges                       139           27           34       1,485         689         315
  Administrative charges                                    35            7            9         371         172          79
                                                   ------------  -----------  -----------  ----------  ----------  ----------

     Total expenses                                        174           34           43       1,856         861         394
                                                   ------------  -----------  -----------  ----------  ----------  ----------

     Investment income (loss), net                       1,199          150          149       2,646        (514)       (394)

Realized gains (losses) and unrealized
 appreciation (depreciation) on investments
  Realized capital gain
   distributions on mutual funds                             -            -            -       1,872         672           -
                                                   ------------  -----------  -----------  ----------  ----------  ----------

  Realized gains (losses)
   on sales of investments:
   Proceeds from sales                                  11,606        8,733           82      60,917     116,746         743
   Cost of investments sold                            (11,571)      (8,814)         (80)    (59,672)   (108,205)       (666)
                                                   ------------  -----------  -----------  ----------  ----------  ----------

     Total realized gains (losses) on
      sales of investments, net                             35          (81)           2       1,245       8,541          77
                                                   ------------  -----------  -----------  ----------  ----------  ----------

     Realized gains (losses) on investments, net            35          (81)           2       3,117       9,213          77

  Net change in unrealized appreciation
   (depreciation) on investments                           240          (98)         (25)     13,125     (24,505)     28,189
                                                   ------------  -----------  -----------  ----------  ----------  ----------

     Total realized gains (losses)
      and unrealized appreciation
      (depreciation) on investments, net                   275         (179)         (23)     16,242     (15,292)     28,266
                                                   ------------  -----------  -----------  ----------  ----------  ----------

Net increase (decrease) in
 net assets from operations                        $     1,474          (29)         126      18,888     (15,806)     27,872
                                                   ============  ===========  ===========  ==========  ==========  ==========


See accompanying notes to financial statements.


                                               ALLIANZ LIFE VARIABLE ACCOUNT A
                                                              of
                                       ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

                                             Statements of Operations (Continued)

                                     For the years ended December 31, 1995, 1994 and 1993

                                             Rising       Rising      Rising      Templeton       Templeton       Templeton
                                            Dividends   Dividends   Dividends   International   International   International
                                              Fund         Fund        Fund      Equity Fund     Equity Fund     Equity Fund
                                           -----------  ----------  ----------  --------------  --------------  --------------
                                              1995         1994        1993          1995            1994            1993
                                           -----------  ----------  ----------  --------------  --------------  --------------
Investment income:
  Dividends reinvested in fund shares      $    1,695         601          99           6,289              71               -
                                           -----------  ----------  ----------  --------------  --------------  --------------

Expenses:
  Mortality and expense risk charges              587         227         208           2,178             323              93
  Administrative charges                          147          57          52             545              81              23
                                           -----------  ----------  ----------  --------------  --------------  --------------

     Total expenses                               734         284         260           2,723             404             116
                                           -----------  ----------  ----------  --------------  --------------  --------------

     Investment income (loss), net                961         317        (161)          3,566            (333)           (116)

Realized gains (losses) and
 unrealized appreciation
 (depreciation) on investments:
  Realized capital gain
   distributions on mutual funds                    -           -           -           7,792              95               -
                                           -----------  ----------  ----------  --------------  --------------  --------------

  Realized gains (losses)
   on sales of investments:
   Proceeds from sales                          6,910         752         394          37,517             895          88,730
   Cost of investments sold                    (6,447)       (796)       (402)        (36,911)           (878)        (84,735)
                                           -----------  ----------  ----------  --------------  --------------  --------------

     Total realized gains (losses) on
      sales of investments, net                   463         (44)         (8)            606              17           3,995
                                           -----------  ----------  ----------  --------------  --------------  --------------

     Realized gains (losses)
      on investments, net                         463         (44)         (8)          8,398             112           3,995

  Net change in unrealized appreciation
   (depreciation) on investments               19,701      (2,053)     (1,565)         19,054          (3,562)          1,391
                                           -----------  ----------  ----------  --------------  --------------  --------------

     Total realized gains (losses)
      and unrealized appreciation
      (depreciation) on investments, net       20,164      (2,097)     (1,573)         27,452          (3,450)          5,386
                                           -----------  ----------  ----------  --------------  --------------  --------------

Net increase (decrease) in
 net assets from operations                $   21,125      (1,780)     (1,734)         31,018          (3,783)          5,270
                                           ===========  ==========  ==========  ==============  ==============  ==============

See accompanying notes to financial statements.


                                              ALLIANZ LIFE VARIABLE ACCOUNT A
                                                            of
                                      ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

                                           Statements of Operations (Continued)

                                   For the years ended December 31, 1995, 1994 and 1993

                                                    Templeton     Templeton   Templeton
                                                    Developing   Developing   Developing  Templeton   Templeton   Templeton
                                                     Markets       Markets     Markets      Global      Global     Global
                                                      Equity       Equity       Equity      Growth      Growth     Growth
                                                       Fund         Fund         Fund        Fund        Fund       Fund
                                                   ------------  -----------  ----------  ----------  ----------  ---------
                                                       1995         1994         1993        1995        1994       1993
                                                   ------------  -----------  ----------  ----------  ----------  ---------
Investment income:
  Dividends reinvested in fund shares              $       562            -            -      1,137           -           -
                                                   ------------  -----------  ----------  ----------  ----------  ---------

Expenses:
  Mortality and expense risk charges                     3,898        3,197            -      1,255          65           -
  Administrative charges                                   975          799            -        314          16           -
                                                   ------------  -----------  ----------  ----------  ----------  ---------

     Total expenses                                      4,873        3,996            -      1,569          81           -
                                                   ------------  -----------  ----------  ----------  ----------  ---------

     Investment income (loss), net                      (4,311)      (3,996)           -       (432)        (81)          -

Realized gains (losses) and unrealized
 appreciation (depreciation) on investments:
  Realized capital gain
   distributions on mutual funds                           132            -            -          -           -           -
                                                   ------------  -----------  ----------  ----------  ----------  ---------

  Realized gains (losses)
   on sales of investments:
   Proceeds from sales                                  37,410        2,518            -     28,814       3,901           -
   Cost of investments sold                            (37,995)      (2,585)           -    (28,227)     (3,952)          -
                                                   ------------  -----------  ----------  ----------  ----------  ---------

     Total realized gains (losses) on
      sales of investments, net                           (585)         (67)           -        587         (51)          -
                                                   ------------  -----------  ----------  ----------  ----------  ---------

     Realized gains (losses) on investments, net          (453)         (67)           -        587         (51)          -

  Net change in unrealized appreciation
   (depreciation) on investments                         4,422       (2,951)           -     23,468        (144)          -
                                                   ------------  -----------  ----------  ----------  ----------  ---------

     Total realized gains (losses)
      and unrealized appreciation
      (depreciation) on investments, net                 3,969       (3,018)           -     24,055        (195)          -
                                                   ------------  -----------  ----------  ----------  ----------  ---------

Net increase (decrease) in
 net assets from operations                        $      (342)      (7,014)           -     23,623        (276)          -
                                                   ============  ===========  ==========  ==========  ==========  =========

See accompanying notes to financial statements.


                                             ALLIANZ LIFE VARIABLE ACCOUNT A
                                                           of
                                     ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

                                          Statements of Operations (Continued)

                                  For the years ended December 31, 1995, 1994 and 1993

                                                Templeton    Templeton   Templeton
                                                  Global       Global      Global
                                                  Asset        Asset       Asset        Total        Total       Total
                                                Allocation   Allocation  Allocation      All          All         All
                                                   Fund         Fund        Fund        Funds        Funds       Funds
                                               ------------  ----------  ----------  -----------  -----------  ----------
                                                   1995         1994        1993        1995         1994         1993
                                               ------------  ----------  ----------  -----------  -----------  ----------
Investment income:
  Dividends reinvested in fund shares          $         4            -           -     331,100      191,406     153,391
                                               ------------  ----------  ----------  -----------  -----------  ----------

Expenses:
  Mortality and expense risk charges                    25            -           -      52,287       36,290      34,275
  Administrative charges                                 6            -           -      13,073        9,072       8,572
                                               ------------  ----------  ----------  -----------  -----------  ----------

     Total expenses                                     31            -           -      65,360       45,362      42,847
                                               ------------  ----------  ----------  -----------  -----------  ----------

     Investment income (loss), net                     (27)           -           -     265,740      146,044     110,544

Realized gains (losses) and unrealized
 appreciation (depreciation) on investments:
  Realized capital gain
   distributions on mutual funds                         -            -           -      36,296       36,427       8,561
                                               ------------  ----------  ----------  -----------  -----------  ----------
  Realized gains (losses)
   on sales of investments:
   Proceeds from sales                                 168            -           -   2,024,083    1,351,596   1,068,583
   Cost of investments sold                           (151)           -           -  (1,901,519)  (1,212,303)   (912,835)
                                               ------------  ----------  ----------  -----------  -----------  ----------

     Total realized gains (losses) on
      sales of investments, net                         17            -           -     122,564      139,293     155,748
                                               ------------  ----------  ----------  -----------  -----------  ----------

     Realized gains (losses)
      on investments, net                               17            -           -     158,860      175,720     164,309

  Net change in unrealized appreciation
   (depreciation) on investments                       (15)           -           -     871,051     (677,502)    378,979
                                               ------------  ----------  ----------  -----------  -----------  ----------

     Total realized gains (losses)
      and unrealized appreciation
      (depreciation) on investments, net                 2            -           -   1,029,911     (501,782)    543,288
                                               ------------  ----------  ----------  -----------  -----------  ----------

Net increase (decrease) in
 net assets from operations                    $       (25)           -           -   1,295,651     (355,738)    653,832
                                               ============  ==========  ==========  ===========  ===========  ==========

See accompanying notes to financial statements.


                                         ALLIANZ LIFE VARIABLE ACCOUNT A
                                                       of
                                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

                                       Statements of Changes in Net Assets

                              For the years ended December 31, 1995, 1994 and 1993

                                                                                    Growth     Growth    Growth
                                                   Money       Money     Money       and        and        and
                                                  Market      Market     Market     Income     Income    Income
                                                   Fund        Fund       Fund       Fund       Fund      Fund
                                                -----------  ---------  --------  ----------  --------  ---------
                                                   1995        1994       1993       1995       1994      1993
                                                -----------  ---------  --------  ----------  --------  ---------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net                 $   27,041     11,105     6,604       2,877      (357)       851
  Realized gains (losses) on investments, net            -          -         -      42,515    28,987     39,654
  Net change in unrealized appreciation
   (depreciation) on investments                         -          -         -     184,273   (45,642)    19,332
                                                -----------  ---------  --------  ----------  --------  ---------

     Net increase (decrease) in net assets
      from operations                               27,041     11,105     6,604     229,665   (17,012)    59,837
                                                -----------  ---------  --------  ----------  --------  ---------
 Contract transactions (note 5):
  Purchase payments                              1,140,571    835,456         -     233,408    15,811          -
  Transfers between funds                         (843,539)  (442,767)   16,604     111,030    97,056    (88,021)
  Surrenders and terminations                      (48,126)  (101,035)  (66,017)    (54,886)  (49,775)   (67,969)
  Other transactions (note 2)                     (124,660)   (81,114)   (6,376)    (92,033)  (49,647)       400
                                                -----------  ---------  --------  ----------  --------  ---------

     Net increase (decrease) in net assets
      resulting from contract transactions         124,246    210,540   (55,789)    197,519    13,445   (155,590)
                                                -----------  ---------  --------  ----------  --------  ---------

Increase (decrease) in net assets                  151,287    221,645   (49,185)    427,184    (3,567)   (95,753)
                                                -----------  ---------  --------  ----------  --------  ---------

Net assets at beginning of year                    530,565    308,920   358,105     625,982   629,549    725,302
                                                -----------  ---------  --------  ----------  --------  ---------

Net assets at end of year                       $  681,852    530,565   308,920   1,053,166   625,982    629,549
                                                ===========  =========  ========  ==========  ========  =========


See accompanying notes to financial statements.


                                          ALLIANZ LIFE VARIABLE ACCOUNT A
                                                         of
                                  ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

                                  Statements of Changes in Net Assets (Continued)

                                For the years ended December 31, 1995, 1994 and 1993

                                                 Precious   Precious   Precious      High        High        High
                                                  Metals     Metals     Metals      Income      Income      Income
                                                   Fund       Fund       Fund        Fund        Fund        Fund
                                                ----------  ---------  ---------  ----------  ----------  ----------
                                                   1995       1994       1993        1995        1994        1993
                                                ----------  ---------  ---------  ----------  ----------  ----------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net                 $     489       (249)      (220)     68,408      36,262      29,823
  Realized gains (losses) on investments, net      17,696      1,595     11,886       7,610      11,417       4,429
  Net change in unrealized appreciation
   (depreciation) on investments                  (10,144)    (2,094)    49,249     122,964     (81,774)    110,533
                                                ----------  ---------  ---------  ----------  ----------  ----------

     Net increase (decrease) in net assets
      from operations                               8,041       (748)    60,915     198,982     (34,095)    144,785
                                                ----------  ---------  ---------  ----------  ----------  ----------
 Contract transactions (note 5):
  Purchase payments                                24,963        988          -      44,935       4,791           -
  Transfers between funds                          23,956     89,216   (102,112)     37,055     (10,182)     (1,243)
  Surrenders and terminations                     (81,139)    (8,168)         -     (14,331)    (14,141)          -
  Other transactions (note 2)                     (12,332)    (2,128)      (140)    (30,818)     (7,272)    (11,334)
                                                ----------  ---------  ---------  ----------  ----------  ----------

     Net increase (decrease) in net assets
      resulting from contract transactions        (44,552)    79,908   (102,252)     36,841     (26,804)    (12,577)
                                                ----------  ---------  ---------  ----------  ----------  ----------

Increase (decrease) in net assets                 (36,511)    79,160    (41,337)    235,823     (60,899)    132,208
                                                ----------  ---------  ---------  ----------  ----------  ----------

Net assets at beginning of year                   201,295    122,135    163,472   1,046,519   1,107,418     975,210
                                                ----------  ---------  ---------  ----------  ----------  ----------

Net assets at end of year                       $ 164,784    201,295    122,135   1,282,342   1,046,519   1,107,418
                                                ==========  =========  =========  ==========  ==========  ==========


See accompanying notes to financial statements.


                                               ALLIANZ LIFE VARIABLE ACCOUNT A
                                                             of
                                       ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

                                       Statements of Changes in Net Assets (Continued)

                                    For the years ended December 31, 1995, 1994 and 1993

                                                    Real         Real         Real         U.S.         U.S.         U.S.
                                                   Estate       Estate       Estate     Government   Government   Government
                                                 Securities   Securities   Securities   Securities   Securities   Securities
                                                    Fund         Fund         Fund         Fund         Fund         Fund
                                                ------------  -----------  -----------  -----------  -----------  -----------
                                                    1995         1994         1993         1995         1994         1993
                                                ------------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net                 $     2,834         (227)         122       36,795       24,946       19,549
  Realized gains (losses) on investments, net         3,559        1,805        2,855        7,473       33,884       10,280
  Net change in unrealized appreciation
   (depreciation) on investments                     14,488          759        5,891       56,173      (91,983)      27,413
                                                ------------  -----------  -----------  -----------  -----------  -----------

     Net increase (decrease) in net assets
      from operations                                20,881        2,337        8,868      100,441      (33,153)      57,242
                                                ------------  -----------  -----------  -----------  -----------  -----------
 Contract transactions (note 5):
  Purchase payments                                  53,203        7,592            -       25,128        1,041            -
  Transfers between funds                            38,779       14,088       (4,205)      24,109     (111,346)      (8,013)
  Surrenders and terminations                        (8,139)           -            -      (18,462)           -            -
  Other transactions (note 2)                       (23,508)      (3,026)       1,380      (18,318)      (8,820)      (9,256)
                                                ------------  -----------  -----------  -----------  -----------  -----------

     Net increase (decrease) in net assets
      resulting from contract transactions           60,335       18,654       (2,825)      12,457     (119,125)     (17,269)
                                                ------------  -----------  -----------  -----------  -----------  -----------

Increase (decrease) in net assets                    81,216       20,991        6,043      112,898     (152,278)      39,973
                                                ------------  -----------  -----------  -----------  -----------  -----------

Net assets at beginning of year                      78,309       57,318       51,275      534,051      686,329      646,356
                                                ------------  -----------  -----------  -----------  -----------  -----------

Net assets at end of year                       $   159,525       78,309       57,318      646,949      534,051      686,329
                                                ============  ===========  ===========  ===========  ===========  ===========


See accompanying notes to financial statements.


                                         ALLIANZ LIFE VARIABLE ACCOUNT A
                                                        of
                                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

                                 Statements of Changes in Net Assets (Continued)

                               For the years ended December 31, 1995, 1994 and 1993

                                                                                       Zero       Zero      Zero
                                                  Utility     Utility     Utility     Coupon     Coupon    Coupon
                                                  Equity       Equity      Equity     Fund -     Fund -    Fund -
                                                   Fund         Fund        Fund       1995       1995      1995
                                                -----------  ----------  ----------  ---------  --------  --------
                                                   1995         1994        1993       1995       1994      1993
                                                -----------  ----------  ----------  ---------  --------  --------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net                 $   59,683      36,532      15,643     18,122    13,370    13,285
  Realized gains (losses) on investments, net       23,410      53,278      64,775     37,705     1,409     4,401
  Net change in unrealized appreciation
   (depreciation) on investments                   259,686    (253,440)     47,455    (37,457)  (14,916)   (1,412)
                                                -----------  ----------  ----------  ---------  --------  --------

     Net increase (decrease) in net assets
      from operations                              342,779    (163,630)    127,873     18,370      (137)   16,274
                                                -----------  ----------  ----------  ---------  --------  --------
 Contract transactions (note 5):
  Purchase payments                                116,016      11,599           -          -         -         -
  Transfers between funds                          124,589     (62,456)    (19,863)  (270,886)        -         -
  Surrenders and terminations                      (35,449)    (23,338)    (91,320)         -         -         -
  Other transactions (note 2)                      (76,186)    (39,723)    (18,834)    (2,815)   (3,292)   (3,050)
                                                -----------  ----------  ----------  ---------  --------  --------

     Net increase (decrease) in net assets
      resulting from contract transactions         128,970    (113,918)   (130,017)  (273,701)   (3,292)   (3,050)
                                                -----------  ----------  ----------  ---------  --------  --------

Increase (decrease) in net assets                  471,749    (277,548)     (2,144)  (255,331)   (3,429)   13,224
                                                -----------  ----------  ----------  ---------  --------  --------

Net assets at beginning of year                  1,074,173   1,351,721   1,353,865    255,331   258,760   245,536
                                                -----------  ----------  ----------  ---------  --------  --------

Net assets at end of year                       $1,545,922   1,074,173   1,351,721          -   255,331   258,760
                                                ===========  ==========  ==========  =========  ========  ========


See accompanying notes to financial statements.


                                      ALLIANZ LIFE VARIABLE ACCOUNT A
                                                     of
                              ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

                              Statements of Changes in Net Assets (Continued)

                            For the years ended December 31, 1995, 1994 and 1993

                                                  Zero       Zero      Zero      Zero      Zero       Zero
                                                 Coupon     Coupon    Coupon    Coupon    Coupon     Coupon
                                                 Fund -     Fund -    Fund -    Fund -    Fund -     Fund -
                                                  2000       2000      2000      2005      2005       2005
                                                ---------  --------  --------  --------  ---------  --------
                                                  1995       1994      1993      1995      1994       1993
                                                ---------  --------  --------  --------  ---------  --------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net                 $ 11,269    12,081    10,108    10,144      9,241     9,557
  Realized gains (losses) on investments, net      1,164     5,815     2,800     1,495     26,636    17,160
  Net change in unrealized appreciation
   (depreciation) on investments                  44,013   (41,764)   30,329    68,320    (72,608)   44,629
                                                ---------  --------  --------  --------  ---------  --------

     Net increase (decrease) in net assets
      from operations                             56,446   (23,868)   43,237    79,959    (36,731)   71,346
                                                ---------  --------  --------  --------  ---------  --------
 Contract transactions (note 5):
  Purchase payments                                    -         -         -         -          -         -
  Transfers between funds                         10,631         -         -         -    (41,224)  (31,627)
  Surrenders and terminations                          -    (7,535)        -         -    (28,826)        -
  Other transactions (note 2)                     (3,895)   (5,488)   (3,880)   (4,312)    (3,853)   (2,637)
                                                ---------  --------  --------  --------  ---------  --------

     Net increase (decrease) in net assets
      resulting from contract transactions         6,736   (13,023)   (3,880)   (4,312)   (73,903)  (34,264)
                                                ---------  --------  --------  --------  ---------  --------

Increase (decrease) in net assets                 63,182   (36,891)   39,357    75,647   (110,634)   37,082
                                                ---------  --------  --------  --------  ---------  --------

Net assets at beginning of year                  286,240   323,131   283,774   261,513    372,147   335,065
                                                ---------  --------  --------  --------  ---------  --------

Net assets at end of year                       $349,422   286,240   323,131   337,160    261,513   372,147
                                                =========  ========  ========  ========  =========  ========


See accompanying notes to financial statements.


                                     ALLIANZ LIFE VARIABLE ACCOUNT A
                                                    of
                             ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

                             Statements of Changes in Net Assets (Continued)

                           For the years ended December 31, 1995, 1994 and 1993

                                                  Zero       Zero       Zero
                                                 Coupon     Coupon     Coupon    Global   Global   Global
                                                 Fund -     Fund -     Fund -    Income   Income   Income
                                                  2010       2010       2010      Fund     Fund     Fund
                                                ---------  ---------  --------  --------  -------  -------
                                                  1995       1994       1993      1995     1994     1993
                                                ---------  ---------  --------  --------  -------  -------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net                 $  1,964      6,159     4,467     2,283      333      609
  Realized gains (losses) on investments, net        258      1,490     1,003       392      336      279
  Net change in unrealized appreciation
   (depreciation) on investments                  32,162    (29,320)   10,850     6,634   (2,030)   2,156
                                                ---------  ---------  --------  --------  -------  -------

     Net increase (decrease) in net assets
      from operations                             34,384    (21,671)   16,320     9,309   (1,361)   3,044
                                                ---------  ---------  --------  --------  -------  -------
 Contract transactions (note 5):
  Purchase payments                                    -          -         -    42,908    1,813        -
  Transfers between funds                              -    (74,884)   90,077    18,457   21,778        -
  Surrenders and terminations                          -          -         -    (6,040)       -        -
  Other transactions (note 2)                     (1,826)    (3,577)   (1,956)  (18,424)  (1,388)    (348)
                                                ---------  ---------  --------  --------  -------  -------

     Net increase (decrease) in net assets
      resulting from contract transactions        (1,826)   (78,461)   88,121    36,901   22,203     (348)
                                                ---------  ---------  --------  --------  -------  -------

Increase (decrease) in net assets                 32,558   (100,132)  104,441    46,210   20,842    2,696
                                                ---------  ---------  --------  --------  -------  -------

Net assets at beginning of year                   83,178    183,310    78,869    42,818   21,976   19,280
                                                ---------  ---------  --------  --------  -------  -------

Net assets at end of year                       $115,736     83,178   183,310    89,028   42,818   21,976
                                                =========  =========  ========  ========  =======  =======


See accompanying notes to financial statements.


                                            ALLIANZ LIFE VARIABLE ACCOUNT A
                                                           of
                                    ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

                                    Statements of Changes in Net Assets (Continued)

                                  For the years ended December 31, 1995, 1994 and 1993

                                       Investment     Investment     Investment
                                         Grade           Grade          Grade        Income       Income       Income
                                      Intermediate   Intermediate   Intermediate   Securities   Securities   Securities
                                       Bond Fund       Bond Fund      Bond Fund       Fund         Fund         Fund
                                     --------------  -------------  -------------  -----------  -----------  -----------
                                          1995           1994           1993          1995         1994         1993
                                     --------------  -------------  -------------  -----------  -----------  -----------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net      $       3,288             42            131       16,941        1,263          537
  Realized gains (losses)
   on investments, net                       1,106             48             40        2,313          (62)         681
  Net change in unrealized
   appreciation (depreciation)
   on investments                            2,630            150            419       47,314       (9,527)       4,145
                                     --------------  -------------  -------------  -----------  -----------  -----------

     Net increase (decrease) in
       net assets from operations            7,024            240            590       66,568       (8,326)       5,363
                                     --------------  -------------  -------------  -----------  -----------  -----------
 Contract transactions (note 5):
  Purchase payments                         14,163          1,391              -      223,737       22,483            -
  Transfers between funds                    8,123         75,010              -      186,849      153,200        7,985
  Surrenders and terminations              (40,771)             -              -      (14,487)           -            -
  Other transactions (note 2)               (7,440)          (908)           (84)    (109,005)     (33,608)        (341)
                                     --------------  -------------  -------------  -----------  -----------  -----------

     Net increase (decrease) in
      net assets resulting from
      contract transactions                (25,925)        75,493            (84)     287,094      142,075        7,644
                                     --------------  -------------  -------------  -----------  -----------  -----------

Increase (decrease) in net assets          (18,901)        75,733            506      353,662      133,749       13,007
                                     --------------  -------------  -------------  -----------  -----------  -----------

Net assets at beginning of year             83,891          8,158          7,652      170,404       36,655       23,648
                                     --------------  -------------  -------------  -----------  -----------  -----------

Net assets at end of year            $      64,990         83,891          8,158      524,066      170,404       36,655
                                     ==============  =============  =============  ===========  ===========  ===========


See accompanying notes to financial statements.


                                             ALLIANZ LIFE VARIABLE ACCOUNT A
                                                            of
                                     ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

                                     Statements of Changes in Net Assets (Continued)

                                   For the years ended December 31, 1995, 1994 and 1993

                                                 Adjustable   Adjustable   Adjustable   Templeton   Templeton   Templeton
                                                    U.S.         U.S.         U.S.       Pacific     Pacific     Pacific
                                                 Government   Government   Government     Growth      Growth      Growth
                                                    Fund         Fund         Fund         Fund        Fund        Fund
                                                ------------  -----------  -----------  ----------  ----------  ----------
                                                    1995         1994         1993         1995        1994        1993
                                                ------------  -----------  -----------  ----------  ----------  ----------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net                 $     1,199          150          149       2,646        (514)       (394)
  Realized gains (losses) on investments, net            35          (81)           2       3,117       9,213          77
  Net change in unrealized appreciation
   (depreciation) on investments                        240          (98)         (25)     13,125     (24,505)     28,189
                                                ------------  -----------  -----------  ----------  ----------  ----------

     Net increase (decrease) in net assets
      from operations                                 1,474          (29)         126      18,888     (15,806)     27,872
                                                ------------  -----------  -----------  ----------  ----------  ----------
 Contract transactions (note 5):
  Purchase payments                                  12,633        5,636            -     141,914      13,634           -
  Transfers between funds                            11,222       (2,444)           -      74,887      91,481     109,893
  Surrenders and terminations                             -            -            -     (10,270)          -           -
  Other transactions (note 2)                        (7,891)        (358)         (81)    (92,189)    (67,497)       (543)
                                                ------------  -----------  -----------  ----------  ----------  ----------

     Net increase (decrease) in net assets
      resulting from contract transactions           15,964        2,834          (81)    114,342      37,618     109,350
                                                ------------  -----------  -----------  ----------  ----------  ----------

Increase (decrease) in net assets                    17,438        2,805           45     133,230      21,812     137,222
                                                ------------  -----------  -----------  ----------  ----------  ----------

Net assets at beginning of year                       7,427        4,622        4,577     164,784     142,972       5,750
                                                ------------  -----------  -----------  ----------  ----------  ----------

Net assets at end of year                       $    24,865        7,427        4,622     298,014     164,784     142,972
                                                ============  ===========  ===========  ==========  ==========  ==========


See accompanying notes to financial statements.


                                            ALLIANZ LIFE VARIABLE ACCOUNT A
                                                           of
                                    ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

                                    Statements of Changes in Net Assets (Continued)

                                  For the years ended December 31, 1995, 1994 and 1993

                                                                            Templeton       Templeton       Templeton
                                       Rising       Rising      Rising    International   International   International
                                      Dividends   Dividends   Dividends       Equity          Equity          Equity
                                        Fund         Fund        Fund          Fund            Fund            Fund
                                     -----------  ----------  ----------  --------------  --------------  --------------
                                        1995         1994        1993          1995            1994            1993
                                     -----------  ----------  ----------  --------------  --------------  --------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net      $      961         317        (161)          3,566            (333)           (116)
  Realized gains (losses)
   on investments, net                      463         (44)         (8)          8,398             112           3,995
  Net change in unrealized
   appreciation (depreciation)
   on investments                        19,701      (2,053)     (1,565)         19,054          (3,562)          1,391
                                     -----------  ----------  ----------  --------------  --------------  --------------

     Net increase (decrease) in
      net assets from operations         21,125      (1,780)     (1,734)         31,018          (3,783)          5,270
                                     -----------  ----------  ----------  --------------  --------------  --------------
 Contract transactions (note 5):
  Purchase payments                      52,764       4,169           -         297,409          32,269               -
  Transfers between funds                38,476       5,960      18,787         206,753         104,241          11,738
  Surrenders and terminations              (264)          -           -          (9,230)              -               -
  Other transactions (note 2)           (19,499)     (1,199)       (393)       (111,967)         (8,365)            (77)
                                     -----------  ----------  ----------  --------------  --------------  --------------

     Net increase (decrease) in
      net assets resulting from
      contract transactions              71,477       8,930      18,394         382,965         128,145          11,661
                                     -----------  ----------  ----------  --------------  --------------  --------------

Increase (decrease) in net assets        92,602       7,150      16,660         413,983         124,362          16,931
                                     -----------  ----------  ----------  --------------  --------------  --------------

Net assets at beginning of year          44,527      37,377      20,717         141,293          16,931               -
                                     -----------  ----------  ----------  --------------  --------------  --------------

Net assets at end of year            $  137,129      44,527      37,377         555,276         141,293          16,931
                                     ===========  ==========  ==========  ==============  ==============  ==============


See accompanying notes to financial statements.


                                            ALLIANZ LIFE VARIABLE ACCOUNT A
                                                           of
                                    ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

                                    Statements of Changes in Net Assets (Continued)

                                  For the years ended December 31, 1995, 1994 and 1993

                                                 Templeton     Templeton   Templeton
                                                 Developing   Developing   Developing  Templeton   Templeton   Templeton
                                                  Markets       Markets     Markets      Global      Global     Global
                                                   Equity       Equity       Equity      Growth      Growth     Growth
                                                    Fund         Fund         Fund        Fund        Fund       Fund
                                                ------------  -----------  ----------  ----------  ----------  ---------
                                                    1995         1994         1993        1995        1994       1993
                                                ------------  -----------  ----------  ----------  ----------  ---------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net                     ($4,311)      (3,996)           -       (432)        (81)          -
  Realized gains (losses) on investments, net          (453)         (67)           -        587         (51)          -
  Net change in unrealized appreciation
   (depreciation) on investments                      4,422       (2,951)           -     23,468        (144)          -
                                                ------------  -----------  ----------  ----------  ----------  ---------

     Net increase (decrease) in net assets
      from operations                                  (342)      (7,014)           -     23,623        (276)          -
                                                ------------  -----------  ----------  ----------  ----------  ---------
 Contract transactions (note 5):
  Purchase payments                                 169,165       19,997            -    237,156      27,117           -
  Transfers between funds                            63,297       44,206            -    114,188      45,458           -
  Surrenders and terminations                       (18,763)           -            -     (6,710)          -           -
  Other transactions (note 2)                       (61,489)      (1,238)           -    (86,658)     (5,539)          -
                                                ------------  -----------  ----------  ----------  ----------  ---------

     Net increase (decrease) in net assets
      resulting from contract transactions          152,210       62,965            -    257,976      67,036           -
                                                ------------  -----------  ----------  ----------  ----------  ---------

Increase (decrease) in net assets                   151,868       55,951            -    281,599      66,760           -
                                                ------------  -----------  ----------  ----------  ----------  ---------

Net assets at beginning of year                      55,951            -            -     66,760           -           -
                                                ------------  -----------  ----------  ----------  ----------  ---------

Net assets at end of year                       $   207,819       55,951            -    348,359      66,760           -
                                                ============  ===========  ==========  ==========  ==========  =========


See accompanying notes to financial statements.


                                            ALLIANZ LIFE VARIABLE ACCOUNT A
                                                           of
                                    ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

                                    Statements of Changes in Net Assets (Continued)

                                  For the years ended December 31, 1995, 1994 and 1993

                                                 Templeton    Templeton   Templeton
                                                   Global       Global      Global
                                                   Asset        Asset       Asset       Total       Total       Total
                                                 Allocation   Allocation  Allocation     All         All         All
                                                    Fund         Fund        Fund       Funds       Funds       Funds
                                                ------------  ----------  ----------  ----------  ----------  ----------
                                                    1995         1994        1993        1995        1994        1993
                                                ------------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net                        ($27)           -           -    265,740     146,044     110,544
  Realized gains (losses) on investments, net            17            -           -    158,860     175,720     164,309
  Net change in unrealized appreciation
   (depreciation) on investments                        (15)           -           -    871,051    (677,502)    378,979
                                                ------------  ----------  ----------  ----------  ----------  ----------

     Net increase (decrease) in net assets
      from operations                                   (25)           -           -  1,295,651    (355,738)    653,832
                                                ------------  ----------  ----------  ----------  ----------  ----------
 Contract transactions (note 5):
  Purchase payments                                       -            -           -  2,830,073   1,005,787           -
  Transfers between funds                               311            -           -    (21,713)     (3,609)          -
  Surrenders and terminations                             -            -           -   (367,067)   (232,818)   (225,306)
  Other transactions (note 2)                           (66)           -           -   (905,331)   (328,040)    (57,550)
                                                ------------  ----------  ----------  ----------  ----------  ----------

     Net increase (decrease) in net assets
      resulting from contract transactions              245            -           -  1,535,962     441,320    (282,856)
                                                ------------  ----------  ----------  ----------  ----------  ----------

Increase (decrease) in net assets                       220            -           -  2,831,613      85,582     370,976
                                                ------------  ----------  ----------  ----------  ----------  ----------

Net assets at beginning of year                           -            -           -  5,755,011   5,669,429   5,298,453
                                                ------------  ----------  ----------  ----------  ----------  ----------

Net assets at end of year                       $       220            -           -  8,586,624   5,755,011   5,669,429
                                                ============  ==========  ==========  ==========  ==========  ==========


See accompanying notes to financial statements.

                       ALLIANZ LIFE VARIABLE ACCOUNT A

                                      of

               ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

                        Notes to Financial Statements

                              December 31, 1995

1.  ORGANIZATION

Allianz Life Variable Account A (Variable Account) is a segregated investment account of Allianz Life Insurance Company of North America (Allianz Life) registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940 (as amended). The Variable Account was established on May 31, 1985 and commenced operations September 8, 1987. Accordingly, it is an accounting entity wherein all segregated account transactions are reflected.

The Variable Account's assets are the property of Allianz Life and are held for the benefit of the owners and other persons entitled to payments under variable life policies issued through the Variable Account and underwritten by Allianz Life. The assets of the Variable Account, equal to the reserves and other liabilities of the Variable Account, are not chargeable with liabilities that arise from any other business which Allianz Life may conduct.

The Variable Account's sub-accounts may invest, at net asset values, in one or more of the funds of the Franklin Valuemark Funds (FVF), managed by Franklin Advisers, Inc., in accordance with the selection made by the policy owner. Not all funds are available as investment options for the products which comprise the Variable Account.

Certain officers and trustees of the FVF are also officers and/or directors of Franklin Advisers, Inc. and/or Allianz Life.

2.  SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENTS

Investments of the Variable Account are valued daily at market value using net asset values provided by Franklin Advisers, Inc.

Realized investment gains include realized gain distributions received from the respective funds and gains on the sale of fund shares as determined by the average cost method.

Realized gain distributions are reinvested in the respective funds. Dividend distributions received from the FVF are reinvested in additional shares of the FVF and are recorded as income to the Variable Account on the ex-dividend date.

A Fixed Account investment option is available to variable universal life policy owners. This account is comprised of equity and fixed income investments which are part of the general assets of Allianz Life. The liabilities of the Fixed Account are part of the general obligations of Allianz Life and are not included in the Variable Account. The guaranteed minimum rate of return on the Fixed Account is 3.5%.


The Templeton Developing Markets Equity Fund, Templeton Global Growth Fund and Fixed Account were added as available investment options on July 1, 1994. The Templeton Global Asset Allocation Fund and Small Cap Fund were added as available investment options on May 1, 1995 and November 1, 1995, respectively. The Small Cap Fund had no investment activity during 1995. The Zero Coupon - 1995 Fund matured and was closed on December 15, 1995.

In  April  1995,  the Equity Growth Fund name was changed to Growth and Income
Fund.

EXPENSES

ASSET BASED EXPENSES

A mortality and expense risk charge is deducted from the Variable Account on a daily basis equal, on an annual basis, to .60% of the daily net assets of the Variable Account.

An administrative charge is deducted from the Variable Account on a daily basis equal, on an annual basis, to .15% of the daily net assets of the Variable Account.

CONTRACT BASED EXPENSES

A cost of insurance charge is deducted against each policy by liquidating units. The amount of the charge is based upon age, sex, rate class and net amount at risk (death benefit less total cash surrender value). Total cost of insurance charges paid by the policy owners for the years ended December 31, 1995, 1994 and 1993 were $581,193, $123,231 and $46,026, respectively.

A deferred issue charge is deducted annually, at the end of the policy year, from each single premium variable life policy for the first ten policy years by liquidating units. The amount of the charge is 7% of the single premium consisting of 2.5% for premium taxes, 4% for sales charge and .5% for policy issue charge (in the State of California, 2.35%, 4.15% and .5%, respectively). If the policy is surrendered before the full amount is collected, the uncollected portion of this charge is deducted from the account value. Total deferred issue charges paid by the policy owners for the years ended December 31, 1995, 1994 and 1993 were $28,613, $32,516 and $34,016, respectively.

A policy charge is deducted on each monthly anniversary date from each variable universal life policy by liquidating units. The amount of the charge is equal to 2.5% of each premium payment for premium taxes plus $20 per month for the first policy year and $9 per month guaranteed thereafter. Currently, Allianz Life has agreed to voluntarily limit the charge to $5 per month after the first policy year. Total policy charges paid by the policy owners for the years ended December 31, 1995 and 1994 were $292,695 and $64,030, respectively. There were no variable universal life policies issued during the year ended December 31, 1993.

Twelve free transfers are permitted each contract year. Thereafter, the fee is the lesser of $25 or 2% of the amount transferred. No transfer charges were paid by the policy owners during the years ended December 31, 1995, 1994 and 1993, respectively. Transfers to the Fixed Account during the years ended December 31, 1995 and 1994 were $21,713 and $3,609, respectively.

The cost of insurance, deferred issue, policy and transfer charges paid are reflected in the Statements of Changes in Net Assets as other transactions.


3.  INVESTMENT TRANSACTIONS

The sub-account purchases of fund shares, including reinvestment of dividend distributions, were as follows during the year ended December 31, 1995:



Money Market Fund                         $1,122,415
Growth and Income Fund                       326,793
Precious Metals Fund                         123,585
High Income Fund                             162,053
Real Estate Securities Fund                   86,588
U.S. Government Securities Fund               88,014
Utility Equity Fund                          312,133
Zero Coupon Fund - 1995                       17,464
Zero Coupon Fund - 2000                       24,625
Zero Coupon Fund - 2005                       12,928
Zero Coupon Fund - 2010                        3,109
Global Income Fund                            55,385
Investment Grade Intermediate Bond Fund       22,252
Income Securities Fund                       363,976
Adjustable U.S. Government Fund               28,937
Templeton Pacific Growth Fund                180,053
Rising Dividends Fund                         80,078
Templeton International Equity Fund          434,389
Templeton Developing Markets Equity Fund     180,752
Templeton Global Growth Fund                 285,990
Templeton Global Asset Allocation Fund           387


4.  FEDERAL INCOME TAXES

Operations of the Variable Account form a part of, and are taxed with, operations of Allianz Life, which is taxed as a life insurance company under the Internal Revenue Code.

Allianz Life does not expect to incur any federal income taxes in the operation of the Variable Account. If in the future Allianz Life determines that the Variable Account may incur federal income taxes, it may then assess a charge against the Variable Account for such taxes.

5.  CONTRACT TRANSACTIONS - UNIT ACTIVITY

Transactions in units for each fund for the years ended December 31, 1995, 1994 and 1993, were as follows:

                                                           Growth                              Real         U.S.
                                                Money       and      Precious      High       Estate     Government
                                               Market      Income     Metals      Income    Securities   Securities
                                                Fund        Fund       Fund        Fund        Fund         Fund
                                              ---------  ----------  ---------  ----------  -----------  -----------
Units outstanding at December 31, 1992          26,464      36,756     16,401      65,825        3,450       39,596
Contract transactions:
 Transfers between funds                         1,266      (4,296)    (8,477)        (59)        (272)        (451)
 Surrenders and terminations                    (4,833)     (3,404)         -           -            -            -
 Other transactions                               (467)         84          9        (701)          87         (533)
                                              ---------  ----------  ---------  ----------  -----------  -----------
     Net increase (decrease) in units
      resulting from contract transactions      (4,034)     (7,616)    (8,468)       (760)        (185)        (984)
                                              ---------  ----------  ---------  ----------  -----------  -----------

Units outstanding at December 31, 1993          22,430      29,140      7,933      65,065        3,265       38,612
                                              =========  ==========  =========  ==========  ===========  ===========

Accumulation unit value
 per unit at December 31, 1993                $ 13.773      21.604     15.396      17.020       17.556       17.775
                                              =========  ==========  =========  ==========  ===========  ===========

Contract transactions:
 Purchase payments                              59,285         751         67         265          419           62
 Transfers between funds                       (31,325)      4,606      6,162        (637)         861       (6,440)
 Surrenders and terminations                    (7,250)     (2,364)      (578)       (869)           -            -
 Other transactions                             (5,759)     (2,338)      (143)       (444)        (177)        (520)
                                              ---------  ----------  ---------  ----------  -----------  -----------
     Net increase (decrease) in units
      resulting from contract transactions      14,951         655      5,508      (1,685)       1,103       (6,898)
                                              ---------  ----------  ---------  ----------  -----------  -----------

Units outstanding at December 31, 1994          37,381      29,795     13,441      63,380        4,368       31,714
                                              =========  ==========  =========  ==========  ===========  ===========

Accumulation unit value
 per unit at December 31, 1994                $ 14.194      21.010     14.977      16.512       17.928       16.840
                                              =========  ==========  =========  ==========  ===========  ===========

Contract transactions:
 Purchase payments                              77,441       9,561      1,662       2,463        2,884        1,355
 Transfers between funds                       (57,166)      4,664      1,698       1,925        2,056        1,281
 Surrenders and terminations                    (3,275)     (2,237)    (5,150)       (772)        (427)        (965)
 Other transactions                             (8,613)     (3,762)      (820)     (1,663)      (1,253)        (983)
                                              ---------  ----------  ---------  ----------  -----------  -----------
     Net increase (decrease) in units
      resulting from contract transactions       8,387       8,226     (2,610)      1,953        3,260          688
                                              ---------  ----------  ---------  ----------  -----------  -----------

Units outstanding at December 31, 1995          45,768      38,021     10,831      65,333        7,628       32,402
                                              =========  ==========  =========  ==========  ===========  ===========

Accumulation unit value
 per unit at December 31, 1995                $ 14.898      27.700     15.214      19.628       20.913       19.966
                                              =========  ==========  =========  ==========  ===========  ===========

Accumulation net assets at December 31, 1995  $681,852   1,053,166    164,784   1,282,342      159,525      646,949
                                              =========  ==========  =========  ==========  ===========  ===========



                                                             Zero      Zero      Zero      Zero
                                                Utility     Coupon    Coupon    Coupon    Coupon   Global
                                                Equity      Fund -    Fund -    Fund -    Fund -   Income
                                                 Fund        1995      2000      2005      2010     Fund
                                              -----------  --------  --------  --------  --------  -------
Units outstanding at December 31, 1992            72,790    14,686    15,439    17,524     3,968    1,562
Contract transactions:
 Transfers between funds                            (998)        -         -    (1,326)    3,524        -
 Surrenders and terminations                      (4,617)        -         -         -         -        -
 Other transactions                                 (934)     (175)     (190)     (156)      (84)     (25)
                                              -----------  --------  --------  --------  --------  -------
     Net increase (decrease) in units
      resulting from contract transactions        (6,549)     (175)     (190)   (1,482)    3,440      (25)
                                              -----------  --------  --------  --------  --------  -------

Units outstanding at December 31, 1993            66,241    14,511    15,249    16,042     7,408    1,537
                                              ===========  ========  ========  ========  ========  =======

Accumulation unit value
 per unit at December 31, 1993                $   20.406    17.832    21.191    23.198    24.745   14.297
                                              ===========  ========  ========  ========  ========  =======

Contract transactions:
 Purchase payments                                   654         -         -         -         -      133
 Transfers between funds                          (3,468)        -         -    (1,953)   (3,442)   1,607
 Surrenders and terminations                      (1,253)        -      (379)   (1,348)        -        -
 Other transactions                               (2,205)     (186)     (276)     (182)     (162)    (102)
                                              -----------  --------  --------  --------  --------  -------
     Net increase (decrease) in units
      resulting from contract transactions        (6,272)     (186)     (655)   (3,483)   (3,604)   1,638
                                              -----------  --------  --------  --------  --------  -------

Units outstanding at December 31, 1994            59,969    14,325    14,594    12,559     3,804    3,175
                                              ===========  ========  ========  ========  ========  =======

Accumulation unit value
 per unit at December 31, 1994                $   17.912    17.823    19.614    20.821    21.866   13.483
                                              ===========  ========  ========  ========  ========  =======

Contract transactions:
 Purchase payments                                 5,744         -         -         -         -    2,992
 Transfers between funds                           6,185   (14,174)      458         -         -    1,333
 Surrenders and terminations                      (1,893)        -         -         -         -     (416)
 Other transactions                               (3,807)     (151)     (178)     (177)      (69)  (1,283)
                                              -----------  --------  --------  --------  --------  -------
     Net increase (decrease) in units
      resulting from contract transactions         6,229   (14,325)      280      (177)      (69)   2,626
                                              -----------  --------  --------  --------  --------  -------

Units outstanding at December 31, 1995            66,198         -    14,874    12,382     3,735    5,801
                                              ===========  ========  ========  ========  ========  =======

Accumulation unit value
 per unit at December 31, 1995                $   23.353         -    23.491    27.229    30.991   15.347
                                              ===========  ========  ========  ========  ========  =======

Accumulation net assets at December 31, 1995  $1,545,922         -   349,422   337,160   115,736   89,028
                                              ===========  ========  ========  ========  ========  =======



                                                Investment
                                                  Grade                    Adjustable   Templeton
                                               Intermediate     Income        U.S.       Pacific      Rising
                                                   Bond       Securities   Government     Growth    Dividends
                                                   Fund          Fund         Fund         Fund        Fund
                                              --------------  -----------  -----------  ----------  ----------
Units outstanding at December 31, 1992                  588        1,598          410         586       1,899
Contract transactions:
 Transfers between funds                                  -          527            -       9,382       1,714
 Surrenders and terminations                              -            -            -           -           -
 Other transactions                                      (6)         (21)          (7)        (44)        (37)
                                              --------------  -----------  -----------  ----------  ----------
     Net increase (decrease) in units
      resulting from contract transactions               (6)         506           (7)      9,338       1,677
                                              --------------  -----------  -----------  ----------  ----------

Units outstanding at December 31, 1993                  582        2,104          403       9,924       3,576
                                              ==============  ===========  ===========  ==========  ==========

Accumulation unit value
 per unit at December 31, 1993                $      14.017       17.423       11.481      14.407      10.453
                                              ==============  ===========  ===========  ==========  ==========

Contract transactions:
 Purchase payments                                      100        1,334          495         998         418
 Transfers between funds                              5,385        9,100         (213)      6,850         601
 Surrenders and terminations                              -            -            -           -           -
 Other transactions                                     (65)      (2,024)         (31)     (5,137)       (121)
                                              --------------  -----------  -----------  ----------  ----------
     Net increase (decrease) in units
      resulting from contract transactions            5,420        8,410          251       2,711         898
                                              --------------  -----------  -----------  ----------  ----------

Units outstanding at December 31, 1994                6,002       10,514          654      12,635       4,474
                                              ==============  ===========  ===========  ==========  ==========

Accumulation unit value
 per unit at December 31, 1994                $      13.978       16.208       11.374      13.042       9.952
                                              ==============  ===========  ===========  ==========  ==========

Contract transactions:
 Purchase payments                                      963       12,397        1,060      10,718       4,625
 Transfers between funds                                562       10,593          966       5,757       3,323
 Surrenders and terminations                         (2,761)        (783)           -        (779)        (23)
 Other transactions                                    (507)      (6,107)        (667)     (7,009)     (1,699)
                                              --------------  -----------  -----------  ----------  ----------
     Net increase (decrease) in units
      resulting from contract transactions           (1,743)      16,100        1,359       8,687       6,226
                                              --------------  -----------  -----------  ----------  ----------

Units outstanding at December 31, 1995                4,259       26,614        2,013      21,322      10,700
                                              ==============  ===========  ===========  ==========  ==========

Accumulation unit value
 per unit at December 31, 1995                $      15.260       19.691       12.352      13.977      12.816
                                              ==============  ===========  ===========  ==========  ==========

Accumulation net assets at December 31, 1995  $      64,990      524,066       24,865     298,014     137,129
                                              ==============  ===========  ===========  ==========  ==========



                                                                Templeton                Templeton
                                                 Templeton     Developing   Templeton     Global
                                               International     Markets      Global       Asset       Total
                                                  Equity         Equity       Growth    Allocation      All
                                                   Fund           Fund         Fund        Fund        Funds
                                              ---------------  -----------  ----------  -----------  ----------
Units outstanding at December 31, 1992                     -            -           -            -     319,542
Contract transactions:
 Transfers between funds                               1,375            -           -            -       1,909
 Surrenders and terminations                               -            -           -            -     (12,854)
 Other transactions                                       (7)           -           -            -      (3,207)
                                              ---------------  -----------  ----------  -----------  ----------
     Net increase (decrease) in units
      resulting from contract transactions             1,368            -           -            -     (14,152)
                                              ---------------  -----------  ----------  -----------  ----------

Units outstanding at December 31, 1993                 1,368            -           -            -     305,390
                                              ===============  ===========  ==========  ===========  ==========

Accumulation unit value
 per unit at December 31, 1993                $       12.375            -           -            -
                                              ===============  ===========  ==========  ===========

Contract transactions:
 Purchase payments                                     2,526        2,054       2,721            -      72,282
 Transfers between funds                               8,168        4,590       4,585            -       5,037
 Surrenders and terminations                               -            -           -            -     (14,041)
 Other transactions                                     (659)        (545)       (558)           -     (21,634)
                                              ---------------  -----------  ----------  -----------  ----------
     Net increase (decrease) in units
      resulting from contract transactions            10,035        6,099       6,748            -      41,644
                                              ---------------  -----------  ----------  -----------  ----------

Units outstanding at December 31, 1994                11,403        6,099       6,748            -     347,034
                                              ===============  ===========  ==========  ===========  ==========

Accumulation unit value
 per unit at December 31, 1994                $       12.390        9.173       9.894            -
                                              ===============  ===========  ==========  ===========

Contract transactions:
 Purchase payments                                    22,647       18,183      22,517            -     197,212
 Transfers between funds                              15,984        6,624      11,063           27       3,159
 Surrenders and terminations                            (691)      (2,067)       (627)           -     (22,866)
 Other transactions                                   (8,513)      (6,629)     (8,230)          (6)    (62,126)
                                              ---------------  -----------  ----------  -----------  ----------
     Net increase (decrease) in units
      resulting from contract transactions            29,427       16,111      24,723           21     115,379
                                              ---------------  -----------  ----------  -----------  ----------

Units outstanding at December 31, 1995                40,830       22,210      31,471           21     462,413
                                              ===============  ===========  ==========  ===========  ==========

Accumulation unit value
 per unit at December 31, 1995                $       13.600        9.357      11.069       10.637
                                              ===============  ===========  ==========  ===========

Accumulation net assets at December 31, 1995  $      555,276      207,819     348,359          220   8,586,624
                                              ===============  ===========  ==========  ===========  ==========

               ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
                               AND SUBSIDIARIES

                      Consolidated Financial Statements


                          December 31, 1995 and 1994

KPMG Peat Marwick LLP
4200 Norwest Center
90 South Seventh Street
Minneapolis, MN  55402







                         INDEPENDENT AUDITORS' REPORT




The Board of Directors
Allianz Life Insurance Company of North America:


We have audited the accompanying consolidated balance sheets of Allianz Life Insurance Company of North America (a wholly owned subsidiary of Allianz of America, Inc.) and subsidiaries as of December 31, 1995 and 1994, and the related consolidated statements of income, stockholder's equity and cash flows for each of the years in the three-year period ended December 31, 1995. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the consolidated financial position of Allianz Life Insurance Company of North America and subsidiaries as of December 31, 1995 and 1994, and the results of their operations and changes in stockholder's equity and cash flows for each of the years in the three-year period ended December 31, 1995, in conformity with generally accepted accounting principles.

In 1994, as discussed in note 1 to the consolidated financial statements, the Company adopted the provisions of the Financial Accounting Standards Board's Statement of Financial Accounting Standards No. 115, Accounting for Certain Investments in Debt and Equity Securities. In 1993, as discussed in notes 1, 8 and 10 to the consolidated financial statements, the Company adopted the provisions of the Financial Accounting Standards Board's Statements of Financial Accounting Standards No. 106, Accounting for Postretirement Benefits Other Than Pensions and No. 109, Accounting for Income Taxes.


                                             KPMG Peat Marwick LLP



February 6, 1996


                  ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
                                 AND SUBSIDIARIES

                            Consolidated Balance Sheets

                            December 31, 1995 and 1994
                         (in thousands except share data)

Assets                                                         1995         1994
----------------------------------------------------------  -----------  ----------
Investments:
    Fixed maturities, at amortized cost                     $         0      90,615
    Fixed maturities, at market                               2,549,598   1,906,208
    Equity securities, at market                                254,458     131,712
    Mortgage loans on real estate                               203,128     163,099
    Real estate, at cost                                          8,806       4,685
    Investment in real estate partnerships, at equity            11,975      12,551
    Certificates of deposit and short-term securities            31,501     155,307
    Policy loans                                                104,184     101,899
    Other long-term investments                                     650       1,117
                                                            -----------  ----------
             Total investments                                3,164,300   2,567,193

Cash                                                             10,936      63,883
Accrued investment income                                        36,858      34,786
Receivables (net of allowance for uncollectible
    accounts of $7,697 in 1995 and $9,607 in 1994)              124,700     111,400
Reinsurance receivable:
    Funds held on deposit                                     1,060,566     927,353
    Recoverable on future policy benefit reserves                43,248      35,387
    Recoverable on unpaid claims                                109,075     105,603
    Receivable on paid claims                                    22,172      26,736
Prepaid insurance premiums                                        4,078       4,317
Home office property and equipment (net of accumulated
    depreciation of $21,256 in 1995 and $28,547 in 1994)          8,790      11,612
Deferred acquisition costs                                      826,994     798,442
Federal income tax recoverable                                    3,947       3,794
Other assets                                                     11,048       9,818
                                                            -----------  ----------
             Assets, exclusive of separate account assets     5,426,712   4,700,324

Separate account assets                                       8,402,003   6,965,755
                                                            -----------  ----------

             Total assets                                   $13,828,715  11,666,079
                                                            ===========  ==========

See accompanying notes to consolidated financial statements.


                        ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
                                        AND SUBSIDIARIES

                             Consolidated Balance Sheets, continued

                                   December 31, 1995 and 1994
                                (in thousands except share data)

Liabilities and Stockholder's Equity                                       1995         1994
---------------------------------------------------------------------  ------------  -----------
Liabilities:
    Future policy benefit reserves:
        Life                                                           $ 1,088,964    1,022,537
        Annuity                                                          2,601,943    2,304,560
    Policy and contract claims                                             371,898      355,411
    Unearned premiums                                                       34,181       40,376
    Reinsurance payable                                                     72,838       81,507
    Deferred income taxes                                                  140,174        5,807
    Accrued expenses                                                        41,266       29,006
    Commissions due and accrued                                             22,979       24,190
    Other policyholder funds                                                82,138       73,509
    Other liabilities                                                       19,137       76,314
                                                                       ------------  -----------
             Liabilities, exclusive of separate account liabilities      4,475,518    4,013,217

    Separate account liabilities                                         8,402,003    6,965,755
                                                                       ------------  -----------

             Total liabilities                                          12,877,521   10,978,972
                                                                       ------------  -----------

Minority interest in subsidiary                                                  0        7,662
                                                                       ------------  -----------

Stockholder's equity:
    Common stock, $1 par value, 20,000,000 shares
        authorized, issued and outstanding                                  20,000       20,000
    Preferred stock, $1 par value, cumulative, 200 million
        shares authorized, 25 million shares issued and outstanding
        in 1995 and 40 million shares issued and outstanding in 1994        25,000       40,000
    Additional paid-in capital                                             407,088      406,494
    Net unrealized holding gain (loss) on securities
        available-for-sale, net of deferred federal income taxes           139,204      (62,073)
    Net unrealized Canadian currency loss                                   (3,455)      (3,787)
    Retained earnings                                                      363,357      278,811
                                                                       ------------  -----------
             Total stockholder's equity                                    951,194      679,445
                                                                       ------------  -----------

Commitments and contingencies (notes 7 and 12)

             Total liabilities and stockholder's equity                $13,828,715   11,666,079
                                                                       ============  ===========

See accompanying notes to consolidated financial statements.


                       ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
                                      AND SUBSIDIARIES

                              Consolidated Statements of Income

                        Years Ended December 31, 1995, 1994 and 1993
                                       (in thousands)

                                                               1995        1994       1993
                                                            -----------  ---------  ---------
Revenue:
    Life insurance premiums                                 $  257,647    234,295    217,717
    Other life policy considerations                            93,158     92,254     88,003
    Annuity considerations                                     147,112    120,240     69,583
    Accident and health premiums                               527,059    547,508    508,785
                                                            -----------  ---------  ---------
             Total premiums and considerations               1,024,976    994,297    884,088
    Premiums ceded                                             223,226    244,208    202,904
                                                            -----------  ---------  ---------
             Net premiums and considerations                   801,750    750,089    681,184

    Investment income, net                                     201,158    181,291    174,831
    Realized investment gains, net                              29,202        829     28,318
    Other                                                       10,140     12,703      9,347
                                                            -----------  ---------  ---------
             Total revenue                                   1,042,250    944,912    893,680
                                                            -----------  ---------  ---------
Benefits and expenses:
    Life insurance benefits                                    268,163    254,326    233,694
    Annuity benefits                                           145,636    131,793    113,500
    Accident and health insurance benefits                     374,743    379,122    341,676
                                                            -----------  ---------  ---------
             Total benefits                                    788,542    765,241    688,870
    Benefit recoveries                                         210,702    212,144    155,043
                                                            -----------  ---------  ---------
             Net benefits                                      577,840    553,097    533,827

    Commissions and other agent compensation                   233,939    313,715    398,161
    General and administrative expenses                        115,419    111,116    109,333
    Taxes, licenses and fees                                    17,672     22,514     25,239
    Increase in deferred acquisition costs, net                (28,552)  (132,090)  (253,234)
    Minority interest in income of consolidated subsidiary         (30)       (66)         0
                                                            -----------  ---------  ---------
             Total benefits and expenses                       916,288    868,286    813,326
                                                            -----------  ---------  ---------

             Income from operations before income taxes        125,962     76,626     80,354
                                                            -----------  ---------  ---------
Income tax expense (benefit):
    Current                                                     12,993      5,098     30,215
    Deferred                                                    25,772     16,053     (6,496)
                                                            -----------  ---------  ---------
             Total income tax expense                           38,765     21,151     23,719
                                                            -----------  ---------  ---------
Income before cumulative effect of
                 changes in accounting                          87,197     55,475     56,635
Cumulative effect of changes in accounting                           0          0     26,875
                                                            -----------  ---------  ---------
             Net income                                     $   87,197     55,475     83,510
                                                            ===========  =========  =========

See accompanying notes to consolidated financial statements.


                      ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
                                      AND SUBSIDIARIES

                      Consolidated Statements of Stockholder's Equity

                        Years Ended December 31, 1995, 1994 and 1993
                                       (in thousands)

                                                                1995       1994       1993
                                                              ---------  ---------  --------
Common stock:
    Balance at beginning and end of year                      $ 20,000     20,000    20,000
                                                              ---------  ---------  --------

Preferred Stock:
    Balance at beginning of year                                40,000          0         0
    Issuance of stock during the year                                0     40,000         0
    Redemption of stock during the year                        (15,000)         0         0
                                                              ---------  ---------  --------
    Balance at end of year                                      25,000     40,000         0
                                                              ---------  ---------  --------

Additional paid-in capital:
    Balance at beginning of year                               406,494    401,304   401,304
    Additional contribution from parent                            594      5,190         0
                                                              ---------  ---------  --------
    Balance at end of year                                     407,088    406,494   401,304
                                                              ---------  ---------  --------

Net unrealized gain (loss) on investments:
    Balance at beginning of year                               (62,073)     9,071    12,071
    Cumulative effect of implementation of Statement
        No. 115, net of deferred federal income taxes                0     74,866         0
    Net unrealized gain on securities transferred
        from held-to-maturity to available-for-sale
        classification, net of deferred federal income taxes     1,789          0         0
    Net unrealized gain (loss) during the year,
        net of deferred federal income taxes                   199,488   (146,010)   (3,000)
                                                              ---------  ---------  --------
    Balance at end of year                                     139,204    (62,073)    9,071
                                                              ---------  ---------  --------

Net unrealized Canadian currency gain (loss):
    Balance at beginning of year                                (3,787)    (2,708)   (1,835)
    Net unrealized gain (loss) during the year,
        net of deferred federal income taxes                       332     (1,079)     (873)
                                                              ---------  ---------  --------
    Balance at end of year                                      (3,455)    (3,787)   (2,708)
                                                              ---------  ---------  --------

Retained earnings:
    Balance at beginning of year                               278,811    223,749   140,239
    Net income                                                  87,197     55,475    83,510
    Cash dividend to stockholder                                (2,651)      (413)        0
                                                              ---------  ---------  --------
    Balance at end of year                                     363,357    278,811   223,749
                                                              ---------  ---------  --------

              Total stockholder's equity                      $951,194    679,445   651,416
                                                              =========  =========  ========

See accompanying notes to consolidated financial statements.


                  ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
                                  AND SUBSIDIARIES

                       Consolidated Statements of Cash Flows

                    Years Ended December 31, 1995, 1994 and 1993
                                   (in thousands)

                                                       1995       1994       1993
                                                    ----------  ---------  ---------
Cash flows used in operating activities:
    Net income                                      $  87,197     55,475     83,510
                                                    ----------  ---------  ---------

    Adjustments to reconcile net income to net
     cash used in operating activities:
     Realized gains on investments                    (29,202)      (829)   (28,318)
     Deferred federal income tax (benefit) expense     25,772     16,053     (6,496)
     Cumulative effect of changes in accounting             0          0    (26,875)
     Charges to policy account balances              (120,254)  (125,488)  (105,912)
     Interest credited to policy account balances     169,151    150,490    147,983
     Change in:
        Accrued investment income                      (2,072)      (764)    (2,725)
        Receivables                                   (13,300)    12,040    (20,206)
        Reinsurance receivables                      (190,953)   (93,453)  (107,809)
        Deferred acquisition costs                    (28,552)  (132,090)  (253,234)
        Future policy benefit reserves                 66,932     20,791     (9,557)
        Policy and contract claims                     25,116     25,072     40,211
        Unearned premiums                              (6,195)    (1,194)    (2,111)
        Reinsurance payable                            (8,669)    19,779     31,653
        Current tax recoverable                          (153)    (6,255)     1,085
        Deferred tax liability                              0          0     15,936
        Accrued expenses and other liabilities        (43,867)    54,626     14,657
        Commissions due and accrued                    (1,211)     3,316      1,461
     Depreciation and amortization                    (23,391)   (11,498)    (7,681)
     Other, net                                           916        (86)     2,303
                                                    ----------  ---------  ---------
             Total adjustments                       (179,932)   (69,490)  (315,635)
                                                    ----------  ---------  ---------

             Net cash used in operating activities    (92,735)   (14,015)  (232,125)
                                                    ----------  ---------  ---------

See accompanying notes to consolidated financial statements.


                         ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
                                        AND SUBSIDIARIES

                        Consolidated Statements of Cash Flows, continued

                          Years Ended December 31, 1995, 1994 and 1993
                                         (in thousands)

                                                                 1995        1994        1993
                                                             ------------  ---------  -----------
Cash flows used in investing activities:
    Purchase of fixed maturities, at amortized cost          $         0          0   (1,191,749)
    Purchase of fixed maturities, at market                   (1,533,290)  (928,532)           0
    Purchase of equity securities                               (166,701)  (145,267)    (205,345)
    Purchase of other long-term investments                            0       (467)        (650)
    Funding of mortgage loans                                    (66,301)   (64,808)     (20,097)
    Sale of fixed maturities, at amortized cost                        0          0      666,893
    Sale of fixed maturities, at market                        1,242,988    791,659            0
    Matured or redeemed fixed maturities, at amortized cost        7,022      4,342      314,223
    Matured fixed maturities, at market                           38,991     32,508            0
    Sale of equity securities                                     97,619    150,347      217,524
    Repayment of mortgage loans                                   25,563     28,206       15,989
    Sale of minority interest in subsidiary                            0          0        8,189
    Purchase of minority interest's shares in subsidiary          (7,903)         0            0
    Net change in certificates of deposit and
        short-term securities                                    123,806    (96,344)      33,330
    Other                                                         (2,851)    (6,232)         782
                                                             ------------  ---------  -----------

             Net cash used in investing activities              (241,057)  (234,588)    (160,911)
                                                             ------------  ---------  -----------


Cash flows used in financing activities:
    Policyholders' deposits to account balances              $   553,699    526,918      639,633
    Policyholders' withdrawals from account balances            (291,102)  (235,309)    (164,911)
    Change in assets held under reinsurance agreements            36,354    (59,349)     (75,658)
    Net change in mortgage notes payable                          (1,049)       (39)         (36)
    Additional paid-in capital from parent                           594      5,190            0
    Preferred stock transactions                                 (15,000)    40,000            0
    Cash dividends paid                                           (2,651)      (413)           0
                                                             ------------  ---------  -----------

            Net cash used in financing activities                280,845    276,998      399,028
                                                             ------------  ---------  -----------

            Net change in cash                                   (52,947)    28,395        5,992

Cash at beginning of year                                         63,883     35,488       29,496
                                                             ------------  ---------  -----------

Cash at end of year                                          $    10,936     63,883       35,488
                                                             ============  =========  ===========

See accompanying notes to consolidated financial statements.

               ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
                               AND SUBSIDIARIES

                  Notes to Consolidated Financial Statements

                       December 31, 1995, 1994 and 1993
                                (in thousands)

(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Allianz Life Insurance Company of North America (the Company) is a wholly owned subsidiary of Allianz of America, Inc. (AZOA), a majority-owned subsidiary of Allianz A.G. Holding, a Federal Republic of Germany company.

The Company is a life insurance company which is licensed to sell both group and individual life, annuity and accident and health policies in the United States, Canada and several U.S. territories. Based on 1995 gross premium volume, 13%, 71% and 16% of the Company's business is life, annuity and accident and health, respectively. The Company's primary distribution channels are through strategic alliances with other insurance companies and third party marketing organizations. The Company has a significant relationship as of December 31, 1995 with a mutual fund company and its broker/dealer network related to sales of its variable life and variable annuity products and another significant administration, marketing and reinsurance relationship with an unrelated insurance company.

Following is a summary of the significant accounting policies reflected in the accompanying consolidated financial statements.

BASIS OF PRESENTATION

The consolidated financial statements have been prepared in accordance with generally accepted accounting principles (GAAP) which vary in certain respects from accounting rules prescribed or permitted by state insurance regulatory authorities. The accounts of the Company's major subsidiaries, Preferred Life Insurance Company of New York and Canadian American Financial Corporation and other less significant subsidiaries have been consolidated. All significant intercompany balances and transactions have been eliminated in consolidation. Certain amounts as previously reported have been reclassified to be consistent with the current year's presentation.

The preparation of financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect reported assets and liabilities including reporting or disclosure of contingent assets and liabilities as of the balance sheet date and the reported amounts of revenues and expenses during the reporting period. Actual results could vary significantly from management's estimates.

RECOGNITION OF TRADITIONAL LIFE, GROUP LIFE AND GROUP ACCIDENT AND HEALTH
REVENUE

Traditional life products include products with guaranteed premiums and benefits and consist principally of whole life and term insurance policies, limited payment contracts and certain annuity products with life contingencies.

Premiums on traditional life and group life products are recognized as income when due. Group accident and health premiums are recognized as earned on a pro rata basis over the risk coverage periods. Benefits and expenses for traditional and group products are matched with earned premiums so that profits are recognized over the premium paying periods of the contracts. This matching is accomplished by establishing provisions for future policy benefits and policy and contract claims, and deferring and amortizing related policy acquisition costs.

RECOGNITION OF NONTRADITIONAL AND VARIABLE LIFE AND ANNUITY REVENUE

Nontraditional and variable life insurance and interest sensitive contracts that have significant mortality or morbidity risk are accounted for in accordance with the retrospective deposit method. Interest sensitive contracts that do not have significant mortality or morbidity risk are accounted for in a manner consistent with interest bearing financial instruments. For both types of contracts, premium receipts are reported as deposits to the contractholder's account while revenues consist of amounts assessed against contractholders including surrender charges and earned administrative service fees. Mortality or morbidity charges are also accounted for as revenue on those contracts containing mortality or morbidity risk. Benefits consist of interest credited to contractholder's accounts and claims or benefits incurred in excess of the contractholder's balance.

DEFERRED ACQUISITION COSTS

Acquisition costs, consisting of commissions and other costs which vary with and are primarily related to production of new business, are deferred. For traditional life and group life products, such costs are amortized over the revenue-producing period of the related policies using the same actuarial assumptions used in computing future policy benefit reserves. Acquisition costs for accident and health insurance policies are deferred and amortized over the lives of the policies in the same manner as premiums are earned. For interest sensitive products, acquisition costs are amortized in relation to the present value of expected future gross profits from investment margins and mortality, morbidity and expense charges. Deferred acquisition costs amortized during 1995, 1994 and 1993 were $117,782, $108,676 and $72,431, respectively.

FUTURE POLICY BENEFIT RESERVES

Future policy benefit reserves on traditional life products are computed by the net level premium method based upon estimated future investment yield, mortality and withdrawal assumptions, commensurate with the Company's experience, modified as necessary to reflect anticipated trends, including possible unfavorable deviations. Most life reserve interest assumptions are graded from 9% to 5.5%.

Future policy benefit reserves for interest sensitive products are generally carried at accumulated contract values. Reserves on some deferred annuity contracts are computed based on contractholder cash value accumulations, adjusted for mortality, withdrawal and interest margin assumptions.

Fair values of investment contracts, which include deferred annuities and other annuities without significant mortality risk, were determined by testing amounts payable on demand against discounted cash flows using interest rates commensurate with the risks involved. Fair values are based on the amount payable on demand at December 31, 1995 and 1994.

POLICY AND CONTRACT CLAIMS

Policy and contract claims represent an estimate of claims and claim adjustment expenses on accident and health and life insurance policies that have been reported but not yet paid and incurred but not yet reported as of December 31.

REINSURANCE

Insurance liabilities are reported before the effects of reinsurance. Amounts paid or deemed to have been paid for claims covered by reinsurance contracts are recorded as reinsurance receivable. Reinsurance receivables are recognized in a manner consistent with the liabilities related to the underlying reinsured contracts.

INVESTMENTS

On January 1, 1994, the Company adopted Statement of Financial Accounting Standards (SFAS) No. 115, Accounting for Certain Investments in Debt and Equity Securities which addresses the accounting and reporting for investments in equity securities that have readily determinable fair values and for all investments in debt securities. Those investments are classified in one of three categories. Debt securities that the Company has the positive intent and ability to hold to maturity are classified as "held-to-maturity securities" and reported at amortized cost. Debt and equity securities bought and held principally for the purpose of selling them in the near term are classified as "trading securities" and reported at fair value, with unrealized gains and losses included in earnings. Debt and equity securities not classified as either "held-to-maturity securities" or "trading securities" are classified as "available-for-sale securities" and reported at fair value, with unrealized gains and losses reported as a separate component of stockholders' equity, net of deferred taxes. SFAS No. 115 did not permit retroactive application of its provisions. The Company classified the majority of its investment portfolio as "available-for-sale securities" with a limited number of securities classified as "held-to-maturity" at January 1, 1994.

At December 31, 1995, the Company transferred all of its securities with an amortized cost of $83,357 classified as "held-to-maturity' to the "available-for-sale" classifications as provided in the Financial Accounting Standards Board (FASB) Special Report on the implementation of SFAS No. 115. The effect of this transfer was an increase in stockholder's equity of $1,789. All of the Company's investment portfolio is classified as "available-for-sale" at December 31, 1995.

Short-term investments are carried at amortized cost which approximates market. Policy loans are reflected at their unpaid principal balances. Mortgage loans are reflected at unpaid principal balances adjusted for premium and discount amortization and an allowance for uncollectible balances. During 1995, the Company adopted SFAS No. 114, Accounting by Creditors for Impairment of a Loan and SFAS No. 118, Accounting by Creditors for Impairment of a Loan-Income Recognition and Disclosures. SFAS No. 114 addresses accounting by creditors for impairment of certain loans. It requires that impaired loans within the scope of the Statement be measured based on the present value of expected future cash flows discounted at the loan's effective interest rate or, alternatively, at the loan's observable market price of the fair value of supporting collateral. The Company analyzes loan impairment at least once a year when assessing the adequacy of the allowance for possible credit losses. SFAS No. 118 permits existing income recognition practices to continue. The Company does not accrue interest on impaired loans and accounts for interest income on a cash basis. The adoption of these Statements did not have a material impact on the Company's net income or financial position.

Investments in real estate are reflected at the lower of cost or market value. Real estate occupied by the Company is reflected at cost, less accumulated depreciation. Investments in real estate, exclusive of land, are being depreciated on a straight-line basis over estimated useful lives ranging from 3 to 30 years.

Realized gains and losses are computed based on the specific identification method.

As of December 31, 1995 and 1994, investments with a carrying value of $37,879 and $44,337, respectively, were held on deposit with various insurance departments as required by statutory regulations.

The fair values of invested assets, excluding investments in real estate, are deemed by management to approximate their estimated market values. The fair value of mortgage loans has been calculated using discounted cash flows and is based on pertinent information available to management as of year end. Policy loan balances which are supported by the underlying cash value of the policies approximate fair value. Changes in market conditions subsequent to year end may cause estimates of fair values to differ from the amounts presented herein.

INCOME TAXES

Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

SEPARATE ACCOUNTS

Separate accounts represent funds for which investment income and investment gains and losses accrue directly to the policyholders and contractholders. Each account has specific investment objectives and the assets are carried at market value. The assets of each account are legally segregated and are not subject to claims which arise out of any other business of the Company.

Fair values of separate accounts assets were determined using the market value of the investments held in segregated fund accounts. Fair values of separate accounts liabilities were determined using the cash surrender values of the policyholder's and contractholder's account.

RECEIVABLES

Receivable balances approximate estimated fair values. This is based on pertinent information available to management as of year end including the financial condition and credit worthiness of the parties underlying the receivables. Changes in market conditions subsequent to year end may cause estimates of fair values to differ from the amounts presented herein.

ACCOUNTING CHANGES

The impact of implementation of SFAS No. 115 in 1994 was an increase in equity of $74,866 at January 1, 1994.


The table below presents the cumulative effect of changes, net of tax, in accounting principles implemented in 1993 on after tax net income:

SFAS No. 106, Accounting for Postretirement Benefits Other Than Pensions  $(4,006)
SFAS No. 109, Accounting for Income Taxes                                  30,881
                                                                          --------

Total cumulative effect on after tax net income
     of changes in accounting principles                                  $26,875
                                                                          ========

ACCOUNTING PRONOUNCEMENTS TO BE ADOPTED

In March 1995, the FASB issued SFAS No. 121, Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to Be Disposed Of, which requires impairment losses to be recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amount. SFAS No. 121 also addresses the accounting for long-lived assets that are expected to be disposed of by a company. The Company will adopt SFAS No. 121 in the first quarter of 1996 and, based on current circumstances, does not believe the effect of adoption will be material.

(2)  BUSINESS COMBINATION

On May 31, 1993, the Company acquired the majority of the assets and liabilities of Fidelity Union Life Insurance Company (FULICO), a wholly owned subsidiary of AZOA, through an assumption reinsurance arrangement. FULICO remained in existence retaining only its corporate charter and those assets necessary to maintain its charter and licenses to conduct life insurance and annuity business until it was sold in 1994.

The Company accounted for this transaction as an "as-if pooling of interests" involving the combination of entities under the common control of AZOA. Accordingly, all financial data for periods prior to May 31, 1993 were restated to include the operations of FULICO and all intercompany transactions were eliminated.


Total revenues and net income, before adoption of any changes in accounting, of the separate companies for the five-months ended May 31, 1993 were:

                                 Allianz Life   FULICO  Combined
                                 -------------  ------  --------
Five-months ended May 31, 1993:
     Total revenue               $     309,159  78,814   387,973
      Net income                        19,224  12,944    32,168


(3)  INVESTMENTS


Investments at December 31, 1995 consist of:

                                                                               Amount
                                                       Amortized   Estimated  shown on
                                                          cost       fair      balance
                                                        or cost      value      sheet
                                                       ----------  ---------  ---------
Fixed maturities - Available-for-sale:
    U.S. government                                    $  793,311    867,793    867,793
    States and political subdivisions                         469        481        481
    Foreign government                                    254,457    265,797    265,797
    Public utilities                                       32,100     36,728     36,728
    Corporate securities                                  709,906    747,609    747,609
    Mortgage backed securities                            516,538    548,182    548,182
    Collateralized mortgage obligations                    80,949     83,008     83,008
                                                       ----------  ---------  ---------

       Total fixed maturities                          $2,387,730  2,549,598  2,549,598
                                                       ----------  ---------  ---------
Equity securities - Available-for-sale:
    Common stocks:
       Public utilities                                     9,305     10,377     10,377
       Banks, trusts and insurance companies                6,305      7,108      7,108
       Industrial and miscellaneous                       171,163    221,002    221,002
    Nonredeemable preferred stocks                         14,835     15,971     15,971
                                                       ----------  ---------  ---------

       Total equity securities                         $  201,608    254,458    254,458
                                                       ----------  ---------  ---------


Other investments:
    Mortgage loans on real estate                         203,128  XXXXXXXXX    203,128
    Real estate:
       Investment properties                                8,806  XXXXXXXXX      8,806
       Partnerships                                        11,975  XXXXXXXXX     11,975
    Certificates of deposit and short term securities      31,501  XXXXXXXXX     31,501
    Policy loans                                          104,184  XXXXXXXXX    104,184
    Other long term investments                               650  XXXXXXXXX        650
                                                       ----------  ---------  ---------

       Total other investments                         $  360,244  XXXXXXXXX    360,244
                                                       ----------  ---------  ---------

       Total investments                               $2,949,582  XXXXXXXXX  3,164,300
                                                       ==========  =========  =========


At December 31, 1995 and 1994, the amortized cost, gross unrealized gains, gross unrealized losses and estimated fair values of marketable securities are as follows:

                                         Amortized     Gross       Gross     Estimated
                                            cost     unrealized  unrealized    fair
                                          or cost      gains       losses      value
                                         ----------  ----------  ----------  ---------
1995:
Available-for-sale:
    U.S. government                      $  793,311      74,482           0    867,793
    States and political subdivisions           469          12           0        481
    Foreign government                      254,457      11,613         273    265,797
    Public utilities                         32,100       4,628           0     36,728
    Corporate securities                    709,906      41,746       4,043    747,609
    Mortgage backed securities              516,538      31,644           0    548,182
    Collateralized mortgage obligations      80,949       2,751         692     83,008
                                         ----------  ----------  ----------  ---------
      Total fixed maturities              2,387,730     166,876       5,008  2,549,598
    Equity securities                       201,608      61,753       8,903    254,458
                                         ----------  ----------  ----------  ---------
      Total                              $2,589,338     228,629      13,911  2,804,056
                                         ==========  ==========  ==========  =========
1994:
Held-to maturity:
    Corporate securities                 $   90,615         110       5,166     85,559
                                         ----------  ----------  ----------  ---------
      Total held-to-maturity                 90,615         110       5,166     85,559
                                         ----------  ----------  ----------  ---------
Available-for-sale:
    U.S. government                         495,048          49      31,403    463,694
    States and political subdivisions           519           3          24        498
    Foreign government                       44,818         562       1,886     43,494
    Public utilities                         79,170       1,154         322     80,002
    Corporate securities                  1,099,623       7,034      63,790  1,042,867
    Mortgage backed securities              228,894           0       7,815    221,079
    Collateralized mortgage obligations      57,739           0       3,165     54,574
                                         ----------  ----------  ----------  ---------
      Total fixed maturities              2,005,811       8,802     108,405  1,906,208
    Equity securities                       127,048      18,556      13,892    131,712
                                         ----------  ----------  ----------  ---------
      Total available-for-sale            2,132,859      27,358     122,297  2,037,920
                                         ----------  ----------  ----------  ---------
      Total                              $2,223,474      27,468     127,463  2,123,479
                                         ==========  ==========  ==========  =========

The changes in unrealized gains (losses) on fixed maturities available-for-sale securities were $261,471 and $(214,245) and the changes in unrealized losses on held-to-maturity securities were $0 and $(8,783) for the years ended December 31, 1995 and 1994, respectively. The change in unrealized gains from fixed maturities was $33,645 for the year ended December 31, 1993.

The changes in unrealized gains (losses) in equity investments, which include common stocks and nonredeemable preferred stocks, and other investments were $48,186, $(9,587) and $(2,468) for the years ended December 31, 1995, 1994 and
1993, respectively.


The  amortized  cost  and estimated fair value of fixed maturities at December
31, 1995, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                            Amortized   Estimated
                                               cost     fair value
                                            ----------  ----------
Available-for-sale:
    Due in one year or less                 $    3,494       3,552
    Due after one year through five years      282,290     295,698
    Due after five years through ten years   1,252,516   1,337,963
    Due after ten years                        251,943     281,195
    Mortgage backed securities                 597,487     631,190
                                            ----------  ----------

    Totals                                  $2,387,730   2,549,598
                                            ==========  ==========

Gross gains of $41,962 and $26,848 and gross losses of $14,607 and $26,805 were realized on sales of available-for-sale securities in 1995 and 1994, respectively; related taxes were $9,574 and $715 in 1995 and 1994, respectively. Proceeds from redemptions of held-to-maturity securities during 1995 and 1994 were $7,022 and $4,342, respectively, with no gain or loss realized on the transactions. Proceeds from sales of fixed maturity securities in 1993 were $666,893. Gross gains of $25,229 and gross losses of $2,102 were realized on sales of fixed maturities in 1993; related taxes were $8,094.


Net realized investment gains (losses) for the respective years ended December
31 are summarized as follows:

                                       1995     1994     1993
                                     --------  -------  -------
Fixed maturities, at amortized cost  $     0        0   23,127
Fixed maturities, at market           21,877   (2,712)       0
Equity securities                      5,478    2,745    5,876
Mortgage loans                          (687)  (1,667)    (189)
Real estate                            2,530    2,067     (513)
Other                                      4      396       17
                                     --------  -------  -------
         Net gains before taxes       29,202      829   28,318


Tax expense on net realized gains     10,218      352   10,329
                                     --------  -------  -------

         Net gains after taxes       $18,984      477   17,989
                                     ========  =======  =======

In 1995, in conjunction with an expanded marketing agreement, the Company provided an unrelated insurance company with $30 million in exchange for a fifteen year convertible debenture paying 5% interest for the first five years with the interest rate reset annually thereafter at the one-year LIBOR plus 1%. If converted, the Company would obtain approximately 10% equity ownership in the unrelated company. The Company has no intention of converting the debenture in the near term.

During 1995 and 1994, the Company entered into mortgage backed security reverse repurchase transactions ("dollar rolls") with certain securities dealers. Under this program, the Company sells certain securities for delivery in the current month and simultaneously contracts with the same dealer to repurchase similar, but not identical, securities on a specified future date. The Company gives up the right to receive principal and interest on the securities sold. As of December 31, 1995 there were no outstanding amounts under the Company's dollar roll program. As of December 31, 1994, mortgage backed securities underlying the agreements were carried at a market value of $58,174 and other liabilities included $58,150 for funds received under these agreements. Average balances outstanding were $67,735 and $66,110 and weighted average interest rates were 7.4% and 6.5% during 1995 and 1994, respectively.

During 1995 and 1994 the Company participated in a securities lending program that is administered by Allianz Investment Corporation (AIC), an affiliated company. Under this program, the Company loans U.S. Treasury Notes to qualified third parties. The Company obtains collateral for the loan equal to 102 percent of the estimated market value and accrued interest on the loaned securities and receives a portion of the interest earned on the collateral. In addition, the Company maintains full ownership rights to the securities loaned, including investment income and has the ability to sell the securities while they are on loan with the consent of the borrower. There were no securities on loan at December 31, 1995. As of December 31, 1994, the estimated market value of the loaned securities was $110,063, collateralized by investments in FNMA securities.


Impaired mortgage loans are defined as those where it is probable that amounts due according to contractual terms, including principal and interest, will not be collected. Impaired mortgage loans are measured by the Company at the fair value of collateral. Interest income on impaired mortgage loans is recorded on a cash basis. Below is a summary of impaired mortgage loans as of December
31, 1995.

                              Impaired          Impaired        Total
                           mortgage loans    mortgage loans    impaired
                           with a related   without a related  mortgage
                              allowance         allowance       loans
                           ---------------  -----------------  --------
Balance                    $         9,210              8,541    17,751

Related allowance                    3,580                  -     3,580
                           ---------------  -----------------  --------

Balance, net of allowance  $         5,630              8,541    14,171
                           ===============  =================  ========


Below is a summary of interest income on impaired mortgage loans.

                                                                      1995
                                                                     -------
Average impaired mortgage loans                                      $19,671

Total interest income on impaired mortgage loans                       1,100

Interest income on impaired mortgage loans recorded on a cash basis    1,100


The  valuation allowances at December 31, 1995, 1994 and 1993 and the changes in the allowance for the years then ended are summarized as follows:

                                                     Writedowns
                             Beginning   Charged to  Charged to                End
                              of year    Operations  Allowance   Recoveries  of year
                             ----------  ----------  ----------  ----------  -------
December 31, 1995:
  Mortgage loans             $   11,552         914           0       1,979   10,487
  Investment in real estate       1,550           0           0       1,550        0
                             ----------  ----------  ----------  ----------  -------
 Total valuation allowance   $   13,102         914           0       3,529   10,487
                             ==========  ==========  ==========  ==========  =======

December 31, 1994:
  Mortgage loans             $   11,552       1,598           0       1,598   11,552
  Investment in real estate       1,550           0           0           0    1,550
                             ----------  ----------  ----------  ----------  -------
Total valuation allowance    $   13,102       1,598           0       1,598   13,102
                             ==========  ==========  ==========  ==========  =======

December 31, 1993:
  Mortgage loans             $   13,602           0           0       2,050   11,552
  Investment in real estate       1,854         973           0       1,277    1,550
                             ----------  ----------  ----------  ----------  -------
Total valuation allowance    $   15,456         973           0       3,327   13,102
                             ==========  ==========  ==========  ==========  =======


Major categories of net investment income for the respective years ended
December 31 are:

                                           1995     1994     1993
                                         --------  -------  -------
Interest:
    Fixed maturities, at amortized cost  $  6,284    6,966  142,814
    Fixed maturities, at market           158,421  141,611        0
    Mortgage loans                         16,125   13,706   12,764
    Policy loans                            6,688    6,329    6,404
    Short-term investments                  7,182    3,012    4,159

Dividends:
    Preferred stock                           581      495      231
    Common stock                            3,204    2,673    2,496
Rental income on real estate                2,781    3,135    2,540
Interest on assets held by reinsurers      10,445   10,470   10,074
Other                                         833      577    1,131
                                         --------  -------  -------
         Total investment income          212,544  188,974  182,613

Investment expenses                        11,386    7,683    7,782
                                         --------  -------  -------

         Net investment income           $201,158  181,291  174,831
                                         ========  =======  =======


(4)  SUMMARY TABLE OF FAIR VALUE DISCLOSURES



                                                1995        1995        1994        1994
                                             ----------  ----------  ----------  ----------
                                              Carrying      Fair      Carrying      Fair
                                               Amount      Value       Amount      Value
                                             ----------  ----------  ----------  ----------
Financial assets
-------------------------------------------
    Fixed maturities, at amortized cost:
        Corporate securities                 $        0  $        0  $   90,615  $   85,559
    Fixed maturities, at market:
        U.S. Government                         867,793     867,793     463,694     463,694
        States and political subdivisions           481         481         498         498
        Foreign governments                     265,797     265,797      43,494      43,494
        Public utilities                         36,728      36,728      80,002      80,002
        Corporate securities                    747,609     747,609   1,042,867   1,042,867
        Mortgage backed securities              548,182     548,182     221,079     221,079
        Collateralized mortgage obligations      83,008      83,008      54,574      54,574
    Equity securities                           254,458     254,458     131,712     131,712
    Mortgage loans                              203,128     212,766     163,099     162,903
    Short term investments                       31,501      31,501     155,307     155,307
    Policy loans                                104,184     104,184     101,899     101,899
    Other long term investments                     650         650       1,117       1,117
    Receivables                                 124,700     124,700     111,874     111,874
    Separate accounts assets                  8,402,003   8,402,003   6,965,755   6,965,755

Financial liabilities
-------------------------------------------
    Investment contracts                      3,063,100   2,542,260   2,753,304   2,319,872
    Separate account liabilities              8,402,003   8,181,725   6,965,755   6,715,730

See Note 1 "Summary of Significant Accounting Policies" for description of the methods and significant assumptions used to estimate fair values.


(5)  RECEIVABLES



Receivables at December 31 consist of the following:

                                     1995     1994
                                   --------  -------
Premiums due                       $ 83,695   76,840
Agents balances                       7,236    7,299
Related party receivables               922    1,042
Reinsurance commission receivable    16,693   13,723
Scholarship enrollment fees           6,822    6,753
Due from administrators               6,149    2,735
Other                                 3,183    3,008
                                   --------  -------

    Total receivables              $124,700  111,400
                                   ========  =======


(6)  ACCIDENT AND HEALTH CLAIMS RESERVES

Accident and health claims reserves are based on long-range projections subject to uncertainty. Uncertainty regarding reserves of a given accident year is gradually reduced as new information emerges each succeeding year, thereby allowing more reliable re-evaluations of such reserves. While management believes that reserves as of December 31, 1995 are adequate, uncertainties in the reserving process could cause such reserves to develop favorably or unfavorably in the near term as new or additional information emerges. Any adjustments to reserves are reflected in the operating results of the periods in which they are made. Movements in reserves which are small relative to the amount of such reserves could significantly impact future reported earnings of the Company.


Activity in the accident and health claims reserves, exclusive of long term care, hospital indemnity and AIDS reserves of $18,858, $11,149 and $8,742 in 1995, 1994 and 1993, respectively, is summarized as follows:

                                                   1995       1994      1993
                                                 ---------  --------  --------
Balance at January 1, net of reinsurance
   recoverables of $96,090, $86,551 and $91,303  $185,028   170,123   168,872

Incurred related to:
   Current year                                   242,024   230,995   226,815
   Prior years                                     (9,163)   (7,290)   (8,432)
                                                 ---------  --------  --------
Total incurred                                    232,861   223,705   218,383
                                                 ---------  --------  --------

Paid related to:
   Current year                                   100,165    82,338    84,172
   Prior years                                    125,920   126,462   132,960
                                                 ---------  --------  --------
Total paid                                        226,085   208,800   217,132
                                                 ---------  --------  --------

Balance at December 31, net of reinsurance
   recoverables of $99,292, $96,090 and $86,551  $191,804   185,028   170,123
                                                 =========  ========  ========

There were no significant adjustments to accident and health claim liabilities resulting from changes in estimates of benefits related to prior years.

(7)  REINSURANCE

In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks under excess coverage and coinsurance contracts. The Company retains a maximum of $1 million coverage per individual life.

Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, allowances are established for amounts deemed uncollectible. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies.

Included in reinsurance receivables at December 31, 1995 are $873,724, $67,819 and $148,319 recoverable from insurers who, as of December 31, 1995, were rated A+, A+ and B++, respectively by Best's Insurance Reports. A contingent liability exists to the extent that the Company's reinsurers are unable to meet their contractual obligations. Management is of the opinion that no liability will accrue to the Company with respect to this contingency.


Life insurance, annuities and accident and health business assumed from and ceded to other companies is as follows:

                                                                                  Percentage
                                                Assumed      Ceded                 of amount
                                     Gross     from other  to other      Net        assumed
Year ended                          amount     companies   companies    amount      to net
--------------------------------  -----------  ----------  ---------  ----------  -----------
December 31, 1995:
Life insurance In force           $39,601,531  28,790,199  6,884,645  61,507,085        46.8%
                                  -----------  ----------  ---------  ----------  -----------
Premiums:
   Life insurance                     242,704     108,102     40,291     310,515        34.8%
   Annuities                          145,994       1,117     10,376     136,735         0.8%
   Accident and health insurance      361,290     165,769    172,559     354,500        46.8%
                                  -----------  ----------  ---------  ----------  -----------
     Total premiums                   749,988     274,988    223,226     801,750        34.3%
                                  ===========  ==========  =========  ==========  ===========
December 31, 1994:
Life insurance In force           $39,789,859  24,411,513  6,893,030  57,308,342        42.6%
                                  -----------  ----------  ---------  ----------  -----------
Premiums:
   Life insurance                     230,241      96,308     35,578     290,971        33.1%
   Annuities                          119,045       1,195      6,806     113,434         1.1%
   Accident and health insurance      388,759     158,749    201,824     345,684        45.9%
                                  -----------  ----------  ---------  ----------  -----------
     Total premiums                   738,045     256,252    244,208     750,089        34.2%
                                  ===========  ==========  =========  ==========  ===========
December 31, 1993:
Life insurance In force           $39,784,564  21,861,833  6,297,943  55,348,454        39.5%
                                  -----------  ----------  ---------  ----------  -----------
Premiums:
   Life insurance                     220,287      85,433     42,323     263,397        32.4%
   Annuities                           68,713         870      6,633      62,950         1.4%
   Accident and health insurance      365,894     142,891    153,948     354,837        40.3%
                                  -----------  ----------  ---------  ----------  -----------
     Total premiums                   654,894     229,194    202,904     681,184        33.6%
                                  ===========  ==========  =========  ==========  ===========

Of the amounts ceded to others, the Company ceded life insurance inforce of $182,638, $86,055 and $30,841 in 1995, 1994 and 1993, respectively, and life insurance premiums earned of $641, $203 and $98 in 1995, 1994 and 1993, respectively, to its ultimate parent Allianz Aktiengesellshaft. The Company also ceded accident and health premiums earned to Allianz Aktiengesellshaft of $(7,520), $12,256 and $8,966 in 1995, 1994 and 1993.

In addition to the above transactions, the Company ceded a portion of its mortality risk associated with the variable annuity product to Allianz Aktiengesellshaft. The Company recorded a recoverable on future policy benefit reserves of $930 as of December 31, 1995.


(8)  INCOME TAXES

INCOME TAX EXPENSE


Total income tax expense (benefit) for the years ended December 31 are as follows:

                                                                  1995      1994      1993
                                                                --------  --------  --------
Income tax expense attributable to operations:
   Current tax expenses                                         $ 12,993    5,098    30,215
                                                                --------  --------  --------

   Deferred tax (benefit) expense                                 25,772   16,053   (10,847)
   Benefit of operating loss carryforwards                             0        0     3,406
   Adjustment of deferred tax assets and
      liabilities for enacted change in tax rates                      0        0       945
                                                                --------  --------  --------

      Total deferred tax (benefit) expense                        25,772   16,053    (6,496)
                                                                --------  --------  --------

Total income tax expense attributable to operations               38,765   21,151    23,719

Income tax effect on equity:
   Income tax allocated to cumulative effect of
      adoption of SFAS No. 106                                         0        0    (2,064)
   Income tax allocated to stockholder's equity:
      Adoption of SFAS No. 115                                         0   40,312         0
      Attributable to unrealized gains and losses for the year   108,559  (79,201)       62
                                                                --------  --------  --------

Total income tax effect on equity                               $147,324  (17,738)   21,717
                                                                ========  ========  ========

COMPONENTS OF INCOME TAX EXPENSE


Income tax expense computed at the statutory rate of 35% in 1995, 1994 and 1993, varies  from  tax  expense  reported in the Consolidated Statements of Income for the respective years ended December 31 as follows:


                                                             1995     1994     1993
                                                           --------  -------  -------
Income tax expense computed at the statutory rate          $44,087   26,819   28,125
Dividends received deductions and tax-exempt interest       (5,430)  (3,967)  (2,189)
Foreign tax                                                   (464)     (79)  (1,324)
Interest on tax deficiency                                     408     (716)     528
Impact of statutory rate change on deferred tax liability        0        0      945
Utilization of net operating loss and alternative
     minimum tax credits                                         0        0   (2,549)
Other                                                          164     (906)     183
                                                           --------  -------  -------

         Income tax expense as reported                    $38,765   21,151   23,719
                                                           ========  =======  =======

COMPONENTS OF DEFERRED TAX ASSETS AND LIABILITIES ON THE BALANCE SHEET


Tax  effects  of  temporary differences giving rise to the significant components of the net deferred tax liability at December 31 are as follows:

                                                                         1995     1994
                                                                       --------  -------
Deferred tax assets:
    Provision for post retirement benefits                             $  1,936    1,885
    Allowance for uncollectible accounts                                  2,283    2,961
    Policy reserves                                                     175,963  188,602
    Unrealized losses on investments in available for sale securities         0   35,584
                                                                       --------  -------
        Total deferred tax assets                                       180,182  229,032
                                                                       --------  -------

Deferred tax liabilities:
    Deferred acquisition costs                                          234,393  229,577
    Net unrealized gain                                                  72,975        0
    Other                                                                12,988    5,262
                                                                       --------  -------
        Total deferred tax liabilities                                  320,356  234,839
                                                                       --------  -------

Net deferred tax liability                                             $140,174    5,807
                                                                       ========  =======

Although realization is not assured, the Company believes it is not necessary to establish a valuation allowance for the deferred tax asset as it is more likely than not the deferred tax asset will be realized principally through future reversals of existing taxable temporary differences and future taxable income. The amount of the deferred tax asset considered realizable, however, could be reduced in the near term if estimates of future reversals of existing taxable temporary differences and future taxable income are reduced.

As of December 31, 1995, the Company had no tax loss carryforwards or alternative minimum tax credits.

The Company files a consolidated federal income tax return with AZOA and all of its wholly owned subsidiaries. The consolidated tax allocation agreement stipulates that each company participating in the return will bear its share of the tax liability pursuant to United States Treasury Department regulations. The Company and each of its insurance subsidiaries generally will be paid for the tax benefit on their losses, and any other tax attributes, to the extent they could have obtained a benefit against their post-1990 separate return taxable income or tax. Income taxes paid by the Company were $14,865, $15,162 and $28,465 in 1995, 1994 and 1993, respectively. At December 31, 1995 and 1994 the Company has a tax recoverable from AZOA of $3,257 and $5,095 and a recoverable from Revenue Canada Taxation of $690 and a payable to Revenue Canada Taxation of $1,301, respectively.


(9)  RELATED PARTY TRANSACTIONS

In November 1995, the Company purchased the 400 non-voting common shares in its subsidiary, Canadian American Financial Corporation from AZOA for $7,903. The acquisition of the shares increased the Company's equity ownership in both voting and non-voting common stock to 100%.

As of December 31, 1995 and 1994, Allianz Real Estate (AzRE), a wholly owned subsidiary of AZOA, owned 100% of the stock or was a limited partner of certain entities whose assets include mortgage loans issued by the Company amounting to $6,245 and $12,100, respectively. Included in the mortgage loans are properties originally foreclosed upon by the Company of which the balances at December 31, 1995 and 1994 are $1,650 and $4,575, respectively.

Allianz Investment Corporation (AIC) manages the Company's investment
portfolio.    The Company paid AIC $1,024, $1,285 and $1,207 in 1995, 1994 and
1993, respectively, for investment advisory fees. The Company's liability to AIC was $377 and $0 at December 31, 1995 and 1994, respectively.

The Company shares a data center with affiliated insurance companies. Usage charges paid to the data center by the Company were $3,752, $4,228 and $4,715 in 1995, 1994 and 1993, respectively. The Company's liability for data center charges was $337 and $457 at December 31, 1995 and 1994, respectively.

The Company reimbursed AZOA $738, $817 and $339 in 1995, 1994 and 1993, respectively, for certain administrative services performed. The Company's liability to AZOA was $528 and $264 at December 31, 1995 and 1994, respectively.

In June 1994, the Company authorized 200 million shares of preferred stock with a par value of $1 per share. This preferred stock is issuable in series with the number of shares, redemption rights and dividend rate designated by the Board of Directors for each series. Dividends are cumulative at a rate reflective of prevailing market conditions at time of issue and are payable semiannually. Dividend payments are restricted by provisions in State of Minnesota statutes. In June 1994, the Company issued 25 millions shares of Series A preferred stock with a dividend rate of 6.4% to AZOA for $25,000. In December 1994, the Company issued 15 millions shares of Series B preferred stock with a dividend rate of 6.95% to AZOA for $15,000. In December 1995, the Company redeemed and canceled the 15 million shares of Series B preferred stock issued to AZOA. There are currently 25 million shares of Series A preferred stock issued and outstanding.

In 1995 and 1994, AZOA contributed additional capital to the Company of $594 and $5,190, respectively.


(10)  EMPLOYEE BENEFIT PLANS

The Company participates in the Allianz Primary Retirement Plan (Primary Retirement Plan), a defined contribution plan. The Company makes contributions to a money purchase pension plan on behalf of eligible participants. All employees, excluding agents, are eligible to participate in the Primary Retirement Plan after two years of service. The contributions are based on a percentage of the participant's salary with the participants being 100% vested upon eligibility. It is the Company's policy to fund the plan costs as accrued. Total pension contributions were $860, $918 and $1,363 in 1995, 1994 and 1993, respectively.

The Company participates in the Allianz Asset Accumulation Plan (Allianz
Plan), a defined contribution plan sponsored by AZOA. Under the Allianz Plan provisions, the Company will match from 50% to 100% of eligible employees' contributions up to a maximum of 6% of a participant's compensation. The total Company match for 1995, 1994 and 1993 Plan participants was 100%. All employees, excluding agents, are eligible to participate after one year of service and are fully vested in the Company's matching contribution after three years of service. The Allianz Plan will accept participants' pretax or after-tax contributions up to 15% of the participant's compensation. It is the Company's policy to fund the Allianz Plan costs as accrued. The Company has accrued $1,188, $1,266 and $1,270 in 1995, 1994 and 1993, respectively, toward planned contributions.

The Company sponsors an asset accumulation plan for field agents. Under the Plan provisions, the Company will match 100% of eligible agents' contributions up to a maximum of 3% of a participant's compensation. The Plan accepts participant's pretax or after tax contributions up to 10% of participant's compensation. It is the Company's policy to fund the Plan costs as accrued. In 1995, the Company discontinued support of its individual agency field force and suspended contributions to the Plan as of January 1, 1996. Also during 1995, participation in the Plan decreased significantly resulting in a partial plan termination whereby participants as of January 1, 1995 became fully vested in the Plan. The Company has no intention to fully terminate the Plan in the near term. Total Company contributions to the Plan were $118, $386 and $319 in 1995, 1994 and 1993, respectively.

The Company adopted SFAS No. 106, effective January 1, 1993 which requires benefits paid to retirees, other than pension benefits, to be accrued. The transition obligation associated with this adoption was $4,006, which is net of a $2,064 tax benefit. The Company's current plan obligation is $5,532 and the liability is included in "Other liabilities" in the accompanying balance sheet.


(11)  STATUTORY FINANCIAL DATA AND DIVIDEND RESTRICTIONS

Statutory accounting is directed toward insurer solvency and protection of policyholders. Accordingly, certain items recorded in financial statements prepared under GAAP are excluded in determining statutory policyholders' surplus. These items include, among other, deferred acquisition costs, furniture and fixtures, accident and health premiums receivable which are more than 90 days past due, deferred taxes and undeclared dividends to policyholders. Additionally, future life policy and annuity benefit reserves calculated for statutory accounting do not include provisions for withdrawals.


The differences between stockholder's equity and net income reported in accordance with statutory accounting  practices  and  the accompanying consolidated financial statements as of and for the year ended
December 31 are as follows:

                                             Stockholder's   Stockholder's     Net        Net        Net
                                                equity           equity       Income    Income     Income
                                            ---------------  --------------  --------  ---------  ---------
                                                 1995             1994         1995      1994       1993
                                            ---------------  --------------  --------  ---------  ---------
Statutory basis                             $      299,186         294,334    11,565      6,895        657
Adjustments:
  Change in reserve basis                         (211,678)       (339,283)  (43,642)  (109,473)  (138,864)
  Deferred acquisition costs                       826,994         798,442    28,552    132,090    253,240
  Net deferred taxes                              (140,174)         (5,807)  (25,772)   (16,053)     6,496
  Statutory asset valuation reserve                100,462          59,169         0          0          0
  Statutory interest maintenance reserve            25,061          16,305     8,756     (4,768)    11,178
  Modified coinsurance reinsurance                (119,178)        (51,947)  104,222     44,920    (75,611)

  Unrealized gains (losses) on investments         163,237         (99,408)        0          0          0
  Nonadmitted assets                                 1,471           2,302         0          0          0
  Cumulative effect of accounting changes                0               0         0          0     26,875
  Other                                              5,813           5,338     3,516      1,864       (461)
                                            ---------------  --------------  --------  ---------  ---------

   As reported in the accompanying
    consolidated financial statements       $      951,194         679,445    87,197     55,475     83,510
                                            ===============  ==============  ========  =========  =========

The Company is required to meet minimum statutory capital and surplus requirements. The Company's statutory capital and surplus as of December 31, 1995 and 1994 was in compliance with these requirements. The maximum amount of dividends which can be paid by Minnesota insurance companies to stockholders without prior approval of the Commissioner of Commerce is subject to restrictions relating to statutory earned surplus, also known as unassigned funds. Unassigned funds are determined in accordance with the accounting procedures and practices governing preparation of the statutory annual statement, minus 25% of earned surplus attributable to unrealized capital gains. In accordance with Minnesota Statutes, the Company may declare and pay from its surplus, cash dividends of not more than the greater of 10% of its beginning of the year statutory surplus in any year, or the net gain from operations of the insurer, not including realized gains, for the 12-month period ending the 31st day of the next preceding year. In 1995 and 1994, respectively, the Company paid dividends on preferred stock in the amount of $2,651 and $413, respectively to AZOA. Dividends of $23,433 could be paid in 1996 without prior approval of the Commissioner of Commerce.

REGULATORY RISK BASED CAPITAL


An insurance enterprise's state of domicile imposes minimum risk-based capital requirements that were developed by the National Association of Insurance
Commissioners  (NAIC).   The formulas for determining the amount of risk-based
capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk.
Regulatory  compliance  is determined by a ratio of an enterprise's regulatory total  adjusted capital to its authorized control level risk-based capital, as defined  by  the NAIC.  Enterprises below specific triggerpoints or ratios are classified  within certain levels, each of which requires specified corrective action.  The levels and ratios are as follows:

                           Ratio of total adjusted capital to
                          authorized control level risk-based
Regulatory Event            Capital (less than or equal to)
------------------------  ------------------------------------
Company action level         2 (or 2.5 with negative trends)
Regulatory action level                    1.5
Authorized control level                    1
Mandatory control level                    0.7

The Company met the minimum risk-based capital requirements for the years ended December 31, 1995 and 1994.

PERMITTED STATUTORY ACCOUNTING PRACTICES

The Company is required to file annual statements with insurance regulatory authorities which are prepared on an accounting basis prescribed or permitted by such authorities. Currently, prescribed statutory accounting practices include state laws, regulations, and general administrative rules, as well as a variety of publications of the NAIC. Permitted statutory accounting practices encompass all accounting practices that are not prescribed; such practices differ from state to state, may differ from company to company within a state, and may change in the future. The NAIC currently has a project underway to codify statutory accounting practices, the result of which is expected to constitute the only source of "prescribed" statutory accounting practices. Accordingly, that project will likely change the definition of what comprises prescribed versus permitted statutory accounting practices, and may result in changes to existing accounting policies insurance enterprises use to prepare their statutory financial statements. The Company does not currently use permitted statutory accounting practices which have a significant impact on its statutory financial statements.


(12)  COMMITMENTS AND CONTINGENCIES

The Company and its subsidiaries are involved in various pending or threatened legal proceedings arising from the conduct of their business. In the opinion of management, the ultimate resolution of such litigation will not have a material adverse effect on the consolidated financial position of the Company.

The Company is contingently liable for possible future assessments under regulatory requirements pertaining to insolvencies and impairments of
unaffiliated  insurance  companies.    Provision has been made for assessments
currently received and assessments anticipated for known insolvencies.


(13)  FOREIGN CURRENCY TRANSLATION


The net assets of the Company's foreign operations are translated into U.S.
dollars using exchange rates in effect at each year end. Translation adjustments arising from differences in exchange rates from period to period are included in the accumulated foreign currency translation adjustment reported as a separate component of stockholder's equity. An analysis of this account for the respective years ended December 31 follows:

                                                          1995     1994     1993
                                                        --------  -------  -------
Beginning amount of cumulative translation adjustments  $(3,787)  (2,708)  (1,835)
                                                        --------  -------  -------

Aggregate adjustment for the period resulting from
    translation adjustments                                 511   (1,659)  (1,746)
Amount of income tax benefit for period related to
    aggregate adjustment                                   (179)     580      873
                                                        --------  -------  -------
    Net aggregate translation included in equity            332   (1,079)    (873)
                                                        --------  -------  -------

Ending amount of cumulative translation adjustments     $(3,455)  (3,787)  (2,708)
                                                        ========  =======  =======

Canadian foreign exchange rate at end of year            0.7329   0.7129   0.7554

(14)  SUPPLEMENTARY INSURANCE INFORMATION


The following table summarizes certain financial information by line of business for 1995, 1994 and 1993:

                As         of      December     31        For       the      year       ended    December      31
             ---------  ---------  --------  --------  ---------  -------  ---------  ---------  ---------  ---------
                                                                                      Amortiz-
                         Future                         Premium            Benefits,    ation
                         policy               Other     revenue             claims       of
             Deferred   benefits,             policy      and               losses,   deferred
              policy     losses,              claims     other      Net       and      policy
              acquis-    claims                and     contract   invest-   settle-    acquis-     Other    Premiums
               ition    and loss   Unearned  benefits  consider-   ment      ment       ition    operating   written
               costs     expense   premiums  payable    ations    income   expenses   costs (a)  expenses      (b)
             ---------  ---------  --------  --------  ---------  -------  ---------  ---------  ---------  ---------
1995:
Life         $ 179,915  1,088,964     5,493    62,660    310,514   83,741    239,287     8,475     124,415
Annuities      629,515  2,601,943         0       580    136,736   98,214     89,321   (34,235)    137,000
Accident
 and health     17,564          0    28,688   308,658    354,500   19,203    249,232    (2,792)    105,615
             ---------  ---------  --------  --------  ---------  -------  ---------  ---------  ---------

             $ 826,994  3,690,907    34,181   371,898    801,750  201,158    577,840   (28,552)    367,030
             =========  =========  ========  ========  =========  =======  =========  =========  =========

1994:
Life         $ 188,390  1,022,537     6,012    63,728    290,971   78,100    228,383     6,889     114,767
Annuities      595,280  2,304,560         0       360    113,434   86,168     88,100  (140,776)    210,933
Accident
 and health     14,772          0    34,364   291,323    345,684   17,023    236,614     1,797     121,645
             ---------  ---------  --------  --------  ---------  -------  ---------  ---------  ---------

             $ 798,442  3,327,097    40,376   355,411    750,089  181,291    553,097  (132,090)    447,345
             =========  =========  ========  ========  =========  =======  =========  =========  =========

1993:
Life         $ 195,279    989,309     7,389    57,763    263,397   80,422    206,157   (10,925)    186,457
Annuities      454,504  1,986,801         0       578     62,950   78,674     86,227  (243,113)    191,783
Accident
 and health     16,569          0    34,181   264,583    354,837   15,735    241,443       804     154,493
             ---------  ---------  --------  --------  ---------  -------  ---------  ---------  ---------

             $ 666,352  2,976,110    41,570   322,924    681,184  174,831    533,827  (253,234)    532,733
             =========  =========  ========  ========  =========  =======  =========  =========  =========

(a) Represents the net change in deferred policy acquisition cost reported in the income statement.

(b)  Premiums written are not applicable for life insurance companies.

                                   APPENDIX A

                          ILLUSTRATION OF POLICY VALUES


The following tables illustrate how Account Values, Cash Surrender Values and death benefits of a Policy change with the investment experience of the Sub-Accounts for Policies issued using standard underwriting and jet/simplified underwriting. The Account Values, Cash Surrender Values and death benefits in the tables take into account all charges and deductions against the Policy. These tables assume that the cost of insurance rates for the Policy are based on the current and guaranteed rates appropriate to the class indicated. These tables also assume that a $100,000 single premium is paid. For premiums of other than $100,000, the tables shown can be adjusted (i.e. for a $10,000 premium, multiply the attached tables by $10,000 divided by 100,000 or for a $200,000 premium, multiply the attached tables by 200,000 divided by 100,000). These tables all assume that the Insured is in the most favorable risk status, i.e., Non-Smoker. For Insureds who are classified as Smoker or less favorable risk status, the cost of insurance will be greater and thus Policy values will be less given the same assumed hypothetical gross annual investment rates of return.


Gross investment returns of 0%, 6% and 12% are assumed to be level for all years shown. The values would be different if the rates of return averaged 0%, 6% and 12% over the period of years but fluctuated above and below those averages during individual years.

The values shown reflect the fact that the net investment return of the Sub-Accounts is lower than the gross investment return on the assets held in the Funds because of the charges levied against the Sub-Accounts. The daily investment advisory fee is assumed to be equivalent to an annual rate of 0.50% of the net assets of the Fund of the Trust (which is the average of the investment advisory fees assessed the Trust in 1995 weighted by Sub-Account value as of 12/31/95). The values also assume that each Fund of the Trust will incur expenses annually which are assumed to be 0.03% of the average net assets of the Fund. This is the average in 1995, weighted by Sub-Account value as of 12/31/95. The Sub-Accounts will be assessed for mortality and expense risks at an annual rate of 0.60% of the average daily net assets of the Sub-Account and for administrative expenses at an annual rate of 0.15% of the average daily net assets of the Sub-Account. After taking these expenses and charges into consideration, the illustrated gross annual investment rates of 0%, 6% and 12% are equivalent to net rates of -1.27%, 4.65% and 10.58%.

The Company deducts the cost of insurance for a Policy Processing Period from the Account Values. The cost of insurance rate is based on the sex (where permitted by state law), attained age and rate class of the Insured.

Upon request, the Company will provide a comparable illustration based upon the attained age, sex (where permitted by state law) and rate class of the proposed Insured and for the face amount or premium requested.


Allianz Life Insurance Company of North America                                 Designed For: Jane Doe
Minneapolis, Minnesota                                                          Prepared By: Any Representative


                                                      FRANKLIN VALUEMARK
                                            SINGLE PREMIUM VARIABLE LIFE INSURANCE
                                                FEMALE NON-SMOKER STANDARD ISSUE


Initial Face Amount:..................... $448,956                Single Premium:......................... $100,000
Issue Age:...............................       35                State:..................................       MN
---------------------------------------------------------------------------------------------------------------------------


                            Summary of end of year values  assuming  0.00% gross rate of return.
                                This illustration is based on CURRENT mortality costs.

                                        PREMIUM                                        CASH
           POLICY                        ACCUM        POLICY         ACCOUNT         SURRENDER         DEATH
            YEAR         PAYMENT        @ 5.00%        LOAN           VALUE            VALUE          BENEFIT
------------------------------------------------------------------------------------------------------------------
              1         $100,000       $105,000          0          $97,626           $91,326         $448,956
              2                0        110,250          0           95,253            89,653          448,956
              3                0        115,762          0           92,877            87,977          448,956
              4                0        121,550          0           90,493            86,293          448,956
              5                0        127,628          0           88,099            84,599          448,956
             10                0        162,889          0           75,822            75,822          448,956
             15                0        207,892          0           66,235            66,235          448,956
             20                0        265,329          0           54,925            54,925          448,956
             25                0        338,635          0           40,880            40,880          448,956
             30                0        432,194          0           22,090            22,090          448,956


                            Summary of end of year values  assuming  0.00% gross rate of return.
                                 This illustration is based on GUARANTEED mortality costs.

                                        PREMIUM                                        CASH
           POLICY                        ACCUM        POLICY         ACCOUNT         SURRENDER         DEATH
            YEAR         PAYMENT        @ 5.00%        LOAN           VALUE            VALUE          BENEFIT
------------------------------------------------------------------------------------------------------------------
              1         $100,000       $105,000          0          $97,492           $91,192         $448,956
              2                0        110,250          0           94,977            89,377          448,956
              3                0        115,762          0           92,448            87,548          448,956
              4                0        121,550          0           89,901            85,701          448,956
              5                0        127,628          0           87,333            83,833          448,956
             10                0        162,889          0           73,953            73,953          448,956
             15                0        207,892          0           62,808            62,808          448,956
             20                0        265,329          0           49,198            49,198          448,956
             25                0        338,635          0           31,701            31,701          448,956
             30                0        432,194          0            7,454             7,454          448,956

IT IS  EMPHASIZED  THAT THE ASSUMED  INVESTMENT  RATES OF RETURN SHOWN ABOVE AND ELSEWHERE ARE  ILLUSTRATIVE  ONLY
AND SHOULD NOT BE DEEMED A  REPRESENTATION  OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN
MAY BE MORE OR LESS THAN THOSE  SHOWN AND WILL  DEPEND ON A NUMBER OF  FACTORS,  INCLUDING  THE INVESTMENT
ALLOCATIONS  MADE BY AN OWNER AND RATES OF RETURN FOR THE FUNDS. THE DEATH  BENEFIT,  ACCOUNT  VALUE AND CASH
SURRENDER  VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF RETURN AVERAGED
THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL  POLICY
YEARS. NO  REPRESENTATIONS  CAN BE MADE BY THE COMPANY OR THE TRUST THAT THIS  ASSUMED  INVESTMENT  RATE OF RETURN
CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


Allianz Life Insurance Company of North America                                 Designed For: Jane Doe
Minneapolis, Minnesota                                                          Prepared By: Any Representative


                                                      FRANKLIN VALUEMARK
                                            SINGLE PREMIUM VARIABLE LIFE INSURANCE
                                                FEMALE NON-SMOKER STANDARD ISSUE


Initial Face Amount:..................... $448,956            Single Premium:......................... $100,000
Issue Age:...............................       35            State:..................................       MN
---------------------------------------------------------------------------------------------------------------------------


                            Summary of end of year values  assuming  6.00% gross rate of return.
                                 This illustration is based on CURRENT mortality costs.

                                        PREMIUM                                       CASH
           POLICY                        ACCUM        POLICY        ACCOUNT         SURRENDER          DEATH
            YEAR        PAYMENT         @ 5.00%        LOAN          VALUE            VALUE           BENEFIT
------------------------------------------------------------------------------------------------------------------
              1         $100,000       $105,000          0         $103,530         $  97,230         $469,376
              2                0        110,250          0          107,196           101,596          474,199
              3                0        115,762          0          110,998           106,098          478,859
              4                0        121,550          0          114,942           110,742          482,288
              5                0        127,628          0          119,029           115,529          487,802
             10                0        162,889          0          141,741           141,741          508,388
             15                0        207,892          0          172,678           172,678          528,329
             20                0        265,329          0          209,528           209,528          549,365
             25                0        338,635          0          253,212           253,212          572,007
             30                0        432,194          0          304,622           304,622          595,472

                            Summary of end of year values  assuming  6.00% gross rate of return.
                                 This  illustration is based on GUARANTEED mortality costs.

                                        PREMIUM                                       CASH
           POLICY                        ACCUM        POLICY        ACCOUNT         SURRENDER          DEATH
            YEAR        PAYMENT         @ 5.00%        LOAN          VALUE            VALUE           BENEFIT
------------------------------------------------------------------------------------------------------------------
              1         $100,000       $105,000          0         $103,390         $  97,090         $468,698
              2                0        110,250          0          106,900           101,300          472,818
              3                0        115,762          0          110,529           105,629          476,743
              4                0        121,550          0          114,281           110,081          479,411
              5                0        127,628          0          118,156           114,656          484,116
             10                0        162,889          0          139,428           139,428          500,091
             15                0        207,892          0          168,172           168,172          514,542
             20                0        265,329          0          201,764           201,764          529,007
             25                0        338,635          0          240,758           240,758          543,872
             30                0        432,194          0          285,558           285,558          558,205

IT IS  EMPHASIZED  THAT THE ASSUMED  INVESTMENT  RATES OF RETURN SHOWN ABOVE AND ELSEWHERE ARE  ILLUSTRATIVE  ONLY
AND SHOULD NOT BE DEEMED A  REPRESENTATION  OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN
MAY BE MORE OR LESS THAN THOSE  SHOWN AND WILL  DEPEND ON A NUMBER OF  FACTORS,  INCLUDING  THE INVESTMENT
ALLOCATIONS  MADE BY AN OWNER AND RATES OF RETURN FOR THE FUNDS. THE DEATH  BENEFIT,  ACCOUNT  VALUE AND CASH
SURRENDER  VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF RETURN AVERAGED
THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL  POLICY
YEARS. NO  REPRESENTATIONS  CAN BE MADE BY THE COMPANY OR THE TRUST THAT THIS  ASSUMED  INVESTMENT  RATE OF RETURN
CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


Allianz Life Insurance Company of North America                                 Designed For: Jane Doe
Minneapolis, Minnesota                                                          Prepared By: Any Representative



                                                       FRANKLIN VALUEMARK
                                            SINGLE PREMIUM VARIABLE LIFE INSURANCE
                                                FEMALE NON-SMOKER STANDARD ISSUE


Initial Face Amount:.....................     $448,956            Single Premium:.........................     $100,000
Issue Age:...............................           35            State:..................................           MN
---------------------------------------------------------------------------------------------------------------------------


                            Summary of end of year values  assuming 12.00% gross rate of return.
                                 This illustration is based on CURRENT mortality costs.

                                        PREMIUM                                        CASH
           POLICY                        ACCUM        POLICY         ACCOUNT         SURRENDER        DEATH
            YEAR         PAYMENT        @ 5.00%        LOAN           VALUE            VALUE         BENEFIT
------------------------------------------------------------------------------------------------------------------
              1         $100,000       $105,000          0        $   109,429      $   103,129     $   497,853
              2                0        110,250          0            119,796          114,196         533,012
              3                0        115,762          0            131,189          126,289         569,991
              4                0        121,550          0            143,710          139,510         607,573
              5                0        127,628          0            157,463          153,963         650,080
             10                0        162,889          0            249,246          249,246         893,981
             15                0        207,892          0            399,884          399,884       1,223,494
             20                0        265,329          0            639,007          639,007       1,675,419
             25                0        338,635          0          1,016,981        1,016,981       2,297,361
             30                0        432,194          0          1,611,218        1,611,218       3,149,593

                            Summary of end of year values  assuming 12.00% gross rate of return.
                                 This  illustration is based on GUARANTEED mortality costs.

                                        PREMIUM                                        CASH
           POLICY                        ACCUM        POLICY         ACCOUNT         SURRENDER        DEATH
            YEAR         PAYMENT        @ 5.00%        LOAN           VALUE            VALUE         BENEFIT
------------------------------------------------------------------------------------------------------------------
              1         $100,000       $105,000          0        $   109,280      $   102,980     $   497,135
              2                0        110,250          0            119,464          113,864         531,464
              3                0        115,762          0            130,633          125,733         567,480
              4                0        121,550          0            142,881          138,681         603,964
              5                0        127,628          0            156,304          152,804         645,189
             10                0        162,889          0            245,191          245,191         879,436
             15                0        207,892          0            389,470          389,470       1,191,629
             20                0        265,329          0            615,359          615,359       1,612,416
             25                0        338,635          0            967,008          967,008       2,184,471
             30                0        432,194          0          1,510,458        1,510,458       2,952,628

IT IS  EMPHASIZED  THAT THE ASSUMED  INVESTMENT  RATES OF RETURN SHOWN ABOVE AND ELSEWHERE ARE  ILLUSTRATIVE  ONLY
AND SHOULD NOT BE DEEMED A  REPRESENTATION  OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN
MAY BE MORE OR LESS THAN THOSE  SHOWN AND WILL  DEPEND ON A NUMBER OF  FACTORS,  INCLUDING  THE INVESTMENT
ALLOCATIONS  MADE BY AN OWNER AND RATES OF RETURN FOR THE FUNDS. THE DEATH  BENEFIT,  ACCOUNT  VALUE AND CASH
SURRENDER  VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF RETURN AVERAGED
THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL  POLICY
YEARS. NO  REPRESENTATIONS  CAN BE MADE BY THE COMPANY OR THE TRUST THAT THIS  ASSUMED  INVESTMENT  RATE OF RETURN
CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


Allianz Life Insurance Company of North America                                 Designed For: Jane Doe
Minneapolis, Minnesota                                                          Prepared By: Any Representative

                                                       FRANKLIN VALUEMARK
                                            SINGLE PREMIUM VARIABLE LIFE INSURANCE
                                            FEMALE NON-SMOKER JET/SIMPLIFIED ISSUE


Initial Face Amount:.....................     $275,773            Single Premium:.........................     $100,000
Issue Age:...............................           50            State:..................................           MN
---------------------------------------------------------------------------------------------------------------------------


                            Summary of end of year values  assuming  0.00% gross rate of return.
                                 This illustration is based on CURRENT mortality costs.

                                        PREMIUM                                        CASH
           POLICY                        ACCUM        POLICY         ACCOUNT         SURRENDER         DEATH
            YEAR         PAYMENT        @ 5.00%        LOAN           VALUE            VALUE          BENEFIT
------------------------------------------------------------------------------------------------------------------
              1         $100,000       $105,000          0          $97,353           $91,053         $275,773
              2                0        110,250          0           94,681            89,081          275,773
              3                0        115,762          0           91,975            87,075          275,773
              4                0        121,550          0           89,227            85,027          275,773
              5                0        127,628          0           86,435            82,935          275,773
             10                0        162,889          0           71,691            71,691          275,773
             15                0        207,892          0           57,928            57,928          275,773
             20                0        265,329          0           38,160            38,160          275,773
             25                0        338,635          0            6,366             6,366          275,773
             30                0        432,194          0                0                 0          275,773

                            Summary of end of year values  assuming  0.00% gross rate of return.
                                 This  illustration is based on GUARANTEED mortality costs.

                                        PREMIUM                                        CASH
           POLICY                        ACCUM        POLICY         ACCOUNT         SURRENDER         DEATH
            YEAR         PAYMENT        @ 5.00%        LOAN           VALUE            VALUE          BENEFIT
------------------------------------------------------------------------------------------------------------------
              1         $100,000       $105,000          0          $96,836           $90,536         $275,773
              2                0        110,250          0           93,604            88,004          275,773
              3                0        115,762          0           90,288            85,388          275,773
              4                0        121,550          0           86,875            82,675          275,773
              5                0        127,628          0           83,357            79,857          275,773
             10                0        162,889          0           63,956            63,956          275,773
             15                0        207,892          0           42,673            42,673          275,773
             20                0        265,329          0            8,750             8,750          275,773
             25                0        338,635          0                0                 0          275,773
             30                0        432,194          0                0                 0          275,773

IT IS  EMPHASIZED  THAT THE ASSUMED  INVESTMENT  RATES OF RETURN SHOWN ABOVE AND ELSEWHERE ARE  ILLUSTRATIVE  ONLY
AND SHOULD NOT BE DEEMED A  REPRESENTATION  OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN
MAY BE MORE OR LESS THAN THOSE  SHOWN AND WILL  DEPEND ON A NUMBER OF  FACTORS,  INCLUDING  THE INVESTMENT
ALLOCATIONS  MADE BY AN OWNER AND RATES OF RETURN FOR THE FUNDS. THE DEATH  BENEFIT,  ACCOUNT  VALUE AND CASH
SURRENDER  VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF RETURN AVERAGED
THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL  POLICY
YEARS. NO  REPRESENTATIONS  CAN BE MADE BY THE COMPANY OR THE TRUST THAT THIS  ASSUMED  INVESTMENT  RATE OF RETURN
CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


Allianz Life Insurance Company of North America                                 Designed For: Jane Doe
Minneapolis, Minnesota                                                          Prepared By: Any Representative

                                                      FRANKLIN VALUEMARK
                                            SINGLE PREMIUM VARIABLE LIFE INSURANCE
                                            FEMALE NON-SMOKER JET/SIMPLIFIED ISSUE


Initial Face Amount:..................... $275,773            Single Premium:......................... $100,000
Issue Age:...............................       50            State:..................................       MN
---------------------------------------------------------------------------------------------------------------------------


                            Summary of end of year values  assuming  6.00% gross rate of return.
                                 This illustration is based on CURRENT mortality costs.

                                        PREMIUM                                        CASH
           POLICY                        ACCUM        POLICY         ACCOUNT         SURRENDER         DEATH
            YEAR         PAYMENT        @ 5.00%        LOAN           VALUE            VALUE          BENEFIT
------------------------------------------------------------------------------------------------------------------
              1         $100,000       $105,000          0         $103,247         $  96,947         $287,477
              2                0        110,250          0          106,596           100,996          290,307
              3                0        115,762          0          110,045           105,145          293,035
              4                0        121,550          0          113,595           109,395          295,673
              5                0        127,628          0          117,250           113,750          298,241
             10                0        162,889          0          137,306           137,306          310,175
             15                0        207,892          0          164,249           164,249          321,072
             20                0        265,329          0          194,517           194,517          332,547
             25                0        338,635          0          227,852           227,852          344,150
             30                0        432,194          0          261,995           261,995          356,311

                            Summary of end of year values  assuming  6.00% gross rate of return.
                                 This illustration is based on GUARANTEED mortality costs.

                                        PREMIUM                                        CASH
           POLICY                        ACCUM        POLICY         ACCOUNT         SURRENDER         DEATH
            YEAR         PAYMENT        @ 5.00%        LOAN           VALUE            VALUE          BENEFIT
------------------------------------------------------------------------------------------------------------------
              1         $100,000       $105,000          0         $102,710         $  96,410         $285,885
              2                0        110,250          0          105,468            99,868          287,064
              3                0        115,762          0          108,264           103,364          288,072
              4                0        121,550          0          111,095           106,895          288,918
              5                0        127,628          0          113,965           110,465          289,628
             10                0        162,889          0          129,035           129,035          291,490
             15                0        207,892          0          148,759           148,759          290,792
             20                0        265,329          0          168,482           168,482          288,037
             25                0        338,635          0          187,156           187,156          282,683
             30                0        432,194          0          201,060           201,060          275,773

IT IS  EMPHASIZED  THAT THE ASSUMED  INVESTMENT  RATES OF RETURN SHOWN ABOVE AND ELSEWHERE ARE  ILLUSTRATIVE  ONLY
AND SHOULD NOT BE DEEMED A  REPRESENTATION  OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN
MAY BE MORE OR LESS THAN THOSE  SHOWN AND WILL  DEPEND ON A NUMBER OF  FACTORS,  INCLUDING  THE INVESTMENT
ALLOCATIONS  MADE BY AN OWNER AND RATES OF RETURN FOR THE FUNDS. THE DEATH  BENEFIT,  ACCOUNT  VALUE AND CASH
SURRENDER  VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF RETURN AVERAGED
THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL  POLICY
YEARS. NO  REPRESENTATIONS  CAN BE MADE BY THE COMPANY OR THE TRUST THAT THIS  ASSUMED  INVESTMENT  RATE OF RETURN
CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


Allianz Life Insurance Company of North America                                 Designed For: Jane Doe
Minneapolis, Minnesota                                                          Prepared By: Any Representative


                                                         FRANKLIN VALUEMARK
                                            SINGLE PREMIUM VARIABLE LIFE INSURANCE
                                            FEMALE NON-SMOKER JET/SIMPLIFIED ISSUE


Initial Face Amount:..................... $275,773            Single Premium:......................... $100,000
Issue Age:...............................       50            State:..................................       MN
---------------------------------------------------------------------------------------------------------------------------


                            Summary of end of year values  assuming 12.00% gross rate of return.
                                 This illustration is based on CURRENT mortality costs.

                                        PREMIUM                                        CASH
           POLICY                        ACCUM        POLICY         ACCOUNT         SURRENDER        DEATH
            YEAR         PAYMENT        @ 5.00%        LOAN           VALUE            VALUE         BENEFIT
------------------------------------------------------------------------------------------------------------------
              1         $100,000       $105,000          0        $   109,129      $   102,829     $   304,919
              2                0        110,250          0            119,124          113,524         326,318
              3                0        115,762          0            130,059          125,159         348,813
              4                0        121,550          0            142,019          137,819         372,499
              5                0        127,628          0            155,101          151,601         397,484
             10                0        162,889          0            241,473          241,473         545,487
             15                0        207,892          0            380,404          380,404         743,610
             20                0        265,329          0            593,288          593,288       1,014,286
             25                0        338,635          0            915,221          915,221       1,382,359
             30                0        432,194          0          1,385,898        1,385,898       1,884,808

                            Summary of end of year values  assuming 12.00% gross rate of return.
                                 This llustration is based on GUARANTEED mortality costs.

                                        PREMIUM                                        CASH
           POLICY                        ACCUM        POLICY         ACCOUNT         SURRENDER        DEATH
            YEAR         PAYMENT        @ 5.00%        LOAN           VALUE            VALUE         BENEFIT
------------------------------------------------------------------------------------------------------------------
              1         $100,000       $105,000          0        $   108,561      $   102,261     $   303,233
              2                0        110,250          0            117,859          112,259         322,683
              3                0        115,762          0            127,947          123,047         342,927
              4                0        121,550          0            138,883          134,683         364,022
              5                0        127,628          0            150,741          147,241         386,052
             10                0        162,889          0            226,972          226,972         512,729
             15                0        207,892          0            344,597          344,597         673,615
             20                0        265,329          0            513,983          513,983         878,705
             25                0        338,635          0            751,907          751,907       1,135,687
             30                0        432,194          0          1,064,441        1,064,441       1,447,630

IT IS  EMPHASIZED  THAT THE ASSUMED  INVESTMENT  RATES OF RETURN SHOWN ABOVE AND ELSEWHERE ARE  ILLUSTRATIVE  ONLY
AND SHOULD NOT BE DEEMED A  REPRESENTATION  OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN
MAY BE MORE OR LESS THAN THOSE  SHOWN AND WILL  DEPEND ON A NUMBER OF  FACTORS,  INCLUDING  THE INVESTMENT
ALLOCATIONS  MADE BY AN OWNER AND RATES OF RETURN FOR THE FUNDS. THE DEATH  BENEFIT,  ACCOUNT  VALUE AND CASH
SURRENDER  VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF RETURN AVERAGED
THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL  POLICY
YEARS. NO  REPRESENTATIONS  CAN BE MADE BY THE COMPANY OR THE TRUST THAT THIS  ASSUMED  INVESTMENT  RATE OF RETURN
CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


Allianz Life Insurance Company of North America                                 Designed For: John Doe
Minneapolis, Minnesota                                                          Prepared By: Any Representative


                                                       FRANKLIN VALUEMARK
                                            SINGLE PREMIUM VARIABLE LIFE INSURANCE
                                                 MALE NON-SMOKER STANDARD ISSUE


Initial Face Amount......................     $400,205            Single Premium:.........................     $100,000
Issue Age:...............................           35            State:..................................           MN
---------------------------------------------------------------------------------------------------------------------------


                            Summary of end of year values  assuming  0.00% gross rate of return.
                                 This illustration is based on CURRENT mortality costs.

                                        PREMIUM                                        CASH
           POLICY                        ACCUM        POLICY         ACCOUNT         SURRENDER         DEATH
            YEAR         PAYMENT        @ 5.00%        LOAN           VALUE            VALUE          BENEFIT
------------------------------------------------------------------------------------------------------------------
              1         $100,000       $105,000          0          $97,630           $91,330         $400,205
              2                0        110,250          0           95,268            89,668          400,205
              3                0        115,762          0           92,905            88,005          400,205
              4                0        121,550          0           90,539            86,339          400,205
              5                0        127,628          0           88,169            84,669          400,205
             10                0        162,889          0           76,060            76,060          400,205
             15                0        207,892          0           66,475            66,475          400,205
             20                0        265,329          0           54,651            54,651          400,205
             25                0        338,635          0           38,306            38,306          400,205
             30                0        432,194          0           13,465            13,465          400,205

                            Summary of end of year values  assuming  0.00% gross rate of return.
                                 This illustration is based on GUARANTEED mortality costs.

                                        PREMIUM                                        CASH
           POLICY                        ACCUM        POLICY         ACCOUNT         SURRENDER         DEATH
            YEAR         PAYMENT        @ 5.00%        LOAN           VALUE            VALUE          BENEFIT
------------------------------------------------------------------------------------------------------------------
              1         $100,000       $105,000          0          $97,497           $91,197         $400,205
              2                0        110,250          0           94,996            89,396          400,205
              3                0        115,762          0           92,486            87,586          400,205
              4                0        121,550          0           89,963            85,763          400,205
              5                0        127,628          0           87,425            83,925          400,205
             10                0        162,889          0           74,270            74,270          400,205
             15                0        207,892          0           63,123            63,123          400,205
             20                0        265,329          0           48,802            48,802          400,205
             25                0        338,635          0           28,116            28,116          400,205
             30                0        432,194          0                0                 0          400,205

IT IS  EMPHASIZED  THAT THE ASSUMED  INVESTMENT  RATES OF RETURN SHOWN ABOVE AND ELSEWHERE ARE  ILLUSTRATIVE  ONLY
AND SHOULD NOT BE DEEMED A  REPRESENTATION  OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN
MAY BE MORE OR LESS THAN THOSE  SHOWN AND WILL  DEPEND ON A NUMBER OF  FACTORS,  INCLUDING  THE INVESTMENT
ALLOCATIONS  MADE BY AN OWNER AND RATES OF RETURN FOR THE FUNDS. THE DEATH  BENEFIT,  ACCOUNT  VALUE AND CASH
SURRENDER  VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF RETURN AVERAGED
THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL  POLICY
YEARS. NO  REPRESENTATIONS  CAN BE MADE BY THE COMPANY OR THE TRUST THAT THIS  ASSUMED  INVESTMENT  RATE OF RETURN
CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


Allianz Life Insurance Company of North America                                 Designed For: John Doe
Minneapolis, Minnesota                                                          Prepared By: Any Representative


                                                     FRANKLIN VALUEMARK
                                            SINGLE PREMIUM VARIABLE LIFE INSURANCE
                                               MALE NON-SMOKER STANDARD ISSUE


Initial Face Amount......................     $400,205            Single Premium:.........................     $100,000
Issue Age:...............................           35            State:..................................           MN
---------------------------------------------------------------------------------------------------------------------------


                            Summary of end of year values  assuming  6.00% gross rate of return.
                                 This illustration is based on CURRENT mortality costs.

                                        PREMIUM                                        CASH
           POLICY                        ACCUM        POLICY         ACCOUNT         SURRENDER         DEATH
            YEAR         PAYMENT        @ 5.00%        LOAN           VALUE            VALUE          BENEFIT
------------------------------------------------------------------------------------------------------------------
              1         $100,000       $105,000          0         $103,535         $  97,235         $418,427
              2                0        110,250          0          107,212           101,612          422,745
              3                0        115,762          0          111,032           106,132          426,902
              4                0        121,550          0          114,999           110,799          430,936
              5                0        127,628          0          119,119           115,619          435,857
             10                0        162,889          0          142,115           142,115          453,013
             15                0        207,892          0          173,363           173,363          470,475
             20                0        265,329          0          210,333           210,333          488,903
             25                0        338,635          0          253,120           253,120          508,774
             30                0        432,194          0          301,573           301,573          530,293

                            Summary of end of year values  assuming  6.00% gross rate of return.
                                 This illustration is based on GUARANTEED mortality costs.

                                        PREMIUM                                        CASH
           POLICY                        ACCUM        POLICY         ACCOUNT         SURRENDER         DEATH
            YEAR         PAYMENT        @ 5.00%        LOAN           VALUE            VALUE          BENEFIT
------------------------------------------------------------------------------------------------------------------
              1         $100,000       $105,000          0         $103,396         $  97,096         $417,830
              2                0        110,250          0          106,922           101,322          421,536
              3                0        115,762          0          110,574           105,674          425,061
              4                0        121,550          0          114,357           110,157          428,440
              5                0        127,628          0          118,275           114,775          431,683
             10                0        162,889          0          139,919           139,919          446,012
             15                0        207,892          0          169,063           169,063          458,804
             20                0        265,329          0          202,798           202,798          471,389
             25                0        338,635          0          240,640           240,640          483,690
             30                0        432,194          0          281,750           281,750          495,435

IT IS  EMPHASIZED  THAT THE ASSUMED  INVESTMENT  RATES OF RETURN SHOWN ABOVE AND ELSEWHERE ARE  ILLUSTRATIVE  ONLY
AND SHOULD NOT BE DEEMED A  REPRESENTATION  OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN
MAY BE MORE OR LESS THAN THOSE  SHOWN AND WILL  DEPEND ON A NUMBER OF  FACTORS,  INCLUDING  THE INVESTMENT
ALLOCATIONS  MADE BY AN OWNER AND RATES OF RETURN FOR THE FUNDS. THE DEATH  BENEFIT,  ACCOUNT  VALUE AND CASH
SURRENDER  VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF RETURN AVERAGED
THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL  POLICY
YEARS. NO  REPRESENTATIONS  CAN BE MADE BY THE COMPANY OR THE TRUST THAT THIS  ASSUMED  INVESTMENT  RATE OF RETURN
CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


Allianz Life Insurance Company of North America                                 Designed For: John Doe
Minneapolis, Minnesota                                                          Prepared By: Any Representative


                                                     FRANKLIN VALUEMARK
                                            SINGLE PREMIUM VARIABLE LIFE INSURANCE
                                               MALE NON-SMOKER STANDARD ISSUE


Initial Face Amount......................     $400,205            Single Premium:.........................     $100,000
Issue Age:...............................           35            State:..................................           MN
---------------------------------------------------------------------------------------------------------------------------


                            Summary of end of year values  assuming 12.00% gross rate of return.
                                 This illustration is based on CURRENT mortality costs.

                                        PREMIUM                                        CASH
           POLICY                        ACCUM        POLICY         ACCOUNT         SURRENDER        DEATH
            YEAR         PAYMENT        @ 5.00%        LOAN           VALUE            VALUE         BENEFIT
------------------------------------------------------------------------------------------------------------------
              1         $100,000       $105,000          0         $  109,434      $   103,134     $   443,813
              2                0        110,250          0            119,815          114,215         475,176
              3                0        115,762          0            131,230          126,330         508,146
              4                0        121,550          0            143,782          139,582         542,881
              5                0        127,628          0            157,582          154,082         579,521
             10                0        162,889          0            249,903          249,903         796,602
             15                0        207,892          0            401,470          401,470       1,089,512
             20                0        265,329          0            641,457          641,457       1,491,022
             25                0        338,635          0          1,016,607        1,016,607       2,043,389
             30                0        432,194          0          1,595,085        1,595,085       2,804,829

                            Summary of end of year values  assuming 12.00% gross rate of return.
                                 This  llustration is based on GUARANTEED mortality costs.

                                        PREMIUM                                        CASH
           POLICY                        ACCUM        POLICY         ACCOUNT         SURRENDER        DEATH
            YEAR         PAYMENT        @ 5.00%        LOAN           VALUE            VALUE         BENEFIT
------------------------------------------------------------------------------------------------------------------
              1         $100,000       $105,000          0        $   109,287       $  102,987     $   443,180
              2                0        110,250          0            119,489          113,889         473,821
              3                0        115,762          0            130,687          125,787         505,962
              4                0        121,550          0            142,976          138,776         539,749
              5                0        127,628          0            156,462          152,962         575,309
             10                0        162,889          0            246,052          246,052         784,329
             15                0        207,892          0            391,530          391,530       1,062,539
             20                0        265,329          0            618,507          618,507       1,437,677
             25                0        338,635          0            966,531          966,531       1,942,737
             30                0        432,194          0          1,490,307        1,490,307       2,620,586

IT IS  EMPHASIZED  THAT THE ASSUMED  INVESTMENT  RATES OF RETURN SHOWN ABOVE AND ELSEWHERE ARE  ILLUSTRATIVE  ONLY
AND SHOULD NOT BE DEEMED A  REPRESENTATION  OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN
MAY BE MORE OR LESS THAN THOSE  SHOWN AND WILL  DEPEND ON A NUMBER OF  FACTORS,  INCLUDING  THE INVESTMENT
ALLOCATIONS  MADE BY AN OWNER AND RATES OF RETURN FOR THE FUNDS. THE DEATH  BENEFIT,  ACCOUNT  VALUE AND CASH
SURRENDER  VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF RETURN AVERAGED
THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL  POLICY
YEARS. NO  REPRESENTATIONS  CAN BE MADE BY THE COMPANY OR THE TRUST THAT THIS  ASSUMED  INVESTMENT  RATE OF RETURN
CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.



Allianz Life Insurance Company of North America                                 Designed For: John Doe
Minneapolis, Minnesota                                                          Prepared By: Any Representative


                                                      FRANKLIN VALUEMARK
                                            SINGLE PREMIUM VARIABLE LIFE INSURANCE
                                             MALE NON-SMOKER JET/SIMPLIFIED ISSUE


Initial Face Amount:.....................     $244,544            Single Premium:.........................     $100,000
Issue Age:...............................           50            State:..................................           MN
---------------------------------------------------------------------------------------------------------------------------


                            Summary of end of year values  assuming  0.00% gross rate of return.
                                 This illustration is based on CURRENT mortality costs.

                                        PREMIUM                                        CASH
           POLICY                        ACCUM        POLICY         ACCOUNT         SURRENDER         DEATH
            YEAR         PAYMENT        @ 5.00%        LOAN           VALUE            VALUE          BENEFIT
------------------------------------------------------------------------------------------------------------------
              1         $100,000       $105,000          0          $97,366           $91,066         $244,544
              2                0        110,250          0           94,696            89,096          244,544
              3                0        115,762          0           91,978            87,078          244,544
              4                0        121,550          0           89,202            85,002          244,544
              5                0        127,628          0           86,355            82,855          244,544
             10                0        162,889          0           70,612            70,612          244,544
             15                0        207,892          0           53,820            53,820          244,544
             20                0        265,329          0           27,445            27,445          244,544
             25                0        338,635          0                0                 0          244,544
             30                0        432,194          0                0                 0          244,544

                            Summary of end of year values  assuming  0.00% gross rate of return.
                                 This illustration is based on GUARANTEED mortality costs.

                                        PREMIUM                                        CASH
           POLICY                        ACCUM        POLICY         ACCOUNT         SURRENDER         DEATH
            YEAR         PAYMENT        @ 5.00%        LOAN           VALUE            VALUE          BENEFIT
------------------------------------------------------------------------------------------------------------------
              1         $100,000       $105,000          0          $96,858           $90,558         $244,544
              2                0        110,250          0           93,628            88,028          244,544
              3                0        115,762          0           90,291            85,391          244,544
              4                0        121,550          0           86,823            82,623          244,544
              5                0        127,628          0           83,203            79,703          244,544
             10                0        162,889          0           61,899            61,899          244,544
             15                0        207,892          0           34,521            34,521          244,544
             20                0        265,329          0                0                 0          244,544
             25                0        338,635          0                0                 0          244,544
             30                0        432,194          0                0                 0          244,544

IT IS  EMPHASIZED  THAT THE ASSUMED  INVESTMENT  RATES OF RETURN SHOWN ABOVE AND ELSEWHERE ARE  ILLUSTRATIVE  ONLY
AND SHOULD NOT BE DEEMED A  REPRESENTATION  OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN
MAY BE MORE OR LESS THAN THOSE  SHOWN AND WILL  DEPEND ON A NUMBER OF  FACTORS,  INCLUDING  THE INVESTMENT
ALLOCATIONS  MADE BY AN OWNER AND RATES OF RETURN FOR THE FUNDS. THE DEATH  BENEFIT,  ACCOUNT  VALUE AND CASH
SURRENDER  VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF RETURN AVERAGED
THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL  POLICY
YEARS. NO  REPRESENTATIONS  CAN BE MADE BY THE COMPANY OR THE TRUST THAT THIS  ASSUMED  INVESTMENT  RATE OF RETURN
CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


Allianz Life Insurance Company of North America                                 Designed For: John Doe
Minneapolis, Minnesota                                                          Prepared By: Any Representative


                                                    FRANKLIN VALUEMARK
                                            SINGLE PREMIUM VARIABLE LIFE INSURANCE
                                             MALE NON-SMOKER JET/SIMPLIFIED ISSUE


Initial Face Amount:.....................     $244,544            Single Premium:.........................     $100,000
Issue Age:...............................           50            State:..................................           MN
---------------------------------------------------------------------------------------------------------------------------


                            Summary of end of year values  assuming  6.00% gross rate of return.
                                 This illustration is based on CURRENT mortality costs.

                                        PREMIUM                                        CASH
           POLICY                        ACCUM        POLICY         ACCOUNT         SURRENDER         DEATH
            YEAR         PAYMENT        @ 5.00%        LOAN           VALUE            VALUE          BENEFIT
------------------------------------------------------------------------------------------------------------------
              1         $100,000       $105,000          0         $103,261         $  96,961         $254,959
              2                0        110,250          0          106,617           101,017          257,438
              3                0        115,762          0          110,067           105,167          259,828
              4                0        121,550          0          113,606           109,406          262,131
              5                0        127,628          0          117,233           113,733          264,364
             10                0        162,889          0          136,635           136,635          274,638
             15                0        207,892          0          161,659           161,659          284,265
             20                0        265,329          0          188,578           188,578          294,464
             25                0        338,635          0          216,499           216,499          305,080
             30                0        432,194          0          244,022           244,022          316,653

                            Summary of end of year values  assuming  6.00% gross rate of return.
                                 This  illustration is based on GUARANTEED mortality costs.

                                        PREMIUM                                        CASH
           POLICY                        ACCUM        POLICY         ACCOUNT         SURRENDER         DEATH
            YEAR         PAYMENT        @ 5.00%        LOAN           VALUE            VALUE          BENEFIT
------------------------------------------------------------------------------------------------------------------
              1         $100,000       $105,000          0         $102,735         $  96,435         $253,575
              2                0        110,250          0          105,505            99,905          254,604
              3                0        115,762          0          108,302           103,402          255,468
              4                0        121,550          0          111,115           106,915          256,163
              5                0        127,628          0          113,935           110,435          256,700
             10                0        162,889          0          127,922           127,922          257,125
             15                0        207,892          0          144,637           144,637          254,332
             20                0        265,329          0          159,490           159,490          249,044
             25                0        338,635          0          170,653           170,653          244,544
             30                0        432,194          0          169,965           169,965          244,544

IT IS  EMPHASIZED  THAT THE ASSUMED  INVESTMENT  RATES OF RETURN SHOWN ABOVE AND ELSEWHERE ARE  ILLUSTRATIVE  ONLY
AND SHOULD NOT BE DEEMED A  REPRESENTATION  OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN
MAY BE MORE OR LESS THAN THOSE  SHOWN AND WILL  DEPEND ON A NUMBER OF  FACTORS,  INCLUDING  THE INVESTMENT
ALLOCATIONS  MADE BY AN OWNER AND RATES OF RETURN FOR THE FUNDS. THE DEATH  BENEFIT,  ACCOUNT  VALUE AND CASH
SURRENDER  VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF RETURN AVERAGED
THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL  POLICY
YEARS. NO  REPRESENTATIONS  CAN BE MADE BY THE COMPANY OR THE TRUST THAT THIS  ASSUMED  INVESTMENT  RATE OF RETURN
CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


Allianz Life Insurance Company of North America                                 Designed For: John Doe
Minneapolis, Minnesota                                                          Prepared By: Any Representative


                                                         FRANKLIN VALUEMARK
                                            SINGLE PREMIUM VARIABLE LIFE INSURANCE
                                             MALE NON-SMOKER JET/SIMPLIFIED ISSUE


Initial Face Amount:.....................     $244,544            Single Premium:.........................     $100,000
Issue Age:...............................           50            State:..................................           MN
---------------------------------------------------------------------------------------------------------------------------


                            Summary of end of year values  assuming 12.00% gross rate of return.
                                 This illustration is based on CURRENT mortality costs.

                                        PREMIUM                                        CASH
           POLICY                        ACCUM        POLICY         ACCOUNT         SURRENDER        DEATH
            YEAR         PAYMENT        @ 5.00%        LOAN           VALUE            VALUE         BENEFIT
------------------------------------------------------------------------------------------------------------------
              1         $100,000       $105,000          0        $   109,144      $   102,844     $   270,428
              2                0        110,250          0            119,148          113,548         289,371
              3                0        115,762          0            130,085          125,185         309,285
              4                0        121,550          0            142,033          137,833         330,242
              5                0        127,628          0            155,078          151,578         352,333
             10                0        162,889          0            240,293          240,293         482,991
             15                0        207,892          0            374,407          374,407         658,365
             20                0        265,329          0            575,173          575,173         898,133
             25                0        338,635          0            869,619          869,619       1,225,423
             30                0        432,194          0          1,290,824        1,290,824       1,675,024

                            Summary of end of year values  assuming 12.00% gross rate of return.
                                 This illustration is based on GUARANTEED mortality costs.

                                        PREMIUM                                        CASH
           POLICY                        ACCUM        POLICY         ACCOUNT         SURRENDER        DEATH
            YEAR         PAYMENT        @ 5.00%        LOAN           VALUE            VALUE         BENEFIT
------------------------------------------------------------------------------------------------------------------
              1         $100,000       $105,000          0           $108,587         $102,287     $   268,963
              2                0        110,250          0            117,901          112,301         286,194
              3                0        115,762          0            127,992          123,092         304,114
              4                0        121,550          0            138,907          134,707         322,752
              5                0        127,628          0            150,702          147,202         342,160
             10                0        162,889          0            225,014          225,014         452,281
             15                0        207,892          0            335,050          335,050         589,158
             20                0        265,329          0            486,552          486,552         759,751
             25                0        338,635          0            686,897          686,897         967,942
             30                0        432,194          0            938,636          938,636       1,218,012

IT IS  EMPHASIZED  THAT THE ASSUMED  INVESTMENT  RATES OF RETURN SHOWN ABOVE AND ELSEWHERE ARE  ILLUSTRATIVE  ONLY
AND SHOULD NOT BE DEEMED A  REPRESENTATION  OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN
MAY BE MORE OR LESS THAN THOSE  SHOWN AND WILL  DEPEND ON A NUMBER OF  FACTORS,  INCLUDING  THE INVESTMENT
ALLOCATIONS  MADE BY AN OWNER AND RATES OF RETURN FOR THE FUNDS. THE DEATH  BENEFIT,  ACCOUNT  VALUE AND CASH
SURRENDER  VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF RETURN AVERAGED
THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL  POLICY
YEARS. NO  REPRESENTATIONS  CAN BE MADE BY THE COMPANY OR THE TRUST THAT THIS  ASSUMED  INVESTMENT  RATE OF RETURN
CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.



                                                      APPENDIX B
                                          Table of Net Single Premium Factors

Attained              FACTORS             Attained               FACTORS            Attained               FACTORS
                  ---------------                             -------------                             -------------
   Age           Male*      Female*          Age             Male*    Female*          Age            Male*     Female*
---------------------------------------------------------------------------------------------------------------------------
    0          12.62467    14.69383          35             4.30327   4.82748          70            1.52757    1.66607
    1          12.50646    14.48692          36             4.16038   4.66752          71            1.49533    1.62425
    2          12.16372    14.08281          37             4.02237   4.51338          72            1.46481    1.58427
    3          11.82118    13.67851          38             3.88934   4.36506          73            1.43608    1.54629
    4          11.48209    13.27838          39             3.76113   4.22232          74            1.40915    1.51041
    5          11.14463    12.88451          40             3.63755   4.08498          75            1.38398    1.47664
    6          10.80849    12.49577          41             3.51861   3.95303          76            1.36040    1.44488
    7          10.47450    12.11263          42             3.40410   3.82624          77            1.33828    1.41498
    8          10.14347    11.73553          43             3.29382   3.70425          78            1.31741    1.38673
    9           9.81784    11.36605          44             3.18765   3.58674          79            1.29764    1.35999
   10           9.49960    11.00434          45             3.08543   3.47344          80            1.27888    1.33468
   11           9.19034    10.65053          46             2.98710   3.36425          81            1.26112    1.31079
   12           8.89337    10.30762          47             2.89249   3.25897          82            1.24440    1.28836
   13           8.61119     9.97611          48             2.80143   3.15749          83            1.22879    1.26746
   14           8.34507     9.65635          49             2.71381   3.05962          84            1.21434    1.24807
   15           8.09470     9.34852          50             2.62950   2.96530          85            1.20100    1.22998
   16           7.85593     9.04683          51             2.54845   2.87445          86            1.18868    1.21335
   17           7.62788     8.75962          52             2.47062   2.78696          87            1.17723    1.19789
   18           7.40829     8.48131          53             2.39595   2.70281          88            1.16647    1.18342
   19           7.19529     8.21157          54             2.32443   2.62191          89            1.15617    1.16975
   20           6.98773     7.95007          55             2.25594   2.54404          90            1.14612    1.15668
   21           6.78427     7.69599          56             2.19040   2.46904          91            1.13609    1.14399
   22           6.58380     7.44915          57             2.12767   2.39670          92            1.12581    1.13142
   23           6.38615     7.20889          58             2.06757   2.32674          93            1.11497    1.11871
   24           6.19122     6.97553          59             2.01001   2.25900          94            1.10328    1.10559
   25           5.99922     6.74889          60             1.95494   2.19345          95            1.09064    1.09192
   26           5.81010     6.52878          61             1.90230   2.13013          96            1.07717    1.07777
   27           5.62462     6.31538          62             1.85199   2.06916          97            1.06337    1.06359
   28           5.44313     6.10815          63             1.80404   2.01067          98            1.05029    1.05034
   29           5.26593     5.90723          64             1.75842   1.95479          99            1.04000    1.04000
   30           5.09324     5.71269          65             1.71504   1.90144
   31           4.92522     5.52403          66             1.67380   1.85048
   32           4.76215     5.34132          67             1.63456   1.80168
   33           4.60408     5.16433          68             1.59713   1.75478
   34           4.45114     4.99306          69             1.56150   1.70960

*In states requiring unisex rates, male rates should apply.





                                   PART II

                          UNDERTAKINGS TO FILE REPORTS

Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission theretofore or hereafter duly adopted pursuant to authority conferred in that section.

                             REPRESENTATION

Allianz Life Insurance Compnay of North America ("Company") hereby represents that the fees and charges deducted under the Policy described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

                            INDEMNIFICATION

Under its Bylaws, Article XI, the Company indemnifies, to the extent permitted by the laws of the State of Minnesota, each person (and the heirs, executors, and administrators of such person) made or threatened to be made a party to any action, civil or criminal, by reason of being or having been a director, officer or employee of the Company (or by reason of serving any other organization at the request of the Company).

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Company pursuant to such provisions of the bylaws or statutes or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in said Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the Policies issued by the Variable Account, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in said Act and will be governed by the final adjudication of such issue.

                       CONTENTS OF REGISTRATION STATEMENT

This Registration Statement comprises the following papers and documents:

The facing sheet

The Prospectus consisting of 80 pages

Representations

The signatures

Part II
Other Information
Page 2


The following exhibits:

A. Copies of all exhibits required by paragraph A of instructions for Exhibits in Form N-8B-2.

     1.     Resolution of the Board of Directors of the Company#
     2.     Not Applicable
     3.a.   Principal Underwriter's Agreement*
     3.b.   General Agency Agreement**
     4.     Not Applicable
     5.     Individual Single Premium Variable Life Insurance Policy   ##
     6.a.   Articles of Incorporation of the Company#
     6.b.   Bylaws of the Company#
     7.     Not Applicable
     8.     Not Applicable
     9.a.   Administrative Agreement***
     9.b.   Fund Participation Agreement   ##
     10.    Application Form   ##
     12.    Illustrative Calculations for the Exchange of the Single Premium
            Variable Life Insurance Policy for a Whole Life Policy**
     13.    Powers of Attorney   ****
     27.    Financial Data Schedule

B.   Opinion and Consent of Counsel

C.   Consent of Actuary##

D.   Independent Auditors' Consent

      * incorporated by reference to Form N-8B-2 for NALAC Variable Account A, File No. 811-4965 filed on July 28, 1987

     ** incorporated by reference to Registrant's Form S-6, File No. 33-15464 filed on June 29, 1987

    *** incorporated by reference to Pre-Effective Amendment No. 1 to Form
        S-6, File No. 33-11158 filed on October 19, 1987

   **** incorporated by reference to Post-Effective Amendment No. 10 to Registrants Form S-6, File No. 33-15464 filed on April 29, 1994 and to Post-Effective Amendment No. 15 to Registrants form S-6 File No. 33-15464 electronically filed on April 23, 1996.

      # incorporated by reference to Post-Effective Amendment No. 14 to Registrants Form S-6 electronically filed on November 1, 1995.

     ## incorporated by reference to Post-Effective Amendment No. 15 to Registrants Form S-6 electronically filed on April 23, 1996.




                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and it has caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the City of Minneapolis and State of Minnesota, on this 5th day of November, 1996.



                                         ALLIANZ LIFE
                                         VARIABLE ACCOUNT A
                                                                    (Registrant)


                                    By:  ALLIANZ LIFE INSURANCE COMPANY
                                         OF NORTH AMERICA
                                                                     (Depositor)



                                    By:  /S/ ALAN A. GROVE
                                         ------------------
                                         Alan A. Grove



Attest: /S/ MICHAEL T. WESTERMEYER
        ---------------------------
           Michael T. Westermeyer









Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.


Signature and Title




                       Chairman of the Board,
Lowell C. Anderson*    President                   11-5-96
Lowell C. Anderson     and Chief Executive Officer


Herbert F. Hansmeyer*  Director                    11-5-96
Herbert F. Hansmeyer


Michael P. Sullivan*   Director                    11-5-96
Michael P. Sullivan


Dr.Jerry E. Robertson* Director                    11-5-96
Dr.Jerry E. Robertson


Dr. Gerhard Rupprecht* Director                    11-5-96
Dr. Gerhard Rupprecht


Edward J. Bonach*      Chief Financial Officer     11-5-96
Edward J. Bonach


Rev. Dennis J. Dease*  Director                    11-5-96
Rev. Dennis J. Dease


James R. Campbell*     Director                    11-5-96
James R. Campbell


                                        *By Power of Attorney


                                        By: /S/ ALAN A. GROVE
                                            ---------------------------------
                                            Alan A. Grove
                                            Attorney-in-Fact






                                    EXHIBITS

                                       TO

                       POST-EFFECTIVE AMENDMENT NO.    16

                                       TO

                                    FORM S-6

                         ALLIANZ LIFE VARIABLE ACCOUNT A

               ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA







                                INDEX TO EXHIBITS


Exhibit                                                                   Page




EX99.B     Opinion and Consent of Counsel

EX99.D     Independent Auditors' Consent

EX99.A.27  Financial Data Schedule